Schedule of Investments (unaudited)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.20%,
04/15/24	$4,272	$4,558,559
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	10,209	10,936,257
3.65%, 11/01/24 (Call 08/01/24)(a)	9,711	10,278,115
WPP Finance 2010, 3.75%, 09/19/24	10,349	11,012,103
		36,785,034
Aerospace & Defense — 1.3%
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	1,148	1,223,487
3.85%, 12/15/25 (Call 09/15/25)(b)	7,638	8,238,750
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	9,207	9,210,443
1.43%, 02/04/24 (Call 02/04/22)	18,339	18,340,429
1.88%, 06/15/23 (Call 04/15/23)(a)	3,169	3,197,010
1.95%, 02/01/24(a)	1,610	1,632,285
2.20%, 02/04/26 (Call 02/04/23)(a)	27,326	27,269,723
2.25%, 06/15/26 (Call 03/15/26)	3,748	3,757,058
2.50%, 03/01/25 (Call 12/01/24)	4,918	5,008,126
2.60%, 10/30/25 (Call 07/30/25)	1,883	1,924,461
2.75%, 02/01/26 (Call 01/01/26)(a)	2,528	2,596,959
2.80%, 03/01/23 (Call 02/01/23)(a)	2,586	2,638,247
2.80%, 03/01/24 (Call 02/01/24)	7,979	8,238,766
2.85%, 10/30/24 (Call 07/30/24)	4,816	5,000,640
3.10%, 05/01/26 (Call 03/01/26)(a)	4,385	4,561,978
4.51%, 05/01/23 (Call 04/01/23)(a)	20,674	21,583,948
4.88%, 05/01/25 (Call 04/01/25)	29,782	32,640,934
7.95%, 08/15/24(a)	1,897	2,229,193
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	4,310	4,272,692
1.88%, 08/15/23 (Call 06/15/23)	5,613	5,717,177
2.13%, 08/15/26 (Call 05/15/26)	3,266	3,359,181
2.38%, 11/15/24 (Call 09/15/24)(a)	5,211	5,398,407
3.25%, 04/01/25 (Call 03/01/25)(a)	6,695	7,098,419
3.38%, 05/15/23 (Call 04/15/23)(a)	3,444	3,570,775
3.50%, 05/15/25 (Call 03/15/25)	6,640	7,110,393
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	5,877	6,301,815
3.85%, 06/15/23 (Call 05/15/23)	7,516	7,836,176
3.95%, 05/28/24 (Call 02/28/24)(a)	3,426	3,625,119
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	6,400	6,720,726
3.10%, 01/15/23 (Call 11/15/22)	5,805	5,944,726
3.55%, 01/15/26 (Call 10/15/25)(a)	10,551	11,418,187
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	14,053	14,680,733
3.25%, 08/01/23	10,500	10,913,569
7.88%, 03/01/26(a)(b)	74	92,146
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	466	489,192
3.20%, 03/15/24 (Call 01/15/24)	9,059	9,450,674
3.70%, 12/15/23 (Call 09/15/23)	4,669	4,913,350
3.95%, 08/16/25 (Call 06/16/25)	14,439	15,652,020
Teledyne Technologies Inc.
0.65%, 04/01/23(a)	209	207,724
0.95%, 04/01/24 (Call 04/01/22)(a)	5,065	5,028,505
1.60%, 04/01/26 (Call 03/01/26)(a)	8,228	8,175,056
		307,269,199
Security	Par (000)	Value

Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	$9,641	$9,907,933
2.63%, 09/16/26 (Call 06/16/26)(a)	2,762	2,857,315
3.80%, 02/14/24 (Call 01/14/24)(a)	190	200,843
4.00%, 01/31/24(a)	1,717	1,820,564
4.40%, 02/14/26 (Call 12/14/25)	4,370	4,796,183
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	3,743	3,909,600
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	9,884	10,222,473
3.22%, 08/15/24 (Call 06/15/24)	21,729	22,630,928
3.22%, 09/06/26 (Call 07/06/26)	5,512	5,725,073
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	12,137	11,955,980
3.95%, 06/15/25(b)	13,748	14,747,361
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	8,227	8,229,967
3.25%, 08/15/26 (Call 05/15/26)	2,575	2,739,374
4.35%, 03/15/24 (Call 02/15/24)(a)	7,709	8,245,850
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(b)	5,455	5,396,572
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	1,976	1,922,857
1.38%, 07/23/23(a)(b)	10,513	10,620,330
3.25%, 03/01/23(b)	140	144,607
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)(b)	8,222	8,524,123
3.50%, 02/11/23 (Call 11/11/22)(b)	9,138	9,343,222
3.50%, 07/26/26 (Call 05/26/26)(b)	4,035	4,264,809
4.25%, 07/21/25 (Call 04/21/25)(b)	14,116	15,204,978
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,085	1,048,814
1.13%, 05/01/23	6,325	6,362,935
1.50%, 05/01/25 (Call 04/01/25)(a)	7,469	7,513,618
2.13%, 05/10/23 (Call 03/10/23)(a)	4,881	4,967,898
2.63%, 03/06/23	5,770	5,910,124
2.75%, 02/25/26 (Call 11/25/25)	2,592	2,704,812
2.88%, 05/01/24 (Call 04/01/24)	10,215	10,671,866
3.25%, 11/10/24	8,732	9,267,303
3.38%, 08/11/25 (Call 05/11/25)	5,028	5,352,452
3.60%, 11/15/23(a)	3,857	4,068,601
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	21,422	23,172,346
4.85%, 09/15/23	5,085	5,420,469
Viterra Finance BV, 2.00%, 04/21/26 (Call 03/21/26)(b)	10,665	10,639,077
		260,511,257
Airlines — 0.4%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	25,264	29,026,343
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(a)(b)	18,660	19,561,631
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	2,977	3,109,060
4.75%, 05/04/23	17,281	18,139,721
5.25%, 05/04/25 (Call 04/04/25)(a)	12,950	14,388,379
		84,225,134
Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	4,191	4,273,906
2.38%, 11/01/26 (Call 08/01/26)(a)	3,070	3,209,242
2.40%, 03/27/25 (Call 02/27/25)	11,701	12,181,168

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	$6,574	$7,215,717
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	2,836	3,067,003
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	846	919,187
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)(a)	9,236	9,528,854
		40,395,077
Auto Manufacturers — 4.3%
American Honda Finance Corp.
0.35%, 04/20/23(a)	332	330,886
0.55%, 07/12/24(a)	4,635	4,573,689
0.65%, 09/08/23	6,789	6,784,309
0.75%, 08/09/24	880	871,990
0.88%, 07/07/23	6,082	6,094,719
1.00%, 09/10/25(a)	3,347	3,303,207
1.20%, 07/08/25(a)	5,286	5,253,739
1.30%, 09/09/26	9,075	8,941,269
1.95%, 05/10/23	7,970	8,102,116
2.05%, 01/10/23(a)	5,962	6,062,483
2.15%, 09/10/24(a)	8,030	8,252,627
2.30%, 09/09/26(a)	1,434	1,482,392
2.40%, 06/27/24	7,414	7,650,364
2.90%, 02/16/24	7,347	7,634,211
3.45%, 07/14/23(a)	4,926	5,143,767
3.55%, 01/12/24(a)	8,551	9,011,325
3.63%, 10/10/23(a)	8,618	9,064,738
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(a)(b)	5,569	5,755,338
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	2,475	2,451,417
0.80%, 04/01/24(b)	7,562	7,519,723
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	7,846	7,728,824
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	1,711	1,752,419
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	6,468	6,787,024
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	9,291	9,736,161
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	11,813	12,231,777
3.80%, 04/06/23(a)(b)	12,367	12,870,385
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	15,324	16,535,730
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	6,469	6,363,731
3.65%, 10/01/23 (Call 07/01/23)(a)	4,327	4,522,878
Daimler Finance North America LLC
0.75%, 03/01/24(a)(b)	2,276	2,257,673
1.45%, 03/02/26(a)(b)	9,921	9,869,074
1.75%, 03/10/23(a)(b)	9,969	10,086,434
2.13%, 03/10/25(b)	9,347	9,527,638
2.70%, 06/14/24(b)	7,167	7,432,870
3.25%, 08/01/24(a)(b)	2,335	2,454,829
3.30%, 05/19/25(a)(b)	4,832	5,129,877
3.35%, 02/22/23(a)(b)	5,711	5,890,430
3.50%, 08/03/25(b)	1,788	1,916,968
3.65%, 02/22/24(b)	6,234	6,579,841
3.70%, 05/04/23(a)(b)	6,075	6,314,733
General Motors Co.
4.00%, 04/01/25	3,711	3,980,442
4.88%, 10/02/23(a)	11,568	12,300,192
5.40%, 10/02/23(a)	10,397	11,199,884
6.13%, 10/01/25 (Call 09/01/25)	10,438	12,041,046
General Motors Financial Co. Inc.
1.05%, 03/08/24	9,163	9,104,148
1.20%, 10/15/24	7,545	7,524,714
1.25%, 01/08/26 (Call 12/08/25)(a)	17,838	17,395,389
1.50%, 06/10/26 (Call 05/10/26)	13,278	13,031,005
Security	Par (000)	Value

Auto Manufacturers (continued)
1.70%, 08/18/23	$12,028	$12,156,254
2.75%, 06/20/25 (Call 05/20/25)	13,674	14,133,064
2.90%, 02/26/25 (Call 01/26/25)	12,278	12,719,144
3.25%, 01/05/23 (Call 12/05/22)(a)	10,468	10,720,358
3.50%, 11/07/24 (Call 09/07/24)	6,758	7,117,756
3.70%, 05/09/23 (Call 03/09/23)	13,223	13,679,386
3.95%, 04/13/24 (Call 02/13/24)	11,488	12,109,036
4.00%, 01/15/25 (Call 10/15/24)(a)	5,972	6,358,594
4.00%, 10/06/26 (Call 07/06/26)	4,307	4,659,547
4.15%, 06/19/23 (Call 05/19/23)	11,519	12,031,650
4.25%, 05/15/23	4,935	5,164,302
4.30%, 07/13/25 (Call 04/13/25)	9,046	9,784,256
4.35%, 04/09/25 (Call 02/09/25)	6,420	6,941,313
5.10%, 01/17/24 (Call 12/17/23)	13,212	14,214,894
5.25%, 03/01/26 (Call 12/01/25)	11,290	12,691,660
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(b)	3,691	3,783,849
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	9,475	9,966,759
Hyundai Capital America
0.80%, 01/08/24(b)	9,916	9,834,033
0.88%, 06/14/24(b)	9,825	9,706,385
1.00%, 09/17/24(b)	10,560	10,420,532
1.25%, 09/18/23(a)(b)	11,469	11,488,635
1.30%, 01/08/26 (Call 12/08/25)(a)(b)	8,221	8,001,156
1.50%, 06/15/26 (Call 05/15/26)(b)	9,433	9,183,206
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	14,975	14,692,683
1.80%, 10/15/25 (Call 09/15/25)(b)	7,283	7,272,592
2.38%, 02/10/23(a)(b)	8,977	9,125,331
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	5,758	5,931,745
2.75%, 09/27/26(a)(b)	1,622	1,660,701
3.40%, 06/20/24(a)(b)	3,287	3,448,845
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	3,536	3,749,912
4.13%, 06/08/23(b)	7,605	7,941,811
4.30%, 02/01/24(b)	4,641	4,930,334
5.75%, 04/06/23(a)(b)	7,210	7,652,935
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	4,982	5,645,839
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	1,045	1,019,124
3.75%, 03/05/23(b)	3,370	3,484,156
Kia Corp.
1.00%, 04/16/24(b)	5,220	5,207,606
1.75%, 10/16/26(a)(b)	495	491,629
3.00%, 04/25/23(b)	549	565,543
3.25%, 04/21/26(b)	455	481,226
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	7,885	7,766,122
1.85%, 09/16/26 (Call 08/16/26)(a)(b)	9,160	8,893,923
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	2,550	2,512,982
2.00%, 03/09/26 (Call 02/09/26)(b)	9,538	9,371,274
3.45%, 03/15/23(b)	2,689	2,766,098
3.88%, 09/21/23(b)	4,998	5,215,855
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	12,636	13,011,873
3.52%, 09/17/25 (Call 08/17/25)(b)	13,997	14,672,699
PACCAR Financial Corp.
0.35%, 08/11/23	3,845	3,821,260
0.35%, 02/02/24(a)	899	886,688
0.50%, 08/09/24(a)	3,009	2,968,486
0.80%, 06/08/23	965	966,296

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
0.90%, 11/08/24	$2,870	$2,852,527
1.10%, 05/11/26	4,495	4,441,326
1.80%, 02/06/25	2,069	2,103,090
1.90%, 02/07/23(a)	4,682	4,750,405
2.15%, 08/15/24(a)	5,073	5,196,499
2.65%, 04/06/23	1,377	1,414,140
3.40%, 08/09/23(a)	4,902	5,122,706
Stellantis Finance U.S. Inc., 2.69%, 09/15/31 (Call 06/15/31)(b)	5,000	4,924,421
Stellantis NV, 5.25%, 04/15/23	13,582	14,365,546
0.68%, 03/25/24 (Call 02/25/24)(a)	14,072	13,962,286
1.34%, 03/25/26 (Call 02/25/26)	4,763	4,734,340
2.36%, 07/02/24(a)	2,914	3,008,656
3.42%, 07/20/23(a)	5,484	5,732,510
Toyota Motor Credit Corp.
0.40%, 04/06/23	787	785,077
0.45%, 01/11/24	2,208	2,186,144
0.50%, 08/14/23	6,167	6,146,744
0.50%, 06/18/24	9,631	9,502,593
0.63%, 09/13/24(a)	3,235	3,195,089
0.80%, 10/16/25	8,199	8,009,233
0.80%, 01/09/26(a)	6,167	6,001,526
1.13%, 06/18/26	13,157	12,916,259
1.35%, 08/25/23(a)	8,190	8,270,614
1.80%, 02/13/25(a)	11,128	11,313,255
2.00%, 10/07/24	5,311	5,440,776
2.25%, 10/18/23	4,488	4,610,891
2.63%, 01/10/23(a)	4,438	4,536,707
2.70%, 01/11/23	4,906	5,016,167
2.90%, 03/30/23(a)	5,760	5,934,394
2.90%, 04/17/24	5,833	6,087,014
3.00%, 04/01/25	10,253	10,819,747
3.35%, 01/08/24	4,671	4,908,468
3.40%, 04/14/25	4,888	5,205,567
3.45%, 09/20/23(a)	9,524	9,976,406
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(a)(b)	11,444	11,392,902
1.25%, 11/24/25 (Call 10/24/25)(b)	16,822	16,550,515
2.85%, 09/26/24(a)(b)	5,042	5,238,054
3.13%, 05/12/23(b)	9,748	10,052,931
3.20%, 09/26/26 (Call 07/26/26)(b)	1,946	2,060,006
3.35%, 05/13/25(b)	10,599	11,178,703
4.25%, 11/13/23(b)	11,175	11,848,660
4.63%, 11/13/25(a)(b)	6,419	7,111,071
		1,008,775,727
Auto Parts & Equipment — 0.1%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	4,330	4,590,235
5.00%, 10/01/25(b)	9,564	10,750,493
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(b)	5,045	4,968,678
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)(a)	6,823	7,239,561
4.15%, 10/01/25 (Call 07/01/25)	1,005	1,098,216
Toyota Industries Corp., 3.24%, 03/16/23
(Call 02/16/23)(b)	1,069	1,101,203
		29,748,386
Security	Par (000)	Value

Banks — 32.5%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(b)(c)	$5,897	$5,792,782
4.75%, 07/28/25(b)	13,424	14,669,888
4.80%, 04/18/26(b)	10,872	12,033,547
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	5,200	5,369,000
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	9,012	9,537,618
4.75%, 10/12/23(b)	11,608	12,338,216
ANZ New Zealand Int'l Ltd./London
1.25%, 06/22/26(b)	7,577	7,441,867
1.90%, 02/13/23(b)	3,865	3,924,698
3.40%, 03/19/24(b)	6,709	7,072,791
ASB Bank Ltd.
1.63%, 10/22/26(b)	7,330	7,288,574
3.13%, 05/23/24(b)	4,574	4,793,496
3.75%, 06/14/23(b)	4,217	4,409,609
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	215	229,363
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	12,733	13,074,413
4.40%, 05/19/26(a)(b)	8,260	9,055,114
4.50%, 03/19/24(a)(b)	1,168	1,249,779
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	3,342	3,647,820
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	9,008	8,995,672
1.13%, 09/18/25	10,008	9,811,863
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	4,604	4,678,815
3.13%, 07/01/30 (Call 07/01/25)(b)(c)	9,135	8,956,867
3.25%, 09/30/31 (Call 09/30/26)(a)(b)(c)	4,885	4,775,088
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)(b)	4,480	4,667,264
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	60	61,201
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	6,295	6,440,226
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand 5.38%, 04/17/25(b)	18,505	20,069,968
5.95%, 10/01/28 (Call 10/01/23)(a)(b)(c)	930	981,159
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(c)	1,170	1,163,437
1.72%, 09/14/27 (Call 09/14/26)(c)	4,500	4,415,992
1.85%, 03/25/26	8,298	8,270,787
2.71%, 06/27/24	16,770	17,387,246
2.75%, 05/28/25	12,721	13,157,330
3.13%, 02/23/23	10,067	10,334,267
3.85%, 04/12/23	11,810	12,262,011
5.18%, 11/19/25	15,641	17,439,362
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	4,711	5,002,894
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	11,399	11,313,459
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)(c)	19,375	19,253,431
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	13,407	13,292,944
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	5,523	5,452,788

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(c)	$24,041	$23,539,160
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	23,597	23,371,886
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(c)	4,689	4,720,231
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	56,459	55,948,963
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(c)	17,059	17,283,345
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(c)	24,884	25,609,342
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(c)	45,534	46,559,877
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(c)	17,350	18,111,984
3.30%, 01/11/23	32,856	33,825,077
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(c)	20,168	21,295,226
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(c)	20,561	21,536,070
3.50%, 04/19/26(a)	10,138	10,917,356
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(c)	24,173	24,966,005
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	17,687	18,873,796
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(c)	22,900	23,920,751
3.88%, 08/01/25	13,109	14,250,470
4.00%, 04/01/24	18,768	19,993,093
4.00%, 01/22/25	20,510	21,938,874
4.10%, 07/24/23(a)	12,988	13,715,611
4.13%, 01/22/24(a)	16,564	17,644,228
4.20%, 08/26/24(a)	26,019	27,959,826
4.25%, 10/22/26	10,968	12,089,941
4.45%, 03/03/26(a)	14,077	15,490,398
6.22%, 09/15/26(a)	914	1,086,091
Series L, 3.95%, 04/21/25	22,821	24,486,593
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(c)	15,380	15,262,406
Bank of China Hong Kong Ltd., 5.90%,(Call 09/14/23)(b)(c)(d)	24,921	26,540,160
Bank of China Ltd., 5.00%, 11/13/24(b)	26,615	29,132,737
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26)(a)(b)(c)	5,120	5,055,167
4.50%, 11/25/23(b)	5,136	5,459,797
Bank of Montreal
0.40%, 09/15/23(a)	15,225	15,142,539
0.45%, 12/08/23(a)	5,888	5,839,739
0.63%, 07/09/24	21,382	21,109,397
0.95%, 01/22/27 (Call 01/22/26),
(SOFR + 0.603%)(a)(c)	4,753	4,622,836
1.25%, 09/15/26	25,275	24,776,821
1.85%, 05/01/25(a)	7,831	7,966,598
2.50%, 06/28/24	11,379	11,780,330
4.34%, 10/05/28 (Call 10/05/23)(c)	5,550	5,858,566
4.80%, (Call 08/25/24)(c)(d)	4,589	4,695,970
Series E, 3.30%, 02/05/24	15,464	16,202,006
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	3,874	3,845,420
Security	Par (000)	Value

Banks (continued)
0.50%, 04/26/24 (Call 03/26/24)	$7,503	$7,425,904
0.75%, 01/28/26 (Call 12/28/25)	729	710,372
1.05%, 10/15/26 (Call 09/15/26)(a)	12,546	12,260,719
1.60%, 04/24/25 (Call 03/24/25)	10,047	10,150,916
1.85%, 01/27/23 (Call 01/02/23)(a)	3,164	3,208,300
2.10%, 10/24/24(a)	6,755	6,944,614
2.20%, 08/16/23 (Call 06/16/23)	4,990	5,108,019
2.45%, 08/17/26 (Call 05/17/26)(a)	3,322	3,465,151
2.80%, 05/04/26 (Call 02/04/26)(a)	3,597	3,768,960
2.95%, 01/29/23 (Call 12/29/22)(a)	6,625	6,792,762
3.25%, 09/11/24 (Call 08/11/24)(a)	6,426	6,790,010
3.40%, 05/15/24 (Call 04/15/24)	4,167	4,409,028
3.45%, 08/11/23(a)	3,666	3,836,875
3.50%, 04/28/23(a)	5,727	5,944,977
3.95%, 11/18/25 (Call 10/18/25)	1,510	1,654,170
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	8,542	9,033,414
Series G, 3.00%, 02/24/25 (Call 01/24/25)	6,450	6,816,983
Series J, 0.85%, 10/25/24 (Call 09/25/24)	5,185	5,147,251
Bank of New Zealand
1.00%, 03/03/26(b)	1,064	1,037,003
2.00%, 02/21/25(b)	5,844	5,960,195
3.50%, 02/20/24(a)(b)	6,642	6,999,920
Bank of Nova Scotia (The)
0.40%, 09/15/23(a)	6,295	6,248,421
0.55%, 09/15/23	5,098	5,076,468
0.65%, 07/31/24	9,210	9,119,102
0.70%, 04/15/24(a)	12,348	12,226,023
0.80%, 06/15/23(a)	2,895	2,898,830
1.05%, 03/02/26	8,135	7,969,488
1.30%, 06/11/25(a)	7,024	7,004,313
1.30%, 09/15/26 (Call 06/15/26)(a)	12,210	11,982,004
1.35%, 06/24/26(a)	19,167	18,939,481
1.63%, 05/01/23	10,224	10,358,263
1.95%, 02/01/23	5,794	5,880,359
2.20%, 02/03/25(a)	9,893	10,176,300
2.38%, 01/18/23	6,185	6,312,677
2.70%, 08/03/26(a)	5,126	5,360,821
3.40%, 02/11/24	12,343	12,984,629
4.50%, 12/16/25	5,597	6,186,409
4.90%, (Call 06/04/25)(a)(c)(d)	12,384	13,119,610
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(c)	10,145	9,775,842
Bank One Michigan, 8.25%, 11/01/24	72	85,853
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(c)	30	30,250
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	1,290	1,424,856
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	6,413	6,352,841
1.00%, 02/04/25(b)	15,650	15,493,305
1.60%, 10/04/26(b)	15,630	15,495,899
2.38%, 11/21/24(a)(b)	4,181	4,304,903
3.75%, 07/20/23(a)(b)	8,577	8,986,047
Barclays Bank PLC, 3.75%, 05/15/24(a)	3,281	3,498,739
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)(c)	11,333	11,257,351
2.28%, 11/24/27 (Call 11/24/26)(c)	20,000	20,024,038
2.85%, 05/07/26 (Call 05/07/25),
(SOFR + 2.714%)(c)	19,700	20,331,734
3.65%, 03/16/25(a)	11,275	11,949,369
3.68%, 01/10/23 (Call 01/10/22)(a)	1,622	1,627,101

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(c)	$19,245	$20,322,959
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(c)	14,954	15,657,498
4.38%, 09/11/24	8,343	8,926,366
4.38%, 01/12/26	18,384	20,106,421
5.20%, 05/12/26(a)	13,690	15,372,090
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	6,385	6,353,139
4.38%, 04/10/24(b)	270	288,087
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	3,377	3,639,788
2.50%, 08/27/24 (Call 07/27/24)	5,539	5,737,161
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(b)(c)	12,843	12,512,076
1.68%, 06/30/27 (Call 06/30/26)(a)(b)(c)	11,633	11,450,993
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	19,157	19,448,456
2.82%, 11/19/25 (Call 11/19/24)(a)(b)(c)	19,231	19,846,656
3.25%, 03/03/23	7,245	7,483,491
3.38%, 01/09/25(b)	19,370	20,419,737
3.50%, 03/01/23(b)	11,564	11,950,974
3.80%, 01/10/24(a)(b)	6,752	7,107,353
4.25%, 10/15/24(a)	11,203	12,140,109
4.38%, 09/28/25(a)(b)	7,177	7,790,388
4.38%, 05/12/26(b)	6,155	6,698,951
4.71%, 01/10/25 (Call 01/10/24)(b)(c)	15,114	16,166,086
BNZ International Funding Ltd./London, 3.38%, 03/01/23(a)(b)	3,553	3,672,967
BPCE SA
1.00%, 01/20/26(b)	13,503	13,118,412
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	9,817	9,702,693
2.05%, 10/19/27 (Call 10/19/26)(a)(b)(c)	16,105	15,981,669
2.38%, 01/14/25(a)(b)	12,428	12,676,137
2.75%, 01/11/23(a)(b)	6,733	6,892,901
4.00%, 09/12/23(a)(b)	3,508	3,692,214
4.00%, 04/15/24	13,779	14,706,784
4.50%, 03/15/25(b)	8,222	8,882,143
4.63%, 07/11/24(a)(b)	10,072	10,823,347
4.88%, 04/01/26(a)(b)	3,475	3,859,838
5.15%, 07/21/24(b)	16,567	18,051,067
5.70%, 10/22/23(b)	6,762	7,311,138
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)(c)	1,169	1,220,313
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	10,125	10,061,920
0.50%, 12/14/23	6,572	6,499,671
0.95%, 06/23/23(a)	10,237	10,264,087
0.95%, 10/23/25	9,198	9,029,142
1.00%, 10/18/24	12,630	12,525,995
1.25%, 06/22/26 (Call 05/22/26)	6,347	6,170,534
2.25%, 01/28/25	6,926	7,114,150
3.10%, 04/02/24(a)	8,001	8,374,263
3.50%, 09/13/23	8,886	9,331,389
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)(c)	1,335	1,358,363
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	19,292	20,363,402
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	20,059	19,934,835
Security	Par (000)	Value

Banks (continued)
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	$8,699	$8,641,149
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(c)	24,041	23,341,429
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	25,860	25,365,511
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(a)(c)	9,273	9,372,731
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(c)	32,505	34,074,638
3.20%, 10/21/26 (Call 07/21/26)	18,597	19,735,093
3.30%, 04/27/25(a)	10,903	11,596,278
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	26,595	27,845,129
3.38%, 03/01/23(a)	727	750,192
3.40%, 05/01/26(a)	6,399	6,882,764
3.50%, 05/15/23	12,657	13,113,628
3.70%, 01/12/26	11,677	12,635,587
3.75%, 06/16/24(a)	6,706	7,135,124
3.88%, 10/25/23(a)	6,427	6,805,687
3.88%, 03/26/25	11,168	11,954,160
4.00%, 08/05/24(a)	5,898	6,297,039
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(c)	13,941	14,576,762
4.30%, 11/20/26	5,261	5,802,143
4.40%, 06/10/25	28,193	30,618,968
4.60%, 03/09/26	8,382	9,261,659
5.50%, 09/13/25	6,362	7,199,961
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)(a)	3,921	4,028,441
3.70%, 03/29/23 (Call 02/28/23)	3,681	3,815,274
3.75%, 02/18/26 (Call 11/18/25)	5,726	6,219,119
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	360	378,119
4.30%, 12/03/25 (Call 11/03/25)(a)	525	573,573
Comerica Bank
2.50%, 07/23/24	4,979	5,154,416
4.00%, 07/27/25(a)	983	1,065,479
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	6,527	6,812,990
3.80%, 07/22/26(a)	390	422,438
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	18,940	18,635,545
2.63%, 09/06/26(b)	3,272	3,441,036
2.85%, 05/18/26(b)	1,080	1,145,250
3.35%, 06/04/24(a)(b)	3,374	3,566,951
3.45%, 03/16/23(b)	285	295,585
4.50%, 12/09/25(b)	315	346,759
Cooperatieve Rabobank U.A
3.75%, 07/21/26	10,051	10,855,037
4.38%, 08/04/25	9,773	10,624,539
4.63%, 12/01/23	15,938	17,052,795
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24(a)	2,790	2,758,479
2.75%, 01/10/23(a)	5,775	5,907,963
3.38%, 05/21/25(a)	4,583	4,910,657
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	13,704	13,421,161
1.11%, 02/24/27 (Call 02/24/26)(a)(b)(c)	9,350	9,110,273
1.34%, 06/24/26 (Call 06/24/25)(b)(c)	5,164	5,117,015

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 07/22/24(b)	$9,313	$9,658,995
3.88%, 09/26/23(b)	9,841	10,364,951
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	8,838	8,952,405
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)(c)	9,878	9,606,616
4.38%, 03/17/25(a)(b)	5,968	6,434,816
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	15,052	15,119,787
2.38%, 01/22/25(a)(b)	919	947,044
3.25%, 10/04/24(a)(b)	16,273	17,126,404
3.75%, 04/24/23(b)	9,223	9,602,444
3.88%, 04/15/24(b)	4,296	4,573,480
Credit Suisse AG/New York NY
0.50%, 02/02/24	9,957	9,855,847
0.52%, 08/09/23	10,585	10,532,513
1.00%, 05/05/23	17,894	17,948,853
1.25%, 08/07/26(a)	15,976	15,583,045
2.95%, 04/09/25	18,142	19,064,629
3.63%, 09/09/24	17,934	19,073,691
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	20,577	19,917,245
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	19,472	19,654,472
2.59%, 09/11/25 (Call 09/11/24)(a)(b)(c)	6,363	6,506,274
3.00%, 12/14/23 (Call 12/14/22)(b)(c)	9,905	10,094,614
3.57%, 01/09/23 (Call 01/09/22)(b)	5,104	5,118,154
3.75%, 03/26/25	17,309	18,449,425
3.80%, 06/09/23	17,556	18,287,881
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	9,545	9,969,563
4.55%, 04/17/26(a)	12,546	13,855,784
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	11,986	12,013,725
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	5,477	5,417,978
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	5,329	5,547,275
3.88%, 09/12/23(a)(b)	8,226	8,603,641
5.38%, 01/12/24(a)(b)	12,595	13,609,004
Danske Bank AS
0.98%, 09/10/25 (Call 09/10/24)(b)(c)	6,085	6,001,921
1.17%, 12/08/23 (Call 12/08/22)(b)(c)	2,753	2,754,212
1.55%, 09/10/27 (Call 09/10/26)(b)(c)	920	900,633
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	1,517	1,613,873
Deutsche Bank AG, 4.10%, 01/13/26	928	1,002,011
Deutsche Bank AG/London, 3.70%, 05/30/24	6,822	7,178,512
Deutsche Bank AG/New York NY
0.90%, 05/28/24	7,220	7,171,019
0.96%, 11/08/23	2,870	2,861,310
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(c)	7,170	7,144,244
1.69%, 03/19/26	6,882	6,866,690
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(c)	17,262	17,304,791
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(c)	16,783	17,021,539
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(c)	10,200	10,182,724
3.70%, 05/30/24	6,167	6,469,624
3.95%, 02/27/23	11,413	11,809,713
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(c)	15,277	16,201,823
4.10%, 01/13/26	275	295,711
Security	Par (000)	Value

Banks (continued)
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	$6,627	$6,791,253
3.35%, 02/06/23 (Call 01/06/23)	7,279	7,476,734
3.45%, 07/27/26 (Call 04/27/26)(a)	3,501	3,715,197
4.20%, 08/08/23(a)	8,912	9,405,326
4.25%, 03/13/26	2,391	2,614,040
4.68%, 08/09/28 (Call 08/09/23)(c)	3,271	3,432,507
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(b)(c)	5,370	5,309,895
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	2,898	2,845,619
1.54%, 05/25/27 (Call 05/25/26)(a)(b)(c)	7,834	7,732,591
2.15%, 12/02/22(b)	1,682	1,709,546
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(a)(b)	4,082	4,035,070
2.05%, 02/10/25(a)(b)	7,800	7,946,305
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	3,549	3,590,354
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	5,000	4,953,231
2.38%, 01/28/25 (Call 12/28/24)	6,490	6,686,607
3.65%, 01/25/24 (Call 12/25/23)	13,127	13,807,071
4.30%, 01/16/24 (Call 12/16/23)	7,205	7,654,946
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	3,611	3,654,286
3.85%, 03/15/26 (Call 02/15/26)	2,655	2,879,107
3.95%, 07/28/25 (Call 06/28/25)	6,477	7,082,188
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	1,414	1,461,045
4.00%, 05/26/25 (Call 04/26/25)	716	767,625
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(c)	2,277	2,305,326
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	1,115	1,127,917
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	7,308	7,283,498
0.52%, 03/08/23 (Call 03/08/22)	574	572,138
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(c)	11,879	11,787,099
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(c)	14,234	14,181,321
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	10,687	10,456,988
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)(c)	18,000	17,933,574
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(c)	13,292	12,924,492
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	22,235	21,799,321
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(c)	28,505	27,908,326
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(c)	15,280	15,244,564
3.20%, 02/23/23 (Call 01/23/23)(a)	17,266	17,737,325
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	24,452	25,648,956
3.50%, 01/23/25 (Call 10/23/24)(a)	20,822	22,021,024
3.50%, 04/01/25 (Call 03/01/25)	30,768	32,625,766
3.50%, 11/16/26 (Call 11/16/25)(a)	12,963	13,805,667
3.63%, 01/22/23(a)	16,072	16,596,479
3.63%, 02/20/24 (Call 01/20/24)(a)	14,574	15,352,158
3.75%, 05/22/25 (Call 02/22/25)	21,612	23,111,019

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 02/25/26 (Call 11/25/25)	$9,367	$10,088,557
3.85%, 07/08/24 (Call 04/08/24)	16,683	17,699,230
4.00%, 03/03/24(a)	20,901	22,194,212
4.25%, 10/21/25	16,645	18,100,354
Hana Bank
3.50%, 01/30/24(b)	3,265	3,440,207
3.50%, (Call 10/19/26)(b)(c)(d)	5,000	5,117,962
4.38%, 09/30/24(b)	500	540,287
HSBC Bank PLC, 7.65%, 05/01/25(a)	1,573	1,853,161
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(c)	6,405	6,359,359
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(c)	19,233	19,016,526
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(c)	3,960	3,953,743
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(c)	12,600	12,310,223
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(c)	20,267	20,173,662
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(c)	19,708	19,831,413
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)(c)	3,125	3,132,210
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(c)	21,252	21,837,613
3.60%, 05/25/23	9,988	10,396,128
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)(c)	19,422	20,448,978
3.90%, 05/25/26	16,229	17,544,085
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(c)	18,822	19,576,703
4.25%, 03/14/24	18,952	20,099,534
4.25%, 08/18/25(a)	9,961	10,738,035
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(c)	26,636	28,845,159
4.30%, 03/08/26(a)	16,381	17,960,273
4.38%, 11/23/26	5,000	5,467,581
HSBC USA Inc., 3.50%, 06/23/24(a)	5,383	5,699,844
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	7,530	7,789,288
4.00%, 05/15/25 (Call 04/15/25)(a)	3,392	3,668,738
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	2,800	2,834,926
3.55%, 10/06/23 (Call 09/06/23)(a)	5,047	5,283,472
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	5,023	5,387,452
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	21,988	24,154,886
ING Bank NV, 5.80%, 09/25/23(a)(b)	3,833	4,155,942
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)(c)	11,322	11,216,906
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)(c)	5,253	5,231,118
3.55%, 04/09/24	8,635	9,106,786
4.10%, 10/02/23	14,087	14,875,304
4.63%, 01/06/26(a)(b)	11,291	12,617,305
Intesa Sanpaolo SpA
3.38%, 01/12/23(a)(b)	7,523	7,714,931
5.25%, 01/12/24(a)	1,257	1,356,406
Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(c)	$4,881	$4,827,778
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)(c)	8,168	8,119,511
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(c)	5,037	5,030,189
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	20,180	19,903,823
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(c)	21,950	21,687,858
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(c)	26,750	26,550,544
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(c)	21,837	21,191,023
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	20,220	19,660,454
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(c)	25,120	24,639,171
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(c)	13,322	13,428,437
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	22,171	21,903,230
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(c)	26,804	27,168,947
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(c)	31,811	32,353,792
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(c)	15,551	15,903,348
2.70%, 05/18/23 (Call 03/18/23)(a)	13,539	13,877,835
2.95%, 10/01/26 (Call 07/01/26)	11,723	12,359,108
2.97%, 01/15/23 (Call 01/15/22)	1,360	1,363,722
3.13%, 01/23/25 (Call 10/23/24)(a)	23,799	25,024,302
3.20%, 01/25/23(a)	25,249	26,002,634
3.20%, 06/15/26 (Call 03/15/26)(a)	6,403	6,797,552
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	20,722	21,646,753
3.30%, 04/01/26 (Call 01/01/26)	13,919	14,841,331
3.38%, 05/01/23	8,456	8,759,506
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(c)	18,563	19,246,342
3.63%, 05/13/24	14,093	14,944,134
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(c)	19,315	20,187,277
3.88%, 02/01/24(a)	13,643	14,483,929
3.88%, 09/10/24	25,608	27,324,435
3.90%, 07/15/25 (Call 04/15/25)	13,263	14,326,782
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(c)	14,112	15,324,395
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	23,012	24,315,043
7.63%, 10/15/26	3,608	4,575,308
7.75%, 07/15/25	27	32,710
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(c)	7,210	7,187,627
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(c)	3,142	3,122,551
1.25%, 03/10/23	5,201	5,240,003
3.30%, 06/01/25	5,403	5,782,365

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 03/07/23	$3,593	$3,716,332
3.40%, 05/20/26(a)	2,268	2,437,737
KeyCorp., 4.15%, 10/29/25	1,574	1,729,923
Kookmin Bank
1.75%, 05/04/25(a)(b)	4,820	4,882,503
4.35%, (Call 07/02/24)(b)(c)(d)	4,690	4,889,325
Lloyds Bank PLC
3.50%, 05/14/25(a)	210	224,056
12.00%, (Call 12/16/24)(a)(b)(c)(d)	10,100	10,251,500
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(c)	7,562	7,534,967
1.63%, 05/11/27 (Call 05/11/26)(c)	6,949	6,837,559
2.44%, 02/05/26 (Call 02/05/25)(c)	13,460	13,826,068
3.87%, 07/09/25 (Call 07/09/24)(c)	14,330	15,217,094
3.90%, 03/12/24(a)	10,306	10,936,035
4.05%, 08/16/23	10,724	11,297,688
4.45%, 05/08/25	15,216	16,633,366
4.50%, 11/04/24	13,997	15,097,834
4.58%, 12/10/25	26,539	29,107,396
4.65%, 03/24/26(a)	16,948	18,707,433
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	3,599	3,743,678
Macquarie Bank Ltd.
0.44%, 12/16/22(b)	2,402	2,398,564
2.30%, 01/22/25(a)(b)	14,113	14,528,784
3.90%, 01/15/26(a)(b)	1,251	1,365,714
4.00%, 07/29/25(b)	1,746	1,901,496
4.88%, 06/10/25(a)(b)	1,957	2,149,431
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)(c)	5,000	4,961,785
1.34%, 01/12/27 (Call 01/12/26)(a)(b)(c)	11,435	11,185,192
1.63%, 09/23/27 (Call 09/23/26)(b)(c)	13,240	13,011,410
1.94%, 04/14/28 (Call 04/14/27)(b)(c)	5,000	4,930,748
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(c)	7,179	7,469,060
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	3,372	3,549,868
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(c)	5,694	5,678,974
0.95%, 07/19/25 (Call 07/19/24)(c)	18,381	18,197,324
0.96%, 10/11/25 (Call 10/11/24)(c)	10,230	10,109,853
1.41%, 07/17/25	15,634	15,565,766
1.54%, 07/20/27 (Call 07/20/26)(c)	16,489	16,249,865
1.64%, 10/13/27 (Call 10/13/26)(c)	12,255	12,118,105
2.19%, 02/25/25	22,216	22,779,978
2.53%, 09/13/23(a)	3,520	3,626,162
2.76%, 09/13/26(a)	4,681	4,882,977
2.80%, 07/18/24	19,144	19,937,948
3.41%, 03/07/24	13,969	14,679,336
3.46%, 03/02/23	14,992	15,496,707
3.76%, 07/26/23	21,065	22,082,135
3.78%, 03/02/25	2,631	2,831,516
3.85%, 03/01/26(a)	10,487	11,405,725
Mizuho Bank Ltd.
3.20%, 03/26/25(b)	200	210,908
3.50%, 03/21/23(a)(b)	605	626,798
3.60%, 09/25/24(a)(b)	523	556,722
3.75%, 04/16/24(a)(b)	1,627	1,724,892
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	12,800	13,657,733
Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(c)	$7,990	$7,965,766
1.23%, 05/22/27 (Call 05/22/26)(c)	3,714	3,605,882
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	12,710	12,763,045
1.55%, 07/09/27 (Call 07/09/26)(c)	17,840	17,539,215
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(c)	7,694	7,820,078
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(c)	5,583	5,753,566
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)(c)	6,017	6,241,372
2.84%, 09/13/26(a)	1,351	1,414,992
3.48%, 04/12/26(a)(b)	11,765	12,616,110
3.55%, 03/05/23	10,395	10,761,447
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(c)	12,341	12,970,070
4.35%, 10/20/25(a)(b)	350	380,066
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	25,525	25,424,662
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(c)	7,960	7,939,683
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(c)	19,343	19,131,046
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(c)	24,370	23,997,345
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(c)	21,647	20,935,772
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(c)	20,000	19,840,844
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(c)	27,455	26,929,716
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	27,324	27,015,647
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	24,642	25,141,808
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(c)	18,366	18,953,246
3.13%, 01/23/23(a)	19,572	20,108,162
3.13%, 07/27/26	16,435	17,413,474
3.70%, 10/23/24(a)	20,886	22,263,223
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(c)	20,664	21,439,956
3.75%, 02/25/23	19,739	20,473,681
3.88%, 01/27/26	26,808	29,088,484
4.00%, 07/23/25	20,230	21,945,790
4.10%, 05/22/23(a)	20,837	21,780,213
4.35%, 09/08/26	17,316	19,166,077
5.00%, 11/24/25	15,030	16,802,523
6.25%, 08/09/26	4,296	5,155,173
Series F, 3.88%, 04/29/24	26,314	27,946,109
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(c)	9,893	9,729,560
MUFG Bank Ltd.
3.20%, 02/26/23(a)(b)	669	689,537
3.25%, 09/08/24(a)(b)	463	488,354
3.75%, 03/10/24(b)	347	367,466
4.10%, 09/09/23(b)	951	1,008,695

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	$2,102	$2,132,659
National Australia Bank Ltd./New York
1.88%, 12/13/22	5,169	5,244,299
2.50%, 07/12/26(a)	6,504	6,809,888
2.88%, 04/12/23(a)	1,171	1,207,655
3.00%, 01/20/23	5,421	5,572,923
3.38%, 01/14/26(a)	4,346	4,698,545
3.63%, 06/20/23	8,000	8,372,276
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(c)	3,825	3,788,714
0.75%, 08/06/24	9,667	9,556,505
2.10%, 02/01/23(a)	6,421	6,522,792
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(a)(b)	2,559	2,540,719
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	2,963	2,895,927
1.20%, 04/23/23(b)	10,852	10,937,543
1.50%, 04/23/25 (Call 03/23/25)(b)	8,610	8,682,545
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	9,274	9,135,237
2.36%, 05/22/24 (Call 05/22/23)(c)	14,543	14,818,668
3.75%, 11/01/29 (Call 11/01/24)(a)(c)	6,412	6,715,843
3.88%, 09/12/23	18,204	19,029,462
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(c)	12,561	13,353,824
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(c)	14,512	15,271,900
4.80%, 04/05/26	7,846	8,744,706
5.13%, 05/28/24	9,956	10,769,923
6.00%, 12/19/23	12,209	13,313,120
6.10%, 06/10/23	155	166,060
6.13%, 12/15/22	305	320,896
NatWest Markets PLC
0.80%, 08/12/24(b)	8,653	8,535,897
1.60%, 09/29/26(b)	10,220	10,060,630
2.38%, 05/21/23(b)	10,189	10,415,393
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(b)(c)	390	380,182
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	5,170	5,292,529
NongHyup Bank
0.88%, 07/28/24(b)	700	697,240
1.25%, 07/20/25(b)	6,150	6,096,790
1.25%, 07/28/26(a)(b)	925	914,651
Nordea Bank Abp
0.63%, 05/24/24(a)(b)	7,474	7,396,027
0.75%, 08/28/25(a)(b)	6,928	6,794,836
1.00%, 06/09/23(a)(b)	8,480	8,516,690
1.50%, 09/30/26(a)(b)	6,055	5,958,097
3.75%, 08/30/23(b)	7,612	7,989,749
Norinchukin Bank (The), 1.28%, 09/22/26(a)(b)	11,380	11,285,417
Northern Trust Corp., 3.95%, 10/30/25	1,576	1,736,313
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(c)	9,597	9,525,982
4.25%, 06/19/24(a)(b)	6,306	6,748,681
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(c)	5,000	5,056,464
People's United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)(a)	356	374,769
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	5,873	6,016,808
Security	Par (000)	Value

Banks (continued)
2.95%, 02/23/25 (Call 01/24/25)	$6,450	$6,802,270
3.25%, 06/01/25 (Call 05/02/25)	912	972,604
3.30%, 10/30/24 (Call 09/30/24)	4,989	5,296,280
3.50%, 06/08/23 (Call 05/09/23)	5,938	6,181,637
3.80%, 07/25/23 (Call 06/25/23)	5,396	5,640,288
4.20%, 11/01/25 (Call 10/02/25)	1,796	1,983,311
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	12,386	12,207,365
2.20%, 11/01/24 (Call 10/02/24)	9,231	9,535,592
2.60%, 07/23/26 (Call 05/23/26)	4,959	5,198,016
3.50%, 01/23/24 (Call 12/23/23)	11,554	12,135,237
3.90%, 04/29/24 (Call 03/29/24)	8,146	8,673,211
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	5,313	5,457,162
Royal Bank of Canada
0.43%, 01/19/24	4,570	4,526,731
0.50%, 10/26/23	9,890	9,822,843
0.65%, 07/29/24	15,429	15,235,646
0.75%, 10/07/24(a)	10,000	9,888,134
0.88%, 01/20/26	13,185	12,841,256
1.15%, 06/10/25	9,541	9,457,623
1.15%, 07/14/26	23,624	23,161,706
1.20%, 04/27/26	15,843	15,606,253
1.40%, 11/02/26	15,000	14,779,889
1.60%, 04/17/23	4,907	4,970,127
1.95%, 01/17/23(a)	2,715	2,755,778
2.25%, 11/01/24	13,200	13,601,789
2.55%, 07/16/24(a)	12,405	12,862,800
3.70%, 10/05/23	16,719	17,569,126
4.65%, 01/27/26	12,740	14,139,514
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)(a)	4,513	4,722,098
3.40%, 01/18/23 (Call 12/18/22)	5,683	5,825,133
3.45%, 06/02/25 (Call 05/02/25)	17,472	18,433,594
3.50%, 06/07/24 (Call 05/07/24)	8,945	9,360,954
4.50%, 07/17/25 (Call 04/17/25)(a)	7,688	8,341,212
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	705	698,772
1.53%, 08/21/26 (Call 08/21/25)(a)(c)	13,469	13,295,919
3.37%, 01/05/24 (Call 01/05/23), (3 mo. LIBOR US + 1.080%)(c)	10,397	10,664,900
3.57%, 01/10/23 (Call 01/10/22)	492	493,469
4.75%, 09/15/25(b)	1,383	1,511,253
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(c)	14,127	15,103,609
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(c)	13,866	13,600,018
Santander UK PLC
2.10%, 01/13/23(a)	2,816	2,860,624
4.00%, 03/13/24	11,833	12,587,916
5.00%, 11/07/23(a)(b)	62	66,424
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(b)	5,000	4,967,329
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)(b)	248	245,158
2.88%, (Call 05/12/26)(b)(c)(d)	3,800	3,733,310
3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	237,305
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)(c)	1,608	1,702,394

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(a)(b)	$3,966	$3,953,388
0.65%, 09/09/24(b)	345	340,449
0.85%, 09/02/25(a)(b)	5,773	5,662,678
1.20%, 09/09/26(a)(b)	5,000	4,913,600
1.40%, 11/19/25(b)	200	200,801
2.20%, 12/12/22(a)(b)	4,769	4,847,983
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24)(b)(c)	500	493,168
1.38%, 07/08/25(a)(b)	6,496	6,438,726
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	15,510	15,157,657
1.79%, 06/09/27 (Call 06/09/26)(a)(b)(c)	9,950	9,768,127
2.63%, 10/16/24(b)	12,781	13,164,618
2.63%, 01/22/25(a)(b)	18,596	19,120,294
3.88%, 03/28/24(b)	13,821	14,621,471
4.25%, 09/14/23(a)(b)	10,213	10,796,068
4.25%, 04/14/25(b)	14,834	15,800,631
4.25%, 08/19/26(a)(b)	3,191	3,438,652
4.75%, 11/24/25(a)(b)	5,119	5,572,062
5.00%, 01/17/24(a)(b)	6,624	7,069,615
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	4,469	4,422,351
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	6,716	6,677,705
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	10,780	10,467,767
1.82%, 11/23/25 (Call 11/23/24)(b)(c)	15,220	15,221,110
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	21,490	22,063,527
3.20%, 04/17/25(a)(b)	505	527,144
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	14,086	14,835,352
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(c)	15,833	16,365,254
3.95%, 01/11/23(b)	2,840	2,919,487
4.05%, 04/12/26(b)	8,105	8,757,855
5.20%, 01/26/24(a)(b)	6,781	7,256,484
State Bank of India/London
4.38%, 01/24/24(b)	10,930	11,591,020
4.88%, 04/17/24(a)(b)	195	209,949
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)(c)	3,100	3,111,109
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)(c)	9,827	10,160,298
2.65%, 05/19/26	614	649,426
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)(c)	6,463	6,797,547
3.10%, 05/15/23(a)	3,582	3,708,407
3.30%, 12/16/24(a)	8,554	9,118,474
3.55%, 08/18/25	8,063	8,742,810
3.70%, 11/20/23	2,203	2,329,929
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)(c)	7,449	7,874,018
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23(a)	240	245,963
3.40%, 07/11/24(a)	2,207	2,332,781
3.95%, 07/19/23	268	281,847
3.95%, 01/10/24(a)	1,135	1,205,032
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	1,915	1,894,536
0.95%, 01/12/26(a)	15,958	15,530,627
1.40%, 09/17/26	25,085	24,562,749
1.47%, 07/08/25	23,573	23,522,930
2.35%, 01/15/25(a)	13,198	13,521,328
Security	Par (000)	Value

Banks (continued)
2.45%, 09/27/24(a)	$15,168	$15,660,277
2.63%, 07/14/26(a)	6,978	7,242,945
2.70%, 07/16/24	16,006	16,607,685
3.01%, 10/19/26(a)	4,462	4,719,902
3.10%, 01/17/23	12,340	12,674,504
3.75%, 07/19/23	14,946	15,629,277
3.78%, 03/09/26	5,896	6,383,718
3.94%, 10/16/23	16,121	17,027,501
4.44%, 04/02/24(a)(b)	3,010	3,209,751
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(a)(b)	6,098	6,095,049
0.80%, 09/16/24(a)(b)	10,305	10,178,829
0.85%, 03/25/24(a)(b)	4,527	4,500,082
1.05%, 09/12/25(b)	8,572	8,413,617
1.35%, 09/16/26(a)(b)	10,535	10,408,742
1.55%, 03/25/26(b)	4,987	4,976,788
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	4,910	5,157,138
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	3,600	3,580,568
3.50%, 01/29/25(a)	578	614,453
Svenska Handelsbanken AB
0.55%, 06/11/24(a)(b)	10,492	10,367,080
0.63%, 06/30/23(a)(b)	8,476	8,466,617
1.42%, 06/11/27 (Call 06/11/26)(a)(b)(c)	8,407	8,272,066
3.90%, 11/20/23(a)	7,871	8,349,729
Swedbank AB
0.60%, 09/25/23(a)(b)	6,972	6,944,651
0.85%, 03/18/24(a)(b)	4,104	4,083,016
1.30%, 06/02/23(b)	1,263	1,274,125
1.54%, 11/16/26(a)(b)	10,000	9,927,886
Toronto-Dominion Bank (The)
0.25%, 01/06/23(a)	5,591	5,570,908
0.30%, 06/02/23	1,540	1,531,989
0.45%, 09/11/23(a)	5,920	5,891,527
0.55%, 03/04/24(a)	6,928	6,870,979
0.70%, 09/10/24(a)	5,515	5,458,707
0.75%, 06/12/23	8,716	8,722,978
0.75%, 09/11/25	5,895	5,757,951
0.75%, 01/06/26(a)	11,912	11,578,984
1.15%, 06/12/25(a)	4,461	4,434,403
1.20%, 06/03/26	8,885	8,756,152
1.25%, 09/10/26	20,139	19,783,853
1.90%, 12/01/22	2,394	2,428,953
2.65%, 06/12/24(a)	14,657	15,246,719
3.25%, 03/11/24	12,776	13,426,778
3.50%, 07/19/23	12,553	13,139,031
3.63%, 09/15/31 (Call 09/15/26)(a)(c)	3,300	3,562,580
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	7,461	7,509,197
1.50%, 03/10/25 (Call 02/10/25)	12,400	12,528,451
2.15%, 12/06/24 (Call 11/05/24)	11,641	11,959,215
2.64%, 09/17/29 (Call 09/17/24)(c)	7,283	7,515,151
2.75%, 05/01/23 (Call 04/01/23)	1,953	2,007,941
3.00%, 02/02/23 (Call 01/02/23)	1,806	1,850,859
3.20%, 04/01/24 (Call 03/01/24)	13,092	13,730,649
3.30%, 05/15/26 (Call 04/15/26)(a)	2,073	2,212,035
3.63%, 09/16/25 (Call 08/16/25)	8,268	8,887,047
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)(c)	3,326	3,481,162
3.80%, 10/30/26 (Call 09/30/26)	3,823	4,187,420

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.05%, 11/03/25 (Call 09/03/25)	$2,342	$2,571,913
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)(a)	3,040	3,027,878
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)(c)	9,713	9,536,942
2.20%, 03/16/23 (Call 02/13/23)	8,561	8,716,274
2.50%, 08/01/24 (Call 07/01/24)	11,875	12,277,995
2.85%, 10/26/24 (Call 09/26/24)	10,971	11,455,545
3.70%, 06/05/25 (Call 05/05/25)(a)	10,189	11,019,483
3.75%, 12/06/23 (Call 11/06/23)	12,144	12,829,879
4.00%, 05/01/25 (Call 03/01/25)	5,556	6,018,690
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	7,492	7,548,054
2.40%, 07/30/24 (Call 06/28/24)(a)	13,050	13,529,725
3.10%, 04/27/26 (Call 03/27/26)	3,860	4,097,398
3.38%, 02/05/24 (Call 01/05/24)(a)	13,247	13,914,123
3.60%, 09/11/24 (Call 08/11/24)(a)	10,885	11,630,422
3.70%, 01/30/24 (Call 12/29/23)	4,626	4,888,872
3.95%, 11/17/25 (Call 10/17/25)	6,188	6,813,181
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	5,443	5,663,163
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	1,655	1,678,006
2.05%, 01/21/25 (Call 12/20/24)	10,088	10,370,801
2.80%, 01/27/25 (Call 12/27/24)	10,141	10,616,439
2.85%, 01/23/23 (Call 12/23/22)(a)	3,488	3,565,163
3.40%, 07/24/23 (Call 06/23/23)(a)	3,624	3,768,367
UBS AG/London
0.38%, 06/01/23(b)	10,935	10,867,399
0.45%, 02/09/24(b)	9,700	9,563,580
0.70%, 08/09/24(a)(b)	9,479	9,378,246
1.25%, 06/01/26(a)(b)	15,004	14,756,155
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)(c)	12,390	12,382,404
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	19,906	19,497,500
1.49%, 08/10/27 (Call 08/10/26)(b)(c)	8,120	7,942,183
3.49%, 05/23/23 (Call 05/23/22)(b)	13,118	13,289,893
4.13%, 09/24/25(b)	16,085	17,515,924
4.13%, 04/15/26(b)	5,881	6,448,302
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(b)(c)	7,446	7,267,315
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	9,555	9,582,884
United Overseas Bank Ltd.
1.25%, 04/14/26(a)(b)	200	198,609
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	5,301	5,580,999
Wachovia Corp.
6.61%, 10/01/25(a)	300	351,712
7.57%, 08/01/26(e)	765	948,278
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(c)	10,645	10,543,139
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(c)	23,495	23,741,438
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(c)	38,561	39,347,071
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)(c)	27,091	27,662,623
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(c)	30,918	31,744,868
3.00%, 02/19/25	13,039	13,604,593
3.00%, 04/22/26	24,509	25,716,946
Security	Par (000)	Value

Banks (continued)
3.00%, 10/23/26(a)	$15,404	$16,213,920
3.07%, 01/24/23 (Call 01/24/22)	1,600	1,605,483
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(c)	13,222	13,981,121
3.30%, 09/09/24	20,503	21,644,666
3.55%, 09/29/25	21,284	22,816,700
3.75%, 01/24/24 (Call 12/22/23)	26,938	28,389,936
4.10%, 06/03/26	15,369	16,761,117
4.13%, 08/15/23	6,025	6,341,417
4.48%, 01/16/24(a)	3,504	3,741,554
Series M, 3.45%, 02/13/23(a)	31,037	32,002,327
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(c)	250	255,298
Westpac Banking Corp.
1.02%, 11/18/24(a)	5,005	4,983,331
1.15%, 06/03/26	11,272	11,100,371
2.00%, 01/13/23(a)	2,440	2,479,760
2.35%, 02/19/25	12,531	12,979,519
2.70%, 08/19/26(a)	2,619	2,762,236
2.75%, 01/11/23	3,646	3,734,453
2.85%, 05/13/26	6,703	7,094,338
2.89%, 02/04/30 (Call 02/04/25)(c)	13,250	13,562,967
3.30%, 02/26/24(a)	9,439	9,937,132
3.65%, 05/15/23	11,602	12,116,935
4.32%, 11/23/31 (Call 11/23/26)(c)	5,000	5,424,561
Woori Bank, 4.75%, 04/30/24(b)	589	635,633
		7,618,580,277
Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	26,148	28,150,152
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	9,595	10,329,689
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	150	154,968
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	7,828	8,513,498
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)	330	339,889
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	50	50,663
3.50%, 04/15/25 (Call 02/15/25)(a)	1,008	1,081,921
Coca-Cola Co. (The), 1.75%, 09/06/24	11,340	11,556,908
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	1,365	1,465,279
Coca-Cola Europacific Partners PLC
0.50%, 05/05/23(a)(b)	1,585	1,576,122
0.80%, 05/03/24(a)(b)	6,408	6,313,000
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	5,837	5,986,202
4.25%, 05/01/23(a)	9,549	9,996,932
4.40%, 11/15/25 (Call 09/15/25)	3,458	3,809,254
4.75%, 11/15/24	6,480	7,114,257
4.75%, 12/01/25	1,414	1,584,593
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	4,800	4,799,973
2.13%, 10/24/24 (Call 09/24/24)	8,304	8,523,858
2.63%, 04/29/23 (Call 01/29/23)(a)	13,458	13,749,039
3.50%, 09/18/23 (Call 08/18/23)	1,587	1,659,610
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	1,570	1,608,905
Heineken NV, 2.75%, 04/01/23(b)	9,927	10,178,398

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
JDE Peet's NV
0.80%, 09/24/24 (Call 09/24/22)(b)	$5,810	$5,694,302
1.38%, 01/15/27 (Call 12/15/26)(a)(b)	10,800	10,508,540
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	12,104	11,978,605
2.55%, 09/15/26 (Call 06/15/26)	948	986,784
3.13%, 12/15/23 (Call 10/15/23)(a)	6,667	6,948,103
3.40%, 11/15/25 (Call 08/15/25)	7,193	7,668,919
4.06%, 05/25/23 (Call 04/25/23)	10,129	10,580,262
4.42%, 05/25/25 (Call 03/25/25)(a)	10,947	11,969,262
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	13,554	14,188,513
PepsiCo Inc.
0.40%, 10/07/23	3,108	3,093,953
0.75%, 05/01/23(a)	2,619	2,628,409
2.25%, 03/19/25 (Call 02/19/25)	14,863	15,347,761
2.38%, 10/06/26 (Call 07/06/26)(a)	6,000	6,280,451
2.75%, 03/01/23(a)	8,186	8,411,741
2.75%, 04/30/25 (Call 01/30/25)	8,828	9,249,818
2.85%, 02/24/26 (Call 11/24/25)	1,960	2,082,222
3.50%, 07/17/25 (Call 04/17/25)(a)	4,624	4,965,108
3.60%, 03/01/24 (Call 12/01/23)	8,614	9,092,445
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	2,229	2,388,896
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	7,659	7,841,203
		290,448,407
Biotechnology — 0.7%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	7,484	7,592,058
2.25%, 08/19/23 (Call 06/19/23)(a)	3,984	4,067,904
2.60%, 08/19/26 (Call 05/19/26)(a)	6,716	6,971,022
3.13%, 05/01/25 (Call 02/01/25)(a)	6,737	7,080,917
3.63%, 05/22/24 (Call 02/22/24)	14,379	15,170,318
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	7,930	8,555,803
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)(a)	16,714	18,174,267
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 12/13/21)	9,980	9,946,751
2.50%, 09/01/23 (Call 07/01/23)	5,095	5,229,355
3.50%, 02/01/25 (Call 11/01/24)	16,725	17,730,684
3.65%, 03/01/26 (Call 12/01/25)	14,303	15,411,644
3.70%, 04/01/24 (Call 01/01/24)	16,746	17,629,836
Illumina Inc., 0.55%, 03/23/23	2,208	2,200,286
Royalty Pharma PLC
0.75%, 09/02/23	7,526	7,484,145
1.20%, 09/02/25 (Call 08/02/25)	11,975	11,748,082
		154,993,072
Building Materials — 0.3%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	18,558	18,973,848
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	10,203	10,974,117
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	6,272	6,588,109
4.00%, 06/15/25 (Call 03/15/25)	1,769	1,910,831
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)(b)	320	344,842
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(e)	222	234,666
3.90%, 02/14/26 (Call 11/14/25)(a)	4,524	4,928,885
Security	Par (000)	Value

Building Materials (continued)
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	$5,151	$5,109,315
3.00%, 11/15/23 (Call 09/15/23)	4,475	4,637,913
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/15/22)(a)	818	815,659
4.25%, 07/02/24 (Call 04/02/24)(a)	1,327	1,425,231
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	3,083	3,271,688
4.20%, 12/01/24 (Call 09/01/24)	2,379	2,555,921

Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	2,255	2,469,486
		64,240,511
Chemicals — 1.2%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	6,529	6,679,699
2.50%, 09/27/26 (Call 06/27/26)(a)(b)	6,369	6,629,706
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	6,050	6,091,633
2.75%, 02/03/23(a)	1,300	1,333,096
3.35%, 07/31/24 (Call 04/30/24)(a)	2,741	2,897,238
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	4,414	4,753,680
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)	1,800	1,896,816
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	10,378	10,119,230
3.50%, 05/08/24 (Call 04/08/24)	6,718	7,063,681
CF Industries Inc., 3.45%, 06/01/23	45	46,614
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	3,200	3,308,859
5.13%, 04/01/25 (Call 03/01/25)(b)	5,063	5,668,429
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	3,041	3,281,431
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	22,401	23,677,990
4.49%, 11/15/25 (Call 09/15/25)	15,045	16,641,325
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	7,230	7,740,730
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	5,800	5,863,177
Equate Petrochemical BV, 4.25%, 11/03/26(b)	5,013	5,432,197
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	3,268	3,474,444
4.10%, 02/01/24 (Call 11/01/23)	185	194,831
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	9,335	9,172,169
3.20%, 05/01/23 (Call 02/01/23)	843	864,478
LG Chem Ltd.
1.38%, 07/07/26(b)	5,000	4,911,750
3.25%, 10/15/24(b)	5,795	6,134,682
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)(a)	2,111	2,204,709
2.70%, 02/21/23 (Call 11/21/22)(a)	982	1,003,749
3.20%, 01/30/26 (Call 10/30/25)(a)	2,452	2,630,354
LYB International Finance BV, 4.00%, 07/15/23	4,001	4,198,181
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)(a)	4,923	4,860,461
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	11,358	12,411,901
MEGlobal Canada ULC, 5.00%, 05/18/25(b)	10,035	10,945,295
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	3,512	3,701,015

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
NewMarket Corp., 4.10%, 12/15/22	$2,878	$2,971,099
Nutrien Ltd.
1.90%, 05/13/23	4,862	4,929,406
3.00%, 04/01/25 (Call 01/01/25)(a)	2,815	2,949,640
3.38%, 03/15/25 (Call 12/16/21)(a)	3,925	4,190,621
3.50%, 06/01/23 (Call 12/16/21)(a)	3,437	3,560,907
3.63%, 03/15/24 (Call 12/16/21)	6,760	7,153,478
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26 (Call 04/11/26)(b)	6,960	6,803,400
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	6,866	6,727,389
2.40%, 08/15/24 (Call 07/15/24)	4,849	5,008,710
3.20%, 03/15/23 (Call 02/15/23)(a)	2,399	2,469,730
SABIC Capital II BV, 4.00%, 10/10/23(b)	6,195	6,507,339
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	7,040	7,360,629
3.45%, 08/01/25 (Call 05/01/25)(a)	2,351	2,515,059
3.95%, 01/15/26 (Call 10/15/25)	295	320,689
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/28/24)(b)	200	212,502
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	3,451	3,775,194
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	7,506	7,784,434
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	6,086	6,582,381
Westlake Chemical Corp.
0.88%, 08/15/24 (Call 08/15/22)(a)	5,160	5,108,150
3.60%, 08/15/26 (Call 05/15/26)	4,231	4,571,210
Yara International ASA, 3.80%, 06/06/26 (Call 03/06/26)(b)	4	4,312
		277,339,829
Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	600	613,008

Commercial Services — 1.1%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(a)(b)	5,050	5,222,635
Ashtead Capital Inc., 1.50%, 08/12/26 (Call 07/12/26)(b)	6,306	6,177,052
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	9,163	9,823,937
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	1,756	1,958,180
DP World Crescent Ltd., 3.91%, 05/31/23(a)(b)	10,344	10,674,987
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	403	404,900
3.85%, 06/15/25 (Call 05/15/25)(a)(b)	4,342	4,642,019
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	7,691	7,972,659
2.60%, 12/15/25 (Call 11/15/25)(a)	3,462	3,588,979
3.25%, 06/01/26 (Call 03/01/26)(a)	105	110,944
3.30%, 12/15/22 (Call 09/15/22)	3,017	3,085,694
3.95%, 06/15/23 (Call 05/15/23)(a)	3,622	3,782,199
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	5,573	5,733,081
3.80%, 11/01/25 (Call 08/01/25)(b)	6,025	6,496,155
3.85%, 11/15/24 (Call 08/15/24)(b)	8,102	8,634,549
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	4,841	4,691,836
Security	Par (000)	Value

Commercial Services (continued)
2.15%, 01/15/27 (Call 12/15/26)	$2,740	$2,739,478
2.65%, 02/15/25 (Call 01/15/25)	11,328	11,670,620
3.75%, 06/01/23 (Call 03/01/23)	6,115	6,321,083
4.00%, 06/01/23 (Call 05/01/23)(a)	5,355	5,589,514
4.80%, 04/01/26 (Call 01/01/26)	5,086	5,642,725
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(b)	16,246	15,886,476
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)(a)	5,382	5,637,107
4.00%, 03/01/26 (Call 12/01/25)(a)(b)	2,354	2,557,033
4.13%, 08/01/23 (Call 07/01/23)	3,008	3,143,360
4.75%, 02/15/25 (Call 11/15/24)(b)	7,578	8,267,068
5.00%, 11/01/22 (Call 08/01/22)(b)	4,464	4,591,224
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	6,473	6,603,724
3.75%, 03/24/25 (Call 02/24/25)	4,214	4,512,106
4.88%, 02/15/24 (Call 11/15/23)(a)	4,169	4,478,270
PayPal Holdings Inc.
1.35%, 06/01/23	10,828	10,940,843
1.65%, 06/01/25 (Call 05/01/25)	7,555	7,628,657
2.40%, 10/01/24 (Call 09/01/24)(a)	13,070	13,512,949
2.65%, 10/01/26 (Call 08/01/26)(a)	6,703	7,043,526
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)	5,160	5,106,428
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	6,503	6,713,303
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	5,257	5,719,654
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(a)(b)	5,051	5,016,427
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26
(Call 11/02/25)(b)	80	87,132
Triton Container International Ltd.
0.80%, 08/01/23(b)	12,321	12,225,284
1.15%, 06/07/24 (Call 05/07/24)(b)	6,849	6,771,610
2.05%, 04/15/26 (Call 03/15/26)(b)	9,779	9,698,725
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	5,511	5,971,506
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	330	328,853
		267,404,491
Computers — 2.5%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	14,553	14,213,924
0.70%, 02/08/26 (Call 01/08/26)	14,127	13,795,900
0.75%, 05/11/23	4,018	4,027,570
1.13%, 05/11/25 (Call 04/11/25)	19,101	19,057,978
1.80%, 09/11/24 (Call 08/11/24)	3,236	3,311,278
2.05%, 09/11/26 (Call 07/11/26)	7,471	7,652,039
2.40%, 01/13/23 (Call 12/13/22)	3,312	3,377,167
2.40%, 05/03/23	30,853	31,595,038
2.45%, 08/04/26 (Call 05/04/26)	9,942	10,356,630
2.50%, 02/09/25(a)	14,907	15,546,081
2.75%, 01/13/25 (Call 11/13/24)	11,818	12,365,557
2.85%, 02/23/23 (Call 12/23/22)(a)	22,923	23,480,408
2.85%, 05/11/24 (Call 03/11/24)	18,673	19,480,736
3.00%, 02/09/24 (Call 12/09/23)	17,444	18,180,314
3.20%, 05/13/25	9,940	10,583,463
3.25%, 02/23/26 (Call 11/23/25)	16,786	17,953,802
3.45%, 05/06/24	18,802	19,892,236
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)(b)	10,200	9,969,665
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	10,962	11,667,361
4.90%, 10/01/26 (Call 08/01/26)	13,658	15,426,578
5.45%, 06/15/23 (Call 04/15/23)(a)	21,087	22,366,192

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.85%, 07/15/25 (Call 06/15/25)	$15,620	$17,869,715
6.02%, 06/15/26 (Call 03/15/26)	25,991	30,253,289
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(a)	8,230	8,088,162
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	2,428	2,362,493
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	3,702	3,909,480
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	85	85,113
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	1,285	1,257,655
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	10,674	10,728,082
1.75%, 04/01/26 (Call 03/01/26)(a)	4,526	4,526,878
2.25%, 04/01/23 (Call 03/01/23)	12,941	13,155,104
4.45%, 10/02/23 (Call 09/02/23)	13,607	14,394,047
4.90%, 10/15/25 (Call 07/15/25)	22,814	25,355,478
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)(b)	10,605	10,443,160
2.20%, 06/17/25 (Call 05/17/25)	14,957	15,295,233
International Business Machines Corp.
3.00%, 05/15/24	22,371	23,407,599
3.30%, 05/15/26(a)	17,946	19,214,038
3.38%, 08/01/23(a)	3,581	3,739,573
3.45%, 02/19/26(a)	12,430	13,342,614
3.63%, 02/12/24	19,796	20,924,889
7.00%, 10/30/25(a)	3,377	4,089,727
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(b)	5,300	5,171,129
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	5,989	6,154,218
3.63%, 05/15/25 (Call 04/15/25)	6,768	7,215,094
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)(a)	9,187	9,318,270
3.25%, 12/15/22 (Call 09/15/22)(a)	522	533,851
3.30%, 09/29/24 (Call 07/29/24)(a)	4,865	5,132,924
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)	425	417,751
		580,685,483
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	2,642	2,687,389
2.10%, 05/01/23(a)	4,178	4,265,995
3.25%, 03/15/24	2,884	3,040,717
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	7,436	7,631,255
Procter & Gamble Co. (The)
0.55%, 10/29/25	10,975	10,713,537
1.00%, 04/23/26	3,735	3,699,295
2.45%, 11/03/26(a)	4,044	4,259,093
2.70%, 02/02/26(a)	3,147	3,337,634
3.10%, 08/15/23	3,529	3,682,504
Unilever Capital Corp.
0.38%, 09/14/23(a)	2,704	2,689,624
0.63%, 08/12/24 (Call 08/12/22)(a)	430	426,368
2.00%, 07/28/26	2,512	2,578,643
2.60%, 05/05/24 (Call 03/05/24)	6,628	6,874,751
3.10%, 07/30/25(a)	3,008	3,203,828
3.13%, 03/22/23 (Call 02/22/23)(a)	7,428	7,645,698
3.25%, 03/07/24 (Call 02/07/24)	5,279	5,546,646
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.38%, 03/22/25 (Call 01/22/25)	$293	$313,389
		72,596,366
Distribution & Wholesale — 0.1%
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(a)(b)	24,050	23,607,241
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	6,813	6,943,106
		30,550,347
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.15%, 10/29/23	5,120	5,104,556
1.65%, 10/29/24 (Call 09/29/24)(a)	19,385	19,350,038
1.75%, 01/30/26 (Call 12/30/25)(a)	8,200	8,038,588
2.45%, 10/29/26 (Call 09/29/26)	27,785	27,854,901
2.88%, 08/14/24 (Call 07/14/24)(a)	9,750	10,063,730
3.15%, 02/15/24 (Call 01/15/24)	5,043	5,206,657
3.30%, 01/23/23 (Call 12/23/22)	4,383	4,487,116
3.50%, 01/15/25 (Call 11/15/24)	5,965	6,233,216
4.13%, 07/03/23 (Call 06/03/23)	10,247	10,685,480
4.45%, 10/01/25 (Call 08/01/25)	2,961	3,200,262
4.45%, 04/03/26 (Call 02/03/26)	3,477	3,772,028
4.50%, 09/15/23 (Call 08/15/23)	6,685	7,041,792
4.88%, 01/16/24 (Call 12/16/23)	4,721	5,044,521
6.50%, 07/15/25 (Call 06/15/25)(a)	14,426	16,502,291
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	25,035	24,997,423
Affiliated Managers Group Inc.
3.50%, 08/01/25	165	176,245
4.25%, 02/15/24(a)	310	330,906
AIG Global Funding
0.45%, 12/08/23(a)(b)	5,826	5,771,470
0.65%, 06/17/24(b)	6,916	6,827,928
0.80%, 07/07/23(a)(b)	4,452	4,454,127
0.90%, 09/22/25(b)	10,073	9,840,795
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	2,717	2,678,663
0.80%, 08/18/24 (Call 07/18/24)	8,229	8,076,129
1.88%, 08/15/26 (Call 07/15/26)(a)	6,285	6,188,115
2.25%, 01/15/23(a)	7,211	7,322,894
2.30%, 02/01/25 (Call 01/01/25)(a)	5,704	5,791,159
2.75%, 01/15/23 (Call 12/15/22)	3,972	4,048,830
2.88%, 01/15/26 (Call 12/15/25)	13,732	14,093,410
3.00%, 09/15/23 (Call 07/15/23)(a)	4,469	4,595,369
3.25%, 03/01/25 (Call 01/01/25)	5,141	5,355,716
3.38%, 07/01/25 (Call 06/01/25)(a)	10,145	10,634,562
3.75%, 06/01/26 (Call 04/01/26)	7,844	8,340,755
3.88%, 07/03/23 (Call 06/03/23)	6,952	7,252,325
4.25%, 02/01/24 (Call 01/01/24)	7,088	7,503,134
4.25%, 09/15/24 (Call 06/15/24)	5,738	6,138,236
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	4,711	4,949,378
4.25%, 06/15/26 (Call 04/15/26)	1,759	1,896,603
4.40%, 09/25/23 (Call 08/25/23)(a)	6,207	6,524,323
5.00%, 04/01/23	6,031	6,333,308
5.25%, 08/11/25 (Call 07/11/25)(b)	8,048	8,873,338
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	9,883	9,926,705
3.05%, 06/05/23 (Call 05/05/23)	6,556	6,731,138
3.88%, 05/21/24 (Call 04/21/24)	8,753	9,225,935
4.63%, 03/30/25	3,905	4,263,545
5.13%, 09/30/24	9,778	10,713,655

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.80%, 05/01/25 (Call 04/01/25)(a)	$9,388	$10,609,804
American Express Co.
0.75%, 11/03/23	5,000	4,990,072
1.65%, 11/04/26 (Call 10/04/26)	10,000	9,982,000
2.50%, 07/30/24 (Call 06/30/24)	14,422	14,888,846
2.65%, 12/02/22(a)	5,997	6,126,832
3.00%, 10/30/24 (Call 09/29/24)(a)	14,888	15,632,786
3.13%, 05/20/26 (Call 04/20/26)	1,968	2,088,696
3.40%, 02/27/23 (Call 01/27/23)	15,154	15,644,254
3.40%, 02/22/24 (Call 01/22/24)	12,334	12,940,506
3.63%, 12/05/24 (Call 11/04/24)(a)	4,653	4,964,153
3.70%, 08/03/23 (Call 07/03/23)(a)	15,909	16,626,659
4.20%, 11/06/25 (Call 10/06/25)	5,739	6,342,149
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	3,229	3,419,229
3.00%, 04/02/25 (Call 03/02/25)	7,508	7,895,481
3.70%, 10/15/24(a)	4,556	4,901,737
4.00%, 10/15/23	6,601	6,995,004
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	700	686,799
3.95%, 07/15/26 (Call 06/15/26)(a)(b)	2,190	2,265,380
6.00%, 08/15/23 (Call 07/15/23)(b)	893	957,086
Apollo Management Holdings LP
4.00%, 05/30/24(b)	810	864,155
4.95%, 01/14/50 (Call 12/17/24)(a)(b)(c)	2,627	2,719,753
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(a)(b)	1,227	1,288,628
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(a)(b)	5,689	5,583,438
1.95%, 09/20/26 (Call 08/20/26)(b)	8,460	8,271,972
3.88%, 05/01/23 (Call 04/01/23)(a)(b)	8,766	9,074,835
4.13%, 08/01/25 (Call 06/01/25)(b)	1,610	1,714,613
4.38%, 01/30/24 (Call 12/30/23)(b)	1,543	1,627,565
4.88%, 10/01/25 (Call 07/01/25)(b)	754	820,478
5.50%, 12/15/24 (Call 11/15/24)(a)(b)	13,450	14,807,786
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	6,210	6,080,078
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	10,134	9,882,673
2.88%, 02/15/25 (Call 01/15/25)(b)	11,591	11,839,201
3.95%, 07/01/24 (Call 06/01/24)(b)	13,345	13,986,864
4.25%, 04/15/26 (Call 03/15/26)(b)	8,581	9,160,899
4.38%, 05/01/26 (Call 03/01/26)(a)(b)	6,464	6,926,550
5.13%, 10/01/23 (Call 09/01/23)(b)	170	179,953
5.25%, 05/15/24 (Call 04/15/24)(a)(b)	3,375	3,631,900
5.50%, 01/15/26 (Call 12/15/25)(b)	5,753	6,385,477
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	2,530	2,661,444
4.38%, 12/15/25 (Call 09/15/25)	3,380	3,633,159
5.38%, 07/24/23	4,804	5,100,858
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(a)(b)	605	633,519
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	4,070	4,021,938
2.63%, 12/15/26 (Call 11/15/26)(b)	4,800	4,666,038
3.25%, 03/15/27 (Call 02/15/27)(b)	7,000	6,996,989
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(b)	11,413	11,910,017
3.50%, 10/10/24 (Call 09/10/24)(a)(b)	8,838	9,304,510
3.88%, 04/27/26 (Call 01/27/26)(b)	6,521	6,956,841
Security	Par (000)	Value

Diversified Financial Services (continued)
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	$200	$200,568
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)	5,414	5,735,599
4.25%, 06/02/26 (Call 03/02/26)(a)	1,431	1,583,989
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	4,787	5,149,196
Capital One Bank USA N.A. 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(c)	4,863	4,963,106
3.38%, 02/15/23(a)	14,840	15,274,716
Capital One Financial Corp. 1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(c)	10,000	9,944,365
2.60%, 05/11/23 (Call 04/11/23)	9,203	9,432,483
3.20%, 01/30/23 (Call 12/30/22)	14,912	15,316,915
3.20%, 02/05/25 (Call 01/05/25)	9,219	9,696,456
3.30%, 10/30/24 (Call 09/30/24)(a)	11,271	11,882,343
3.50%, 06/15/23	10,229	10,628,460
3.75%, 04/24/24 (Call 03/24/24)	7,173	7,586,388
3.75%, 07/28/26 (Call 06/28/26)	7,755	8,319,635
3.90%, 01/29/24 (Call 12/29/23)(a)	10,665	11,255,434
4.20%, 10/29/25 (Call 09/29/25)	8,696	9,457,881
4.25%, 04/30/25 (Call 03/31/25)	6,920	7,517,294
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	6,955	6,924,406
0.90%, 03/11/26 (Call 02/11/26)	10,537	10,313,935
1.15%, 05/13/26 (Call 04/13/26)	10,210	10,096,053
2.65%, 01/25/23 (Call 12/25/22)	7,119	7,275,125
3.00%, 03/10/25 (Call 12/10/24)(a)	2,545	2,680,034
3.45%, 02/13/26 (Call 11/13/25)	1,133	1,221,058
3.55%, 02/01/24 (Call 01/01/24)(a)	6,327	6,679,751
3.63%, 04/01/25 (Call 01/01/25)	875	936,292
3.75%, 04/01/24 (Call 03/02/24)	4,298	4,563,290
3.85%, 05/21/25 (Call 03/21/25)	8,278	8,961,780
4.20%, 03/24/25 (Call 02/24/25)	7,165	7,831,938
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(a)(b)	4,412	4,783,045
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	16,800	17,743,107
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(a)(b)	10,172	10,225,904
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	4,367	4,529,036
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	8,193	8,636,484
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	4,220	4,367,700
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,575	1,672,537
3.95%, 11/06/24 (Call 08/06/24)	4,738	5,061,288
4.50%, 01/30/26 (Call 11/30/25)	6,310	6,921,928
Drawbridge Special Opportunities Fund LP/Drawbridge
Special Opportunities Fin, 3.88%, 02/15/26
(Call 12/15/25)(b)	672	685,089
Eaton Vance Corp., 3.63%, 06/15/23(a)	1,692	1,760,635
Franklin Resources Inc., 2.85%, 03/30/25(a)	314	330,414
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	690	734,374
Invesco Finance PLC
3.75%, 01/15/26	2,225	2,413,275
4.00%, 01/30/24	1,680	1,780,855
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	320	352,328
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	110	115,555

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Lazard Group LLC, 3.75%, 02/13/25	$3,491	$3,729,702
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	3,706	3,842,472
Legg Mason Inc.
3.95%, 07/15/24	1,689	1,810,017
4.75%, 03/15/26	3,675	4,150,245
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(a)(b)	4,426	4,380,777
1.38%, 04/06/26 (Call 03/06/26)(b)	11,548	11,377,734
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	8,848	9,095,378
2.95%, 11/21/26 (Call 08/21/26)(a)	4,264	4,551,569
3.38%, 04/01/24(a)	11,217	11,850,303
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(a)(b)	125	131,056
3.64%, 04/13/25 (Call 03/13/25)(b)	3,380	3,595,526
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	8,958	9,410,046
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	2,630	2,623,971
3.85%, 06/30/26 (Call 03/30/26)	3,467	3,797,447
4.25%, 06/01/24 (Call 03/01/24)	4,449	4,758,883
Nomura Holdings Inc.
1.65%, 07/14/26	21,190	20,847,846
1.85%, 07/16/25	14,548	14,611,286
2.65%, 01/16/25	13,709	14,176,120
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	11,120	12,023,640
ORIX Corp.
3.25%, 12/04/24(a)	4,580	4,836,184
4.05%, 01/16/24(a)	5,732	6,084,725
Park Aerospace Holdings Ltd., 5.50%, 02/15/24 (Call 01/15/24)(a)(b)	3,680	3,962,853
REC Ltd.
4.75%, 05/19/23(b)	4,631	4,832,211
5.25%, 11/13/23(b)	8,418	8,970,523
Stifel Financial Corp., 4.25%, 07/18/24(a)	3,597	3,859,091
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	563	600,123
4.25%, 08/15/24 (Call 05/15/24)(a)	12,258	13,049,808
4.38%, 03/19/24 (Call 02/19/24)	7,351	7,793,643
4.50%, 07/23/25 (Call 04/23/25)	6,872	7,460,211
USAA Capital Corp.
0.50%, 05/01/24(b)	4,675	4,631,310
1.50%, 05/01/23(b)	2,435	2,464,990
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	5,363	5,474,167
3.15%, 12/14/25 (Call 09/14/25)	15,996	17,115,357
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	3,323	3,251,967
2.85%, 01/10/25 (Call 12/10/24)	6,865	7,138,592
4.25%, 06/09/23 (Call 05/09/23)(a)	5,214	5,459,394
		1,202,422,110
Electric — 4.8%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	3,995	4,107,779
4.38%, 04/23/25(b)	8,846	9,611,604
4.38%, 06/22/26(b)	4,990	5,532,233
Adani Transmission Ltd., 4.00%, 08/03/26(a)(b)	3,830	4,035,518
AEP Texas Inc., 3.85%, 10/01/25 (Call 07/01/25)(b)	930	992,908
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	8,704	8,453,020
3.30%, 07/15/25 (Call 06/15/25)(b)	9,595	10,037,138

Security	Par (000)	Value

Electric (continued)
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(a)	$525	$545,504
Series 13-A, 3.55%, 12/01/23(a)	2,701	2,835,682
Alexander Funding Trust, 1.84%, 11/15/23(b)	1,894	1,912,772
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	5,530	5,742,767
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	7,670	7,664,134
2.50%, 09/15/24 (Call 08/15/24)	9,457	9,753,634
3.65%, 02/15/26 (Call 11/15/25)	1,448	1,551,630
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(a)	34	35,852
American Electric Power Co. Inc.
3.88%, 02/15/62 (Call 11/15/26)(c)	2,500	2,492,337
Series F, 2.95%, 12/15/22 (Call 09/15/22)	3,519	3,579,831
Series M, 0.75%, 11/01/23 (Call 12/31/21)	723	716,746
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	3,556	3,466,658
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	895	947,941
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	543	561,438
3.15%, 05/15/25 (Call 02/15/25)	1,771	1,860,742
3.35%, 06/15/24 (Call 03/15/24)(a)	1,285	1,343,634
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	7,892	8,276,063
3.20%, 04/15/25 (Call 03/15/25)	9,395	9,914,829
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	2,506	2,586,568
3.35%, 07/01/23 (Call 04/01/23)	2,041	2,110,466
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	4,612	4,711,928
3.50%, 02/01/25 (Call 11/01/24)(a)	3,409	3,624,851
3.75%, 11/15/23 (Call 08/15/23)(a)	5,421	5,704,874
4.05%, 04/15/25 (Call 03/15/25)(a)	13,111	14,266,182
Black Hills Corp.
1.04%, 08/23/24 (Call 02/23/22)(a)	158	156,553
3.95%, 01/15/26 (Call 07/15/25)(a)	128	137,381
4.25%, 11/30/23 (Call 08/30/23)(a)	1,456	1,535,746
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	1,375	1,421,976
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	4,086	4,015,746
2.50%, 09/01/24 (Call 08/01/24)(a)	6,362	6,535,837
3.85%, 02/01/24 (Call 01/01/24)(a)	3,780	3,975,043
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	3,006	3,205,190
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	325	360,507
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	1,518	1,593,715
3.60%, 11/15/25 (Call 08/15/25)(a)	771	822,848
3.88%, 03/01/24 (Call 12/01/23)(a)	2,414	2,543,353
Comision Federal de Electricidad, 4.88%, 01/15/24(a)(b)	10,054	10,657,341
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	1,880	1,960,895
3.10%, 11/01/24 (Call 08/01/24)	65	67,971
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)(a)	2,923	2,971,604
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	1,559	1,520,846
Consolidated Edison Co. of New York Inc., 3.30%, 12/01/24 (Call 09/01/24)(a)	288	303,311

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/31/21)(a)	$2,761	$2,742,468
Consorcio Transmantaro SA, 4.38%, 05/07/23(b)	4,530	4,665,900
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	1,107	1,101,187
3.13%, 08/31/24 (Call 05/31/24)(a)	1,240	1,297,566
3.38%, 08/15/23 (Call 05/15/23)(a)	2,963	3,075,093
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	1,404	1,467,044
Dominion Energy Inc.
2.45%, 01/15/23(a)(b)	10,360	10,553,686
3.07%, 08/15/24(e)	14,154	14,735,073
3.90%, 10/01/25 (Call 07/01/25)(a)	835	902,983
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(c)	2,765	2,960,746
Series A, 1.45%, 04/15/26 (Call 03/15/26)(a)	4,492	4,440,063
Series A, 3.30%, 03/15/25 (Call 02/15/25)	3,563	3,748,030
Series D, 2.85%, 08/15/26 (Call 05/15/26)(a)	2,510	2,635,450
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)(a)	1,704	1,806,930
3.65%, 03/15/24 (Call 12/15/23)	169	178,049
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	2,304	2,406,834
Series C, 2.53%, 10/01/24	8,727	9,014,974
Series F, 1.05%, 06/01/25 (Call 05/01/25)	9,418	9,255,762
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	5,897	6,011,251
3.05%, 03/15/23 (Call 02/15/23)(a)	2,714	2,787,426
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	8,922	8,685,925
2.65%, 09/01/26 (Call 06/01/26)	5,839	6,049,679
3.25%, 01/15/82 (Call 01/15/27)(c)	5,000	4,840,135
3.75%, 04/15/24 (Call 01/15/24)(a)	11,585	12,198,098
3.95%, 10/15/23 (Call 07/15/23)(a)	4,928	5,164,864
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(a)	1,179	1,228,236
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	3,749	3,991,006
3.38%, 09/01/23 (Call 08/01/23)	4,179	4,359,508
Edison International
2.95%, 03/15/23 (Call 01/15/23)	4,197	4,271,178
3.13%, 11/15/22 (Call 10/15/22)	3,814	3,877,706
3.55%, 11/15/24 (Call 10/15/24)	5,486	5,779,096
4.95%, 04/15/25 (Call 03/15/25)	5,226	5,695,111
EDP Finance BV, 3.63%, 07/15/24(a)(b)	11,114	11,721,058
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)(b)	11,709	12,565,551
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	4,693	5,022,696
Emera US Finance LP, 0.83%, 06/15/24	25	24,653
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,821	1,925,726
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)(b)	15,843	15,515,955
2.65%, 09/10/24(b)	15,714	16,246,467
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	220	231,550
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)(c)	9,190	10,292,800
Engie Energia Chile SA, 4.50%, 01/29/25(a)(b)	982	1,047,548
Entergy Arkansas LLC 3.05%, 06/01/23 (Call 03/01/23)(a)	404	415,704
Security	Par (000)	Value

Electric (continued)
3.50%, 04/01/26 (Call 01/01/26)(a)	$2,461	$2,652,379
3.70%, 06/01/24 (Call 03/01/24)	2,337	2,465,035
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	13,174	12,822,176
2.95%, 09/01/26 (Call 06/01/26)(a)	4,806	5,030,796
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	140	156,559
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 12/31/21)	2,048	2,033,798
0.95%, 10/01/24 (Call 10/01/22)	5,060	5,010,654
2.40%, 10/01/26 (Call 07/01/26)	2,747	2,824,751
4.05%, 09/01/23 (Call 06/01/23)(a)	3,026	3,156,549
4.44%, 01/15/26 (Call 10/15/25)	5	5,465
5.40%, 11/01/24	521	581,868
Entergy Mississippi LLC, 3.10%, 07/01/23 (Call 04/01/23)	1,820	1,865,537
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	10,650	10,987,780
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	35	36,233
3.25%, 12/01/25 (Call 09/01/25)	298	316,229
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)(a)	2,206	2,260,600
3.65%, 08/15/25 (Call 05/15/25)(a)	853	910,251
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	5,584	5,703,102
3.35%, 03/15/26 (Call 12/15/25)	603	636,987
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,113	1,168,033
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	6,213	6,459,596
Series N, 3.80%, 12/01/23 (Call 11/01/23)	6,030	6,332,401
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	7,248	7,064,167
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	4,944	4,863,918
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	3,338	3,557,603
3.95%, 06/15/25 (Call 03/15/25)	8,151	8,754,948
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)(a)	9,180	9,647,572
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)(a)	6,922	7,069,523
2.85%, 04/01/25 (Call 03/01/25)(a)	10,534	11,025,052
3.13%, 12/01/25 (Call 06/01/25)(a)	3,930	4,180,335
3.25%, 06/01/24 (Call 12/01/23)(a)	5,899	6,164,148
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,008	6,287,674
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	1,140	1,213,538
Series A, 2.10%, 07/30/23(a)	10,277	10,464,265
Series A, 2.20%, 09/15/24 (Call 08/15/24)	8,492	8,681,577
Iberdrola International BV, 5.81%, 03/15/25(a)	10	11,485
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)	2,106	2,157,646
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)(a)	7,262	7,635,078
3.40%, 08/15/25 (Call 05/15/25)(a)	124	131,305
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	2,071	2,177,509
Israel Electric Corp. Ltd.
6.88%, 06/21/23(a)(b)	3,363	3,649,043
Series 6, 5.00%, 11/12/24(b)	13,375	14,573,266
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)(a)	2,237	2,379,004
3.65%, 06/15/24 (Call 03/15/24)(a)	2,171	2,280,073
4.05%, 07/01/23 (Call 04/01/23)	1,295	1,346,902

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(b)	$5,145	$5,605,750
4.70%, 04/01/24 (Call 01/01/24)(b)	383	407,700
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)	802	849,556
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	4,956	5,010,863
3.88%, 07/19/23(a)(b)	4,755	4,987,947
Korea Electric Power Corp., 2.50%, 06/24/24(a)(b)	2,060	2,139,351
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)(b)	1,210	1,171,933
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	355	377,572
Metropolitan Edison Co.
3.50%, 03/15/23 (Call 12/15/22)(b)	1,145	1,172,564
4.00%, 04/15/25(b)	436	462,214
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)(a)	4,471	4,737,775
3.70%, 09/15/23 (Call 06/15/23)	2,644	2,754,488
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	2,422	2,562,775
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	2,300	2,267,645
1.00%, 06/15/26 (Call 05/15/26)	6,150	6,007,840
2.70%, 02/15/23 (Call 12/15/22)	2,007	2,045,362
2.85%, 01/27/25 (Call 10/27/24)	4,014	4,194,418
2.95%, 02/07/24 (Call 12/07/23)(a)	4,460	4,625,938
3.25%, 11/01/25 (Call 08/01/25)(a)	3,657	3,891,274
3.40%, 11/15/23 (Call 08/15/23)(a)	3,874	4,046,142
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(a)(c)	1,041	1,056,219
Series D, 1.00%, 10/18/24	1,840	1,828,087
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	11,561	11,546,230
2.75%, 05/01/25 (Call 12/22/21)	11,825	12,312,062
2.80%, 01/15/23 (Call 12/22/21)(a)	7,418	7,570,760
3.15%, 04/01/24 (Call 12/22/21)	9,520	9,943,928
3.25%, 04/01/26 (Call 12/22/21)	931	986,790
3.63%, 06/15/23 (Call 12/22/21)	602	620,639
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(b)	2,710	2,847,188
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)(a)	2,054	2,090,833
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	3,288	3,317,821
3.75%, 06/15/24 (Call 05/15/24)(b)	8,500	8,877,649
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	163	168,649
3.25%, 11/15/25 (Call 08/15/25)(a)	50	52,862
OGE Energy Corp., 0.70%, 05/26/23 (Call 12/31/21)(a)	1,145	1,139,019
Oklahoma Gas and Electric Co., 0.55%, 05/26/23 (Call 12/31/21)(a)	1,085	1,078,747
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	8,580	8,279,627
2.75%, 06/01/24 (Call 05/01/24)	7,688	8,006,787
2.95%, 04/01/25 (Call 01/01/25)	932	975,746
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 12/13/21)	8,295	8,248,582
2.95%, 03/01/26 (Call 12/01/25)	2,754	2,795,841
3.15%, 01/01/26(a)	10,145	10,395,957
3.25%, 06/15/23 (Call 03/15/23)	3,420	3,485,113
3.40%, 08/15/24 (Call 05/15/24)	2,076	2,149,945
Security	Par (000)	Value

Electric (continued)
3.45%, 07/01/25(a)	$7,669	$7,952,760
3.50%, 06/15/25 (Call 03/15/25)	6,089	6,309,251
3.75%, 02/15/24 (Call 11/15/23)(a)	1,745	1,806,472
3.85%, 11/15/23 (Call 08/15/23)	2,000	2,066,863
4.25%, 08/01/23 (Call 07/01/23)	6,206	6,425,482
PacifiCorp, 3.35%, 07/01/25 (Call 04/01/25)(a)	550	584,197
PacifiCorp.
2.95%, 06/01/23 (Call 03/01/23)(a)	684	702,796
3.60%, 04/01/24 (Call 01/01/24)(a)	1,796	1,891,518
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	1,846	1,956,462
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	5,304	5,239,032
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	5,217	5,476,521
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	4,173	4,391,496
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	1,025	1,039,886
2.90%, 05/15/25 (Call 11/15/24)(a)	1,260	1,314,551
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	1,501	1,569,983
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	50	52,967
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	1,989	2,048,935
2.38%, 05/15/23 (Call 02/15/23)	1,331	1,356,502
3.00%, 05/15/25 (Call 02/15/25)	839	881,210
3.05%, 11/15/24 (Call 08/15/24)	454	475,282
3.15%, 08/15/24 (Call 05/15/24)	70	73,120
3.25%, 09/01/23 (Call 08/01/23)(a)	4,975	5,169,839
Public Service Electric and Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	2,572	2,524,217
Series I, 3.75%, 03/15/24 (Call 12/15/23)	62	65,145
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(a)	9,924	9,637,112
0.84%, 11/08/23 (Call 05/08/22)	2,400	2,387,113
2.88%, 06/15/24 (Call 05/15/24)	11,170	11,598,414
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)(a)	3,507	3,713,803
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	2,213	2,302,714
6.00%, 06/01/26(a)	30	35,565
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,463	1,525,898
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(a)(b)	5,170	5,337,901
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	10,090	10,688,418
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)(a)	4,473	4,572,175
3.55%, 06/15/24 (Call 12/03/21)	9,485	10,054,681
3.75%, 11/15/25 (Call 12/03/21)(a)	1,373	1,480,892
4.05%, 12/01/23 (Call 12/03/21)	5,897	6,243,864
4.13%, 04/01/52 (Call 01/01/27)(c)	2,000	1,977,756
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	1,783	1,860,300
Series T, 3.38%, 08/15/23 (Call 05/15/23)(a)	1,017	1,054,228
Southern California Edison Co.
0.70%, 04/03/23	1,018	1,015,284
1.10%, 04/01/24 (Call 04/01/23)	4,410	4,403,481
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	2,028	1,985,158
Series C, 3.50%, 10/01/23 (Call 07/01/23)	8,247	8,596,266

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series D, 3.40%, 06/01/23 (Call 05/01/23)	$4,790	$4,958,279
Series E, 3.70%, 08/01/25 (Call 06/01/25)	7,194	7,726,087
Series J, 0.70%, 08/01/23(a)	675	673,285
Series K, 0.98%, 08/01/24(a)	5,230	5,200,517
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	13,230	13,580,530
3.25%, 07/01/26 (Call 04/01/26)(a)	12,534	13,274,484
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)(a)	3,992	3,940,091
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	6,140	6,069,390
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	10,960	11,138,100
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	3,072	2,973,465
4.15%, 12/01/25 (Call 09/01/25)	4,353	4,751,426
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	4,038	4,214,261
Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	5,200	5,174,739
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	1,033	1,106,839
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	5,261	5,428,303
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	12,055	12,906,324
State Grid Overseas Investment 2016 Ltd., 3.75%, 05/02/23(a)(b)	9,597	9,965,813
State Grid Overseas Investment BVI Ltd., 2.88%, 05/18/26(b)	60	63,191
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)(a)	1,906	1,967,874
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	9,095	8,939,021
3.15%, 06/02/26(b)	4,818	5,083,761
3.70%, 06/10/25(b)	1,214	1,294,318
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	652	692,417
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(b)	125	132,344
4.63%, 07/26/23(a)(b)	620	655,656
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	440	459,642
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	1,177	1,238,290
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)(a)	3,170	3,304,664
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,707	2,849,966
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	5,839	6,171,135
Series B, 2.95%, 11/15/26 (Call 08/15/26)	3,049	3,220,418
Series C, 2.75%, 03/15/23 (Call 12/15/22)	4,949	5,042,737
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(b)	13,188	13,672,049
WEC Energy Group Inc.
0.55%, 09/15/23	4,502	4,467,091
0.80%, 03/15/24 (Call 02/15/24)	2,840	2,817,166
3.55%, 06/15/25 (Call 03/15/25)(a)	5,435	5,796,743
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)(a)	4,808	4,926,918
3.10%, 06/01/25 (Call 03/01/25)(a)	335	352,170
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)(a)	10,710	10,622,957
1.75%, 03/15/27 (Call 02/15/27)	6,000	5,959,704
3.30%, 06/01/25 (Call 12/01/24)(a)	3,516	3,709,432
		1,135,893,596
Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	$3,145	$3,030,709
2.63%, 02/15/23 (Call 11/15/22)(a)	1,875	1,914,059
3.15%, 06/01/25 (Call 03/01/25)	1,114	1,182,658
		6,127,426
Electronics — 0.7%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)(a)	1,071	1,133,735
3.88%, 07/15/23 (Call 04/15/23)	5,893	6,144,658
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	2,301	2,409,124
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)(a)	1,294	1,327,487
3.20%, 04/01/24 (Call 02/01/24)(a)	3,656	3,814,551
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	6,728	7,032,314
4.00%, 04/01/25 (Call 01/01/25)	617	659,458
4.50%, 03/01/23 (Call 12/01/22)	3,806	3,935,025
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)(a)	3,016	3,326,575
4.88%, 12/01/22	5,147	5,349,006
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	4,336	4,631,652
4.75%, 06/15/25 (Call 03/15/25)	5,155	5,634,842
5.00%, 02/15/23	5,443	5,701,609
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	5,573	5,941,915
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	39,250	38,209,705
1.35%, 06/01/25 (Call 05/01/25)	12,406	12,454,620
2.30%, 08/15/24 (Call 07/15/24)(a)	6,367	6,587,465
2.50%, 11/01/26 (Call 08/01/26)(a)	3,577	3,741,052
3.35%, 12/01/23	358	376,237
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	1,205	1,271,116
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	9,356	9,291,884
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	2,960	3,221,162
Legrand France SA, 8.50%, 02/15/25(a)	3,149	3,827,676
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(a)(b)	8,638	8,570,009
1.75%, 08/09/26 (Call 07/09/26)(b)	5,314	5,191,510
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)(a)	5,042	5,266,223
4.75%, 12/01/24 (Call 09/01/24)(a)	4,961	5,410,655
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)(a)	347	365,430
3.70%, 02/15/26 (Call 11/15/25)	140	152,053
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(b)	4,470	4,384,042
		165,362,790
Engineering & Construction — 0.0%
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(b)	3,154	3,311,732
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	484	509,444
3.63%, 04/28/26 (Call 01/28/26)(a)(b)	6,288	6,682,782
3.90%, 03/22/23(b)	949	984,122
		11,488,080
Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	7,626	7,412,875

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
2.50%, 08/15/24 (Call 07/15/24)(a)	$9,586	$9,895,366
2.90%, 07/01/26 (Call 04/01/26)	535	560,085
3.20%, 03/15/25 (Call 12/15/24)	4,547	4,790,177
4.75%, 05/15/23 (Call 02/15/23)	4,369	4,576,105
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	4,730	4,602,043
2.40%, 05/15/23 (Call 03/15/23)	5,605	5,718,699
3.13%, 03/01/25 (Call 12/01/24)	165	173,866
		37,729,216
Food — 1.4%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	2,322	2,467,395
3.65%, 03/15/23 (Call 02/15/23)	6,831	7,062,112
3.95%, 03/15/25 (Call 01/15/25)	9,595	10,310,129
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(b)	300	325,128
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)(a)	5,580	5,542,586
3.20%, 01/25/23 (Call 10/25/22)	4,720	4,822,798
4.30%, 05/01/24 (Call 04/01/24)	11,232	12,014,550
4.60%, 11/01/25 (Call 09/01/25)	8,409	9,319,830
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(a)(b)	14,393	14,804,338
2.95%, 11/02/26 (Call 08/02/26)(b)	9,180	9,636,601
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	6,399	6,717,136
3.70%, 10/17/23 (Call 09/17/23)	9,402	9,860,043
4.00%, 04/17/25 (Call 02/17/25)(a)	9,383	10,134,030
Gruma SAB de CV, 4.88%, 12/01/24 (Call 09/01/24)(b)	20	21,850
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	4,585	4,839,376
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	2,477	2,448,810
2.05%, 11/15/24 (Call 10/15/24)(a)	4,652	4,781,126
2.30%, 08/15/26 (Call 05/15/26)	2,210	2,299,526
2.63%, 05/01/23 (Call 02/01/23)	1,951	1,995,767
3.20%, 08/21/25 (Call 05/21/25)(a)	880	937,868
3.38%, 05/15/23 (Call 04/15/23)(a)	5,860	6,083,518
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)(a)	570	565,336
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	618	659,133
JM Smucker Co. (The), 3.50%, 03/15/25	1,601	1,705,491
Kellogg Co.
2.65%, 12/01/23	7,902	8,170,297
3.25%, 04/01/26	3,311	3,526,204
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(a)(b)	6,836	6,999,622
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	3,624	3,758,858
3.50%, 02/01/26 (Call 11/01/25)(a)	1,794	1,928,570
3.85%, 08/01/23 (Call 05/01/23)	6,137	6,406,123
4.00%, 02/01/24 (Call 11/01/23)(a)	6,232	6,585,623
Land O’ Lakes Inc., 6.00%, 11/15/22 (Call 08/15/22)(b)	86	89,066
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	2,063	2,000,387
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	6,157	6,432,765
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	2,020	1,956,215
3.15%, 08/15/24 (Call 06/15/24)	8,854	9,266,071
3.50%, 09/01/23 (Call 06/01/23)	1,499	1,555,569
McCormick & Co. Inc/MD, 3.25%, 11/15/25 (Call 08/15/25)(a)	2,071	2,191,288
Security	Par (000)	Value

Food (continued)
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)(b)	$17,875	$17,652,640
1.25%, 09/24/26 (Call 08/24/26)(a)(b)	10,310	10,088,231
2.25%, 09/19/24 (Call 08/19/24)(b)	6,894	7,069,441
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	6,047	6,057,246
3.63%, 02/13/26 (Call 12/13/25)(a)	981	1,064,549
Nestle Holdings Inc.
0.38%, 01/15/24(a)(b)	5,767	5,707,143
0.61%, 09/14/24 (Call 09/14/23)(b)	4,435	4,383,561
0.63%, 01/15/26 (Call 12/15/25)(b)	4,017	3,899,548
1.15%, 01/14/27 (Call 12/14/26)(b)	5,000	4,892,118
3.35%, 09/24/23 (Call 08/24/23)(b)	13,814	14,445,855
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	6,510	7,018,084
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	9,852	10,418,490
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)(a)	4,567	4,846,515
3.55%, 03/15/25 (Call 01/15/25)(a)	3,314	3,523,970
3.75%, 10/01/25 (Call 07/01/25)	5,855	6,295,482
5.65%, 04/01/25 (Call 03/01/25)	9,465	10,665,136
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	5,717	6,011,874
3.95%, 08/15/24 (Call 05/15/24)	12,252	13,036,292
4.00%, 03/01/26 (Call 01/01/26)	4,588	4,981,366
		332,278,676
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	1,018	1,082,969
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)(a)	3,648	3,803,076
Georgia-Pacific LLC
0.63%, 05/15/24(b)	5,882	5,821,138
0.95%, 05/15/26 (Call 04/15/26)(b)	2,406	2,328,039
1.75%, 09/30/25 (Call 08/30/25)(b)	9,992	10,059,401
3.60%, 03/01/25 (Call 12/01/24)(b)	568	604,680
3.73%, 07/15/23 (Call 04/15/23)(b)	3,775	3,924,254
8.00%, 01/15/24	4,859	5,550,272
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(b)	160	170,802
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	4,535	5,566,713
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	1,987	2,128,385
		41,039,729
Gas — 0.4%
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(a)(b)	5,982	6,436,885
Atmos Energy Corp., 0.63%, 03/09/23 (Call 12/16/21)	118	117,758
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(b)	678	714,084
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (Call 12/31/21)	300	299,095
3.55%, 04/01/23 (Call 03/01/23)	5,038	5,205,554
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(a)(b)	7,324	7,252,877
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	3,799	3,969,098
3.60%, 12/15/24 (Call 09/15/24)	3,213	3,432,619

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series A, 2.50%, 11/15/24 (Call 10/15/24)	$8,449	$8,749,783
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	773	792,397
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	826	847,977
5.20%, 07/15/25 (Call 04/15/25)	219	240,543
5.50%, 01/15/26 (Call 12/15/25)	4,410	4,996,136
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	15,878	15,486,444
ONE Gas Inc.
0.85%, 03/11/23 (Call 12/31/21)	1,055	1,053,338
1.10%, 03/11/24 (Call 12/16/21)(a)	1,100	1,084,506
3.61%, 02/01/24 (Call 11/01/23)	350	366,783
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	12,096	13,061,595
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	2,348	2,464,269
3.20%, 06/15/25 (Call 03/15/25)(a)	2,184	2,305,159
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	1,885	1,966,633
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	5,289	5,413,766
3.25%, 06/15/26 (Call 03/15/26)	5,990	6,333,594
3.88%, 11/15/25 (Call 08/15/25)(a)	130	139,253
		92,730,146
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	5,214	5,590,684
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	7,307	7,415,655
		13,006,339
Health Care - Products — 0.9%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	7,345	7,751,939
3.40%, 11/30/23 (Call 09/30/23)	6,458	6,792,168
3.88%, 09/15/25 (Call 06/15/25)(a)	5,135	5,610,402
Alcon Finance Corp., 2.75%, 09/23/26
(Call 07/23/26)(a)(b)	1,984	2,051,488
Baxter International Inc.
0.87%, 12/01/23(b)	90	89,579
1.92%, 02/01/27 (Call 01/01/27)(b)	9,730	9,725,900
2.27%, 12/01/28 (Call 10/01/28)(b)	3,700	3,720,268
2.60%, 08/15/26 (Call 05/15/26)(a)	3,565	3,696,844
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	5,531	5,599,157
3.45%, 03/01/24 (Call 02/01/24)	10,154	10,645,607
3.75%, 03/01/26 (Call 01/01/26)	4,931	5,312,831
3.85%, 05/15/25	5,231	5,620,129
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	5,379	5,777,278
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)(a)	8,771	9,006,579
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(a)(b)	1,625	1,674,819
Medtronic Inc., 3.50%, 03/15/25	16,537	17,689,181
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	5,585	5,546,415
0.85%, 09/15/24 (Call 09/15/22)(a)	5,060	4,978,907
Stryker Corp.
0.60%, 12/01/23 (Call 12/13/21)	2,510	2,488,540
1.15%, 06/15/25 (Call 05/15/25)(a)	8,379	8,316,419
3.38%, 05/15/24 (Call 02/15/24)(a)	9,459	9,914,487
3.38%, 11/01/25 (Call 08/01/25)(a)	6,050	6,464,586
3.50%, 03/15/26 (Call 12/15/25)	6,017	6,459,813
Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	$190	$189,414
1.22%, 10/18/24 (Call 10/18/22)	5,000	5,000,637
2.95%, 09/19/26 (Call 06/19/26)	4,449	4,698,954
3.65%, 12/15/25 (Call 09/15/25)	1,459	1,571,714
4.13%, 03/25/25 (Call 12/03/21)	13,050	14,126,993
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)(a)	2,591	2,719,360
3.55%, 04/01/25 (Call 01/01/25)	22,097	23,450,245
3.70%, 03/19/23 (Call 02/19/23)(a)	4,172	4,315,109
		201,005,762
Health Care - Services — 1.5%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)(a)	12,446	12,768,915
3.50%, 11/15/24 (Call 08/15/24)	7,264	7,709,616
Anthem Inc.
0.45%, 03/15/23	3,948	3,931,196
1.50%, 03/15/26 (Call 02/15/26)(a)	6,068	6,026,547
2.38%, 01/15/25 (Call 12/15/24)	15,149	15,590,657
2.95%, 12/01/22 (Call 11/01/22)	7,921	8,095,885
3.30%, 01/15/23	5,354	5,505,589
3.35%, 12/01/24 (Call 10/01/24)	10,748	11,367,022
3.50%, 08/15/24 (Call 05/15/24)	10,826	11,424,444
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(a)(b)	817	866,612
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	6,365	6,331,390
2.76%, 10/01/24 (Call 07/01/24)	3,416	3,536,319
4.20%, 08/01/23(a)	1,018	1,067,575
Dignity Health, 3.81%, 11/01/24(a)	194	207,107
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(a)(b)	313	339,157
HCA Inc.
4.75%, 05/01/23	11,230	11,795,599
5.00%, 03/15/24	18,984	20,484,420
5.25%, 04/15/25	13,877	15,428,403
5.25%, 06/15/26 (Call 12/15/25)	6,311	7,101,036
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(a)(b)	9,086	9,131,783
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(a)(b)	7,084	6,965,405
Humana Inc.
0.65%, 08/03/23 (Call 02/03/22)	190	188,977
1.35%, 02/03/27 (Call 01/03/27)	6,950	6,737,195
2.90%, 12/15/22 (Call 11/15/22)	6,260	6,395,905
3.15%, 12/01/22 (Call 09/01/22)	6,015	6,131,932
3.85%, 10/01/24 (Call 07/01/24)(a)	8,263	8,811,405
4.50%, 04/01/25 (Call 03/01/25)	9,787	10,702,629
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)(a)	4,823	4,769,836
2.30%, 12/01/24 (Call 11/01/24)	5,971	6,144,083
3.25%, 09/01/24 (Call 07/01/24)(a)	7,509	7,886,719
3.60%, 02/01/25 (Call 11/01/24)	9,455	10,031,494
4.00%, 11/01/23 (Call 08/01/23)	3,294	3,458,741
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	646	643,498
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	97	100,879
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	2,091	2,245,004
3.50%, 03/30/25 (Call 12/30/24)(a)	1,836	1,952,437

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.25%, 04/01/24 (Call 01/01/24)(a)	$2,819	$3,006,768
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(a)(b)	1,999	1,973,299
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	6,517	6,410,343
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	4,375	4,592,387
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	922	977,661
3.25%, 09/17/23 (Call 08/17/23)(a)(b)	240	250,588
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	685	724,735
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	2,343	2,421,784
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	353	348,370
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)(a)	1,730	1,713,179
1.15%, 05/15/26 (Call 04/15/26)(a)	8,352	8,244,144
1.25%, 01/15/26(a)	5,044	5,018,243
2.38%, 08/15/24(a)	9,873	10,228,934
2.75%, 02/15/23 (Call 11/15/22)(a)	5,788	5,903,199
2.88%, 03/15/23	8,147	8,381,899
3.10%, 03/15/26	5,887	6,284,948
3.50%, 06/15/23(a)	7,954	8,307,681
3.50%, 02/15/24(a)	9,227	9,735,001
3.70%, 12/15/25	3,183	3,474,474
3.75%, 07/15/25	7,785	8,424,554
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(a)(b)	16,130	15,824,811
UPMC, Series D-1, 3.60%, 04/03/25	1,980	2,095,366
		356,217,779
Holding Companies - Diversified — 0.9%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(b)	50	53,025
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	5,680	5,609,361
3.25%, 07/15/25 (Call 06/15/25)	5,021	5,169,614
3.50%, 02/10/23 (Call 01/10/23)(a)	10,032	10,286,169
3.88%, 01/15/26 (Call 12/15/25)	11,851	12,474,715
4.20%, 06/10/24 (Call 05/10/24)(a)	8,413	8,863,668
4.25%, 03/01/25 (Call 01/01/25)	5,223	5,511,747
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	2,655	2,583,630
2.95%, 03/10/26 (Call 02/10/26)	1,577	1,587,258
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	1,000	988,804
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)(b)	4,715	4,572,106
2.75%, 09/16/26 (Call 08/19/26)	10,580	10,605,197
3.63%, 01/15/26 (Call 12/15/25)	8,150	8,498,106
3.65%, 07/14/23	2,490	2,577,057
Business Development Corp. of America, 3.25%, 03/30/26 (Call 02/28/26)	4,900	4,915,474
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	310	317,668
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	1,507	1,581,295
FS KKR Capital Corp.
1.65%, 10/12/24	3,885	3,821,365
3.40%, 01/15/26 (Call 12/15/25)(a)	10,118	10,316,679
4.13%, 02/01/25 (Call 01/01/25)	6,798	7,128,471
4.25%, 02/14/25 (Call 01/14/25)(b)	405	426,372
4.63%, 07/15/24 (Call 06/15/24)(a)	4,367	4,614,948
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(a)(b)	90	87,975
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	$5,730	$5,856,619
3.75%, 02/10/25 (Call 01/10/25)	5,130	5,381,322
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)(a)	8,650	8,361,054
2.50%, 08/24/26 (Call 07/24/26)	1,715	1,689,766
3.38%, 04/15/24 (Call 03/15/24)	5,461	5,630,378
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	539	577,345
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	5,470	5,498,365
5.20%, 05/01/24(a)	4,557	4,892,559
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	5,646	5,879,890
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	1,000	979,605
3.40%, 07/15/26 (Call 06/15/26)	7,727	7,858,294
3.75%, 07/22/25 (Call 06/22/25)	7,047	7,318,518
4.00%, 03/30/25 (Call 02/28/25)	2,746	2,861,057
4.25%, 01/15/26 (Call 12/15/25)	4,974	5,249,324
5.25%, 04/15/24 (Call 03/15/24)(a)	1,377	1,477,261
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(a)(b)	918	963,532
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	2,500	2,457,827
3.75%, 06/17/26 (Call 05/17/26)(b)	2,530	2,626,879
4.75%, 12/15/25 (Call 11/15/25)(b)	8,071	8,643,117
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	6,512	6,494,218
3.71%, 01/22/26 (Call 12/22/25)	4,551	4,627,597
5.88%, 03/15/23	50	52,357
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(a)	990	986,753
3.88%, 11/01/24 (Call 10/01/24)	3,663	3,843,449
		212,797,790
Home Builders — 0.3%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	20,552	20,055,757
2.50%, 10/15/24 (Call 09/15/24)(a)	5,836	6,051,308
2.60%, 10/15/25 (Call 09/15/25)	6,512	6,756,514
4.75%, 02/15/23 (Call 11/15/22)(a)	3,849	3,993,557
5.75%, 08/15/23 (Call 05/15/23)	4,304	4,598,447
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)(a)	4,916	5,241,685
4.75%, 05/30/25 (Call 02/28/25)	4,801	5,267,297
4.88%, 12/15/23 (Call 09/15/23)(a)	2,916	3,102,712
5.25%, 06/01/26 (Call 12/01/25)(a)	2,310	2,620,349
5.88%, 11/15/24 (Call 05/15/24)(a)	5,491	6,086,005
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	2,013	2,293,914
		66,067,545
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	651	704,771
Panasonic Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	11,017	11,420,967
Whirlpool Corp.
3.70%, 03/01/23(a)	2,907	3,012,156
3.70%, 05/01/25	124	133,073
4.00%, 03/01/24(a)	5,311	5,656,717
		20,927,684

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.2%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 08/15/22)(a)	$70	$69,202
3.35%, 04/15/23 (Call 01/15/23)	2,755	2,825,866
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	5,257	5,605,374
Kimberly-Clark Corp.
2.40%, 06/01/23(a)	1,230	1,262,030
2.65%, 03/01/25(a)	190	199,109
2.75%, 02/15/26(a)	1,426	1,512,625
3.05%, 08/15/25	2,985	3,174,387
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	18,978	19,650,645
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	1,914	1,997,045
SC Johnson & Son Inc., 3.35%, 09/30/24 (Call 06/30/24)(b)	15	15,784
		36,312,067
Insurance — 4.1%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	2,355	2,332,827
2.88%, 10/15/26 (Call 07/15/26)	2,019	2,149,146
3.25%, 03/17/25(a)	3,690	3,928,920
3.63%, 11/15/24(a)	9,647	10,341,302
AIA Group Ltd., 3.20%, 03/11/25 (Call 12/11/24)(a)(b)	493	516,478
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	124	133,882
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	2,288	2,237,025
3.15%, 06/15/23	3,656	3,796,959
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(c)	6,935	7,294,233
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	2,036	2,189,172
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	11,548	11,948,865
3.75%, 07/10/25 (Call 04/10/25)	12,588	13,507,993
3.90%, 04/01/26 (Call 01/01/26)(a)	5,415	5,903,202
4.13%, 02/15/24(a)	9,698	10,331,519
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	6,987	7,394,966
3.88%, 12/15/25 (Call 09/15/25)	6,181	6,716,500
4.00%, 11/27/23 (Call 08/27/23)	3,925	4,130,339
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	1,820	1,940,582
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	4,830	5,095,065
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	2,934	3,206,200
Athene Global Funding
0.91%, 08/19/24(a)(b)	11,974	11,845,582
0.95%, 01/08/24(a)(b)	2,353	2,345,261
1.00%, 04/16/24(a)(b)	6,435	6,406,653
1.20%, 10/13/23(a)(b)	3,363	3,379,322
1.45%, 01/08/26(b)	1,383	1,365,184
1.61%, 06/29/26(b)	10,255	10,099,326
1.73%, 10/02/26(b)	9,260	9,085,098
2.50%, 01/14/25(a)(b)	6,736	6,936,321
2.55%, 06/29/25(b)	4,212	4,352,250
2.75%, 06/25/24(a)(b)	9,698	10,051,304
2.80%, 05/26/23(b)	4,263	4,378,285
2.95%, 11/12/26(b)	2,077	2,173,560
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	17,453	17,875,622
3.00%, 02/11/23(a)	4,529	4,654,739
Security	Par (000)	Value

Insurance (continued)
3.13%, 03/15/26 (Call 12/15/25)(a)	$15,369	$16,440,270
Brighthouse Financial Global Funding
0.60%, 06/28/23(b)	2,251	2,243,420
1.00%, 04/12/24(b)	1,140	1,134,348
1.55%, 05/24/26(a)(b)	1,153	1,140,731
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	7,548	8,085,514
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	6,336	6,727,948
4.50%, 03/01/26 (Call 12/01/25)	3,518	3,915,864
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	2,230	2,485,682
CNO Global Funding, 1.75%, 10/07/26(b)	5,410	5,361,907
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(c)(d)	5,200	5,512,000
5.10%, (Call 10/28/24)(a)(b)(c)(d)	2,750	2,959,687
Equitable Financial Life Global Funding
0.50%, 04/06/23(b)	2,359	2,353,407
0.50%, 11/17/23(a)(b)	1,913	1,897,907
0.80%, 08/12/24(a)(b)	11,597	11,478,640
1.00%, 01/09/26(b)	627	610,237
1.10%, 11/12/24(b)	5,000	4,959,992
1.30%, 07/12/26(b)	17,230	16,892,335
1.40%, 07/07/25(a)(b)	8,470	8,443,696
1.70%, 11/12/26(b)	5,000	4,954,045
F&G Global Funding
0.90%, 09/20/24(b)	19,890	19,631,984
1.75%, 06/30/26(a)(b)	5,651	5,632,888
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	1,082	1,160,880
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	5,372	6,037,770
First American Financial Corp.
4.30%, 02/01/23	2,481	2,566,921
4.60%, 11/15/24	530	578,511
GA Global Funding Trust
0.80%, 09/13/24(b)	380	374,282
1.00%, 04/08/24(a)(b)	3,049	3,033,622
1.63%, 01/15/26(a)(b)	3,342	3,337,597
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	2,797	2,726,271
Guardian Life Global Funding
0.88%, 12/10/25(b)	3,704	3,619,813
1.10%, 06/23/25(a)(b)	5,332	5,297,573
1.25%, 05/13/26(a)(b)	1,340	1,326,234
2.90%, 05/06/24(b)	5,270	5,522,093
3.40%, 04/25/23(a)(b)	1,678	1,741,706
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)(a)	1,080	1,189,649
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(c)(d)	7,596	7,826,789
Intact U.S. Holdings Inc., 4.60%, 11/09/22	100	103,283
Jackson National Life Global Funding
2.65%, 06/21/24(a)(b)	7,255	7,515,253
3.05%, 04/29/26(a)(b)	3,561	3,760,412
3.25%, 01/30/24(a)(b)	2,026	2,120,068
3.88%, 06/11/25(a)(b)	3,013	3,260,157
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	426	482,950
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	120	128,679
Liberty Mutual Group Inc., 4.25%, 06/15/23(b)	6,867	7,204,305

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp.
3.35%, 03/09/25	$817	$867,983
4.00%, 09/01/23	3,254	3,425,736
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	6,352	6,502,968
3.75%, 04/01/26 (Call 01/01/26)(a)	3,793	4,125,101
Manulife Financial Corp., 4.15%, 03/04/26	7,069	7,801,376
Markel Corp., 3.63%, 03/30/23(a)	2,077	2,149,392
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	3,600	3,717,838
3.50%, 06/03/24 (Call 03/03/24)	5,718	6,036,466
3.50%, 03/10/25 (Call 12/10/24)	3,432	3,648,243
3.75%, 03/14/26 (Call 12/14/25)(a)	632	686,543
3.88%, 03/15/24 (Call 02/15/24)	11,625	12,344,013
4.05%, 10/15/23 (Call 07/15/23)	4,722	4,965,297
MassMutual Global Funding II
0.48%, 08/28/23(a)(b)	1,243	1,240,007
0.60%, 04/12/24(b)	8,495	8,432,090
0.85%, 06/09/23(a)(b)	11,009	11,037,483
1.20%, 07/16/26(a)(b)	520	510,023
2.75%, 06/22/24(a)(b)	10,093	10,541,936
2.95%, 01/11/25(a)(b)	393	413,819
3.40%, 03/08/26(b)	2,933	3,159,218
3.60%, 04/09/24(a)(b)	480	507,988
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	15,665	17,250,406
Met Tower Global Funding
0.70%, 04/05/24(b)	299	296,972
1.25%, 09/14/26(b)	10,175	9,993,182
MetLife Inc.
3.00%, 03/01/25	5,163	5,463,055
3.60%, 04/10/24(a)	9,266	9,816,462
3.60%, 11/13/25 (Call 08/13/25)(a)	4,205	4,551,377
Series D, 4.37%, 09/15/23	8,365	8,887,544
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	2,443	2,415,880
0.45%, 09/01/23(a)(b)	3,486	3,467,522
0.55%, 06/07/24(b)	200	197,439
0.70%, 09/27/24(b)	6,900	6,811,338
0.90%, 06/08/23(a)(b)	7,873	7,901,035
0.95%, 07/02/25(a)(b)	8,769	8,667,447
1.95%, 01/13/23(b)	8,890	9,022,201
3.00%, 01/10/23(a)(b)	6,493	6,660,979
3.60%, 01/11/24(a)(b)	5,234	5,528,557
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	825	1,009,153
New York Life Global Funding
0.40%, 10/21/23(a)(b)	5,249	5,219,423
0.55%, 04/26/24(b)	1,418	1,403,227
0.60%, 08/27/24(b)	4,250	4,204,066
0.85%, 01/15/26(a)(b)	1,460	1,429,455
0.90%, 10/29/24(b)	95	94,572
0.95%, 06/24/25(a)(b)	6,173	6,115,657
1.10%, 05/05/23(a)(b)	6,160	6,205,065
1.15%, 06/09/26(b)	11,505	11,381,395
2.00%, 01/22/25(b)	7,706	7,890,474
2.88%, 04/10/24(a)(b)	8,507	8,887,398
2.90%, 01/17/24(a)(b)	5,562	5,781,385
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	8,080	8,760,821
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	21,888	23,584,320
Security	Par (000)	Value

Insurance (continued)
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	$1,660	$1,646,441
0.80%, 01/14/26(a)(b)	2,383	2,326,250
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)(a)	3,515	3,842,896
4.88%, 10/01/24 (Call 09/01/24)(a)	3,477	3,808,126
Pacific Life Global Funding II
0.50%, 09/23/23(b)	2,649	2,636,966
1.20%, 06/24/25(b)	8,233	8,185,299
1.38%, 04/14/26(a)(b)	6,710	6,712,106
Pricoa Global Funding I
0.80%, 09/01/25(b)	3,337	3,276,693
1.20%, 09/01/26(a)(b)	23,800	23,403,062
2.40%, 09/23/24(a)(b)	4,379	4,541,994
3.45%, 09/01/23(a)(b)	4,444	4,610,074
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	1,959	2,084,671
3.13%, 05/15/23(a)	1,628	1,686,144
3.40%, 05/15/25 (Call 02/15/25)	3,652	3,884,916
Principal Life Global Funding II
0.50%, 01/08/24(a)(b)	4,775	4,726,923
0.75%, 04/12/24(b)	4,313	4,276,703
0.75%, 08/23/24(a)(b)	2,780	2,748,658
0.88%, 01/12/26(b)	4,959	4,813,931
1.25%, 05/11/23(a)(b)	1,126	1,135,833
1.25%, 06/23/25(b)	5,760	5,713,865
1.25%, 08/16/26(b)	7,030	6,928,251
1.50%, 11/17/26(b)	5,000	4,935,212
2.25%, 11/21/24(b)	5,591	5,743,280
3.00%, 04/18/26(a)(b)	4,066	4,298,828
Protective Life Global Funding
0.39%, 07/07/23(b)	25	24,841
0.47%, 01/12/24(b)	1,832	1,808,514
0.50%, 04/12/23(a)(b)	3,163	3,152,405
0.63%, 10/13/23(a)(b)	4,206	4,193,321
0.78%, 07/05/24(a)(b)	11,858	11,729,775
1.08%, 06/09/23(a)(b)	2,708	2,724,901
1.17%, 07/15/25(b)	8,616	8,528,753
1.30%, 09/20/26(b)	10,988	10,760,212
1.62%, 04/15/26(b)	3,334	3,328,043
3.10%, 04/15/24(a)(b)	3,309	3,457,190
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	3,407	3,416,553
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)(c)	2,755	2,856,415
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)(c)	10,506	11,245,412
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(c)	6,792	7,058,911
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	850	1,040,820
Reinsurance Group of America Inc.
3.95%, 09/15/26 (Call 06/15/26)	2,489	2,729,041
4.70%, 09/15/23(a)	480	511,307
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	20,050	19,743,130
2.15%, 01/21/23(a)(b)	1,105	1,122,102
2.50%, 10/30/24(b)	2,145	2,209,051
2.75%, 05/07/25(a)(b)	903	940,296
3.85%, 09/19/23(b)	5,893	6,192,833

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	$903	$968,610
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	2,066	2,263,823
Security Benefit Global Funding, 1.25%, 05/17/24(a)(b)	175	174,517
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	265	278,250
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	2,235	2,436,150
Swiss Re America Holding Corp., 7.00%, 02/15/26	46	56,113
Symetra Financial Corp., 4.25%, 07/15/24(a)	330	351,909
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)(c)	2,290	2,392,344
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	2,156	2,365,224
Unum Group, 4.00%, 03/15/24(a)	2,799	2,963,138
Voya Financial Inc.
3.65%, 06/15/26(a)	2,631	2,860,673
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(c)	1,691	1,761,447
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	8,724	9,192,604
XLIT Ltd., 4.45%, 03/31/25(a)	6,500	7,074,712
		956,712,791
Internet — 1.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)(a)	5,610	5,759,877
3.60%, 11/28/24 (Call 08/28/24)	19,041	20,173,093
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	3,284	3,206,612
2.00%, 08/15/26 (Call 05/15/26)(a)	4,590	4,725,489
3.38%, 02/25/24(a)	4,755	5,018,818
Amazon.com Inc.
0.25%, 05/12/23	5,400	5,387,062
0.40%, 06/03/23	3,008	2,998,649
0.45%, 05/12/24	6,614	6,536,309
0.80%, 06/03/25 (Call 05/03/25)	6,216	6,123,394
1.00%, 05/12/26 (Call 04/12/26)(a)	10,973	10,842,869
2.40%, 02/22/23 (Call 01/22/23)(a)	12,557	12,819,495
2.80%, 08/22/24 (Call 06/22/24)	21,939	22,927,457
3.80%, 12/05/24 (Call 09/05/24)	10,839	11,655,908
5.20%, 12/03/25 (Call 09/03/25)(a)	4,057	4,640,201
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(a)	5,378	5,602,348
3.88%, 09/29/23 (Call 08/29/23)	11,941	12,512,841
4.13%, 06/30/25	1,845	1,995,017
4.38%, 05/14/24 (Call 04/14/24)	833	892,170
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	5,932	6,078,577
3.60%, 06/01/26 (Call 03/01/26)(a)	4,548	4,914,522
3.65%, 03/15/25 (Call 12/15/24)(a)	4,938	5,266,932
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	8,879	8,758,850
1.90%, 03/11/25 (Call 02/11/25)	10,077	10,205,642
2.75%, 01/30/23 (Call 12/30/22)	7,701	7,877,509
3.45%, 08/01/24 (Call 05/01/24)	6,123	6,450,048
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)	5,724	5,968,028
4.50%, 08/15/24 (Call 05/15/24)(a)	4,030	4,317,170
5.00%, 02/15/26 (Call 11/15/25)(a)	7,338	8,211,362
6.25%, 05/01/25 (Call 02/01/25)(b)	10,662	12,103,071
Security	Par (000)	Value

Internet (continued)
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	$5,365	$5,153,243
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	2,120	2,236,600
5.75%, 03/01/24	2,000	2,182,500
5.88%, 02/15/25	3,070	3,452,798
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(b)	3,619	3,623,877
2.99%, 01/19/23 (Call 12/19/22)(b)	10,553	10,773,322
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	3,090	3,226,722
3.58%, 04/11/26 (Call 02/11/26)(b)	620	661,447
3.80%, 02/11/25(b)	380	404,829
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	794	771,752
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	5,301	5,863,065
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	5,525	5,692,352
		268,011,827
Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24	145	151,918
4.55%, 03/11/26(a)	3,920	4,280,106
Gerdau Trade Inc., 4.75%, 04/15/23(b)	167	175,100
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	6,337	6,439,332
4.00%, 08/01/23 (Call 05/01/23)(a)	3,982	4,163,065
POSCO
2.38%, 01/17/23(b)	1,791	1,817,919
2.50%, 01/17/25(b)	5,195	5,366,435
2.75%, 07/15/24(b)	591	612,944
4.00%, 08/01/23(a)(b)	6,548	6,859,816
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	3,649	3,615,814
4.50%, 04/15/23 (Call 01/15/23)(a)	4,596	4,776,454
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	5,000	5,111,900
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	4,281	4,394,297
2.80%, 12/15/24 (Call 11/15/24)	4,256	4,422,784
Vale Overseas Ltd., 6.25%, 08/10/26(a)	14,912	16,972,838
		69,160,722
Leisure Time — 0.0%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/18/22)(a)	5,615	5,541,632
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	2,487	2,633,839
		8,175,471
Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	25	25,010
3.38%, 07/15/23 (Call 04/15/23)(a)	4,440	4,566,451
4.85%, 03/15/26 (Call 12/15/25)	2,678	2,923,665
5.38%, 04/23/25 (Call 03/23/25)	3,272	3,635,747
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	4,885	4,930,995
3.20%, 08/08/24 (Call 07/08/24)(a)	14,817	15,106,529
3.50%, 08/18/26 (Call 06/18/26)	3,959	4,036,787
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	2,780	2,834,392
3.60%, 04/15/24 (Call 03/15/24)(a)	5,730	6,019,567
3.75%, 03/15/25 (Call 12/15/24)	3,160	3,350,959
3.75%, 10/01/25 (Call 07/01/25)(a)	1,542	1,640,399
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	8,080	9,119,181

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Series R, 3.13%, 06/15/26 (Call 03/15/26)	$3,974	$4,175,144
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	2,718	2,868,695
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(a)	4,055	4,096,726
5.13%, 08/08/25 (Call 06/08/25)(a)	11,652	12,240,543
		81,570,790
Machinery — 1.2%
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	3,320	3,306,060
0.45%, 09/14/23(a)	2,465	2,457,127
0.45%, 05/17/24(a)	7,288	7,192,659
0.60%, 09/13/24(a)	430	424,526
0.65%, 07/07/23	7,554	7,558,066
0.80%, 11/13/25(a)	8,859	8,692,805
0.90%, 03/02/26(a)	1,318	1,288,760
1.15%, 09/14/26	3,145	3,094,484
1.45%, 05/15/25	5,983	6,011,573
2.15%, 11/08/24	8,785	9,027,081
2.40%, 08/09/26	2,130	2,202,963
2.63%, 03/01/23	1,754	1,796,218
2.85%, 05/17/24(a)	6,340	6,598,407
3.25%, 12/01/24	5,924	6,277,488
3.30%, 06/09/24	5,732	6,051,107
3.45%, 05/15/23(a)	10,214	10,619,238
3.65%, 12/07/23	6,401	6,748,055
3.75%, 11/24/23	3,734	3,942,775
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	9,848	10,366,284
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	8,517	8,358,920
1.88%, 01/15/26 (Call 12/15/25)(a)	4,666	4,689,527
1.95%, 07/02/23	4,391	4,459,101
4.20%, 01/15/24(a)	5,438	5,763,234
CNH Industrial NV, 4.50%, 08/15/23(a)	6,236	6,580,187
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	20	21,183
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	5,798	6,071,188
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	2,320	2,467,060
John Deere Capital Corp.
0.25%, 01/17/23	3,895	3,883,575
0.40%, 10/10/23(a)	4,021	4,002,108
0.45%, 01/17/24(a)	6,887	6,828,632
0.45%, 06/07/24(a)	5,031	4,967,361
0.63%, 09/10/24	1,585	1,568,602
0.70%, 07/05/23	3,955	3,964,048
0.70%, 01/15/26	7,535	7,332,308
1.05%, 06/17/26(a)	16,446	16,164,868
1.20%, 04/06/23	3,003	3,026,870
1.30%, 10/13/26	5,175	5,119,002
2.05%, 01/09/25	7,657	7,878,471
2.25%, 09/14/26	3,115	3,233,343
2.60%, 03/07/24	5,063	5,252,928
2.65%, 06/24/24	5,051	5,273,003
2.65%, 06/10/26	2,908	3,053,724
2.70%, 01/06/23(a)	3,256	3,333,214
2.80%, 01/27/23	3,523	3,613,657
2.80%, 03/06/23(a)	6,758	6,944,671
3.35%, 06/12/24(a)	3,845	4,083,703
3.40%, 09/11/25	960	1,028,926
3.45%, 06/07/23	3,269	3,407,807
3.45%, 01/10/24	3,229	3,405,281
3.45%, 03/13/25	4,604	4,936,146
Security	Par (000)	Value

Machinery (continued)
3.65%, 10/12/23	$5,649	$5,949,843
nVent Finance Sarl, 3.95%, 04/15/23 (Call 12/08/21)	3,386	3,525,088
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	7,380	7,514,601
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22)	320	318,371
2.88%, 03/01/25 (Call 12/01/24)(a)	738	775,356
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)(a)	6,639	6,961,081
3.45%, 11/15/26 (Call 08/15/26)	2,184	2,314,926
4.38%, 08/15/23 (Call 05/15/23)(a)	1,122	1,171,407
4.40%, 03/15/24 (Call 02/15/24)	7,552	8,038,487
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	1,554	1,666,048
		292,603,532
Manufacturing — 0.9%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	4,450	4,509,619
2.00%, 02/14/25 (Call 01/14/25)	7,561	7,747,243
2.25%, 03/15/23 (Call 02/15/23)	5,204	5,309,998
2.25%, 09/19/26 (Call 06/19/26)(a)	3,998	4,138,424
2.65%, 04/15/25 (Call 03/15/25)(a)	4,975	5,201,725
3.00%, 08/07/25(a)	2,923	3,121,234
3.25%, 02/14/24 (Call 01/14/24)(a)	7,539	7,914,233
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 09/01/22)	525	521,913
3.50%, 12/01/24 (Call 10/01/24)	2,563	2,708,612
GE Capital Funding LLC, 3.45%, 05/15/25
(Call 04/15/25)	13,487	14,390,218
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	16,795	18,142,834
General Electric Co.
3.10%, 01/09/23	3,333	3,416,120
3.38%, 03/11/24(a)	4,691	4,948,508
3.45%, 05/15/24 (Call 02/13/24)(a)	5,335	5,626,715
5.55%, 01/05/26	3,933	4,586,983
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5,531	5,795,452
3.50%, 03/01/24 (Call 12/01/23)(a)	6,993	7,364,197
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	5,946	6,177,549
3.30%, 11/21/24 (Call 08/21/24)	4,977	5,250,324
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	5,815	5,779,718
1.20%, 03/11/26(a)(b)	24,007	23,595,549
2.00%, 09/15/23(a)(b)	10,009	10,268,768
2.35%, 10/15/26(b)	6,529	6,748,674
3.13%, 03/16/24(a)(b)	8,229	8,616,501
3.25%, 05/27/25(a)(b)	4,379	4,658,860
6.13%, 08/17/26(b)	3,708	4,456,630
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	1,520	1,623,273
4.00%, 03/15/26 (Call 12/15/25)	2,800	3,043,163
4.30%, 03/01/24 (Call 12/01/23)	824	871,669
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23.	7,581	7,956,214
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	3,182	3,408,014
3.55%, 11/01/24 (Call 08/01/24)	7,035	7,478,232
		205,377,166

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	$14,563	$15,501,624
4.91%, 07/23/25 (Call 04/23/25)(a)	37,741	41,637,821
Comcast Corp.
3.10%, 04/01/25 (Call 12/03/21)	8,376	8,831,491
3.15%, 03/01/26 (Call 12/01/25)(a)	12,922	13,757,131
3.38%, 02/15/25 (Call 11/15/24)(a)	7,176	7,606,591
3.38%, 08/15/25 (Call 05/15/25)	12,087	12,875,918
3.60%, 03/01/24	13,880	14,710,570
3.70%, 04/15/24 (Call 03/15/24)(a)	22,490	23,834,248
3.95%, 10/15/25 (Call 08/15/25)	24,402	26,605,179
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	8,113	8,329,538
3.15%, 08/15/24 (Call 06/15/24)(b)	5,852	6,133,498
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	6,196	6,626,370
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	2,703	2,884,112
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	10,089	10,348,782
3.45%, 03/15/25 (Call 12/15/24)(a)	1,122	1,180,459
3.80%, 03/13/24 (Call 01/13/24)	1,879	1,978,819
3.90%, 11/15/24 (Call 08/15/24)	5,607	5,982,760
3.95%, 06/15/25 (Call 03/15/25)	6,489	6,969,592
4.90%, 03/11/26 (Call 12/11/25)	3,863	4,323,859
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	7,453	7,844,657
4.03%, 01/25/24 (Call 12/25/23)	15,348	16,242,902
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	100	108,787
6.63%, 03/18/25	4,605	5,276,685
Sky Ltd., 3.75%, 09/16/24(a)(b)	12,784	13,665,512
TCI Communications Inc., 7.88%, 02/15/26	1,906	2,396,067
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(a)	3,541	3,782,224
4.30%, 11/23/23 (Call 08/23/23)	5,238	5,532,648
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	13,274	14,544,559
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	4,280	4,322,443
2.35%, 12/01/22	2,206	2,242,833
3.00%, 02/13/26	4,702	4,966,360
3.15%, 09/17/25	7,469	7,928,307
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	3,932	4,166,930
3.70%, 08/15/24 (Call 05/15/24)	6,416	6,830,319
3.88%, 04/01/24 (Call 01/01/24)(a)	4,709	4,964,616
4.00%, 01/15/26 (Call 10/15/25)	7,172	7,776,423
4.75%, 05/15/25 (Call 04/15/25)	12,127	13,377,411
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	15,668	15,910,257
1.75%, 01/13/26	16,250	16,375,526
3.35%, 03/24/25	14,540	15,441,495
3.38%, 11/15/26 (Call 08/15/26)	2,704	2,926,742
3.70%, 09/15/24 (Call 06/15/24)	6,003	6,382,914
3.70%, 10/15/25 (Call 07/15/25)(a)	4,001	4,316,085
4.00%, 10/01/23	3,742	3,952,292
		411,393,356
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	9,452	9,610,758
3.25%, 06/15/25 (Call 03/15/25)(a)	8,656	9,250,468
Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	$127	$134,076
Worthington Industries Inc., 4.55%, 04/15/26(a)	1,382	1,520,186
		20,515,488
Mining — 0.5%
Anglo American Capital PLC
3.63%, 09/11/24(a)(b)	7,879	8,310,021
4.88%, 05/14/25(a)(b)	2,466	2,715,098
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23(a)	5,984	6,316,766
6.42%, 03/01/26	252	300,411
Corp. Nacional del Cobre de Chile, 4.50%, 09/16/25(b)	175	190,417
Fresnillo PLC, 5.50%, 11/13/23(b)	3,786	4,074,683
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	11,290	11,197,729
1.63%, 04/27/26 (Call 03/27/26)(b)	7,265	7,135,870
4.00%, 04/16/25(a)(b)	1,481	1,577,206
4.13%, 05/30/23(b)	14,309	14,942,427
4.13%, 03/12/24 (Call 02/12/24)(b)	9,355	9,875,386
4.63%, 04/29/24(b)	9,139	9,776,567
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	11,044	11,754,902
5.71%, 11/15/23(b)	1,568	1,687,670
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	6,443	7,025,307
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 3.38%, 10/28/24 (Call 07/28/24)(b)	5,000	5,112,780
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)(a)	1,071	1,101,179
Southern Copper Corp., 3.88%, 04/23/25	3,800	4,065,069
		107,159,488
Oil & Gas — 4.8%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	972	1,010,895
3.00%, 01/15/25 (Call 12/15/24)(b)	7,976	8,300,279
BP Capital Markets America Inc.
2.75%, 05/10/23	10,774	11,060,488
2.94%, 04/06/23(a)	6,793	6,988,251
3.12%, 05/04/26 (Call 02/04/26)	2,197	2,325,825
3.19%, 04/06/25 (Call 03/06/25)	7,201	7,581,895
3.22%, 11/28/23 (Call 12/23/21)	10,086	10,512,160
3.22%, 04/14/24 (Call 12/23/21)	8,925	9,329,634
3.41%, 02/11/26 (Call 12/11/25)	4,698	5,034,246
3.79%, 02/06/24 (Call 01/06/24)	8,889	9,393,562
3.80%, 09/21/25 (Call 07/21/25)	9,065	9,833,476
BP Capital Markets PLC
2.75%, 05/10/23(a)	2,202	2,258,487
3.12%, 05/04/26 (Call 02/04/26)(a)	1,866	1,964,874
3.51%, 03/17/25(a)	9,171	9,755,099
3.54%, 11/04/24(a)	6,945	7,382,770
3.81%, 02/10/24	11,737	12,397,720
3.99%, 09/26/23	7,651	8,076,972
4.38%, (Call 06/22/25)(c)(d)	22,804	23,830,180
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	8,751	8,843,261
2.95%, 01/15/23 (Call 12/15/22)	10,994	11,211,754
3.80%, 04/15/24 (Call 01/15/24)	6,938	7,271,419
3.90%, 02/01/25 (Call 11/01/24)	6,634	7,050,396
Cenovus Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	85	89,473
5.38%, 07/15/25 (Call 04/15/25)(a)	10,103	11,224,412

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
1.14%, 05/11/23(a)	$10,673	$10,748,303
1.55%, 05/11/25 (Call 04/11/25)	13,244	13,339,476
2.36%, 12/05/22 (Call 09/05/22)	4,071	4,124,545
2.57%, 05/16/23 (Call 03/16/23)(a)	9,660	9,888,297
2.90%, 03/03/24 (Call 01/03/24)(a)	12,215	12,717,312
2.95%, 05/16/26 (Call 02/16/26)	4,834	5,126,921
3.19%, 06/24/23 (Call 03/24/23)	9,383	9,692,697
3.33%, 11/17/25 (Call 08/17/25)	7,815	8,351,258
Chevron USA Inc.
0.43%, 08/11/23(a)	2,436	2,428,213
0.69%, 08/12/25 (Call 07/12/25)	11,435	11,194,998
3.90%, 11/15/24 (Call 08/15/24)(a)	5,794	6,226,122
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	5,035	5,337,182
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23(a)	14,801	15,199,144
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	17,048	18,208,175
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25(a)	16,775	17,744,659
3.75%, 05/02/23	4,515	4,686,542
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	6,765	6,972,974
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	5,282	5,363,066
3.35%, 11/15/24 (Call 08/15/24)	851	901,854
4.95%, 03/15/26 (Call 12/15/25)	7,844	8,864,069
Continental Resources Inc., 2.27%, 11/15/26 (Call 11/15/23)(b)	3,000	2,962,920
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	7,190	7,494,604
4.50%, 04/15/23 (Call 01/15/23)	5,100	5,267,178
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(b)	7,015	7,456,651
Delek & Avner Tamar Bond Ltd.
5.08%, 12/30/23(b)	235	236,114
5.41%, 12/30/25(b)	540	542,492
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(b)	5,191	5,632,140
5.85%, 12/15/25 (Call 09/15/25)	2,286	2,620,805
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	11,327	11,753,008
4.75%, 05/31/25 (Call 04/30/25)	3,255	3,566,508
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	2,127	2,180,175
4.38%, 10/30/24(b)	475	506,559
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	11,099	11,642,313
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	13,081	13,326,209
3.15%, 04/01/25 (Call 01/01/25)	2,399	2,531,251
4.15%, 01/15/26 (Call 10/15/25)	4,358	4,785,332
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	5,913	5,965,994
2.45%, 01/17/23	8,889	9,063,239
2.65%, 01/15/24(a)	9,505	9,834,148
2.88%, 04/06/25 (Call 03/06/25)(a)	13,702	14,360,928
3.25%, 11/10/24	4,583	4,860,196
3.70%, 03/01/24	10,267	10,883,998
7.15%, 11/15/25(a)	1,224	1,482,253
7.75%, 06/15/23	3,020	3,337,838
Exxon Mobil Corp.
1.57%, 04/15/23	9,407	9,524,886
2.02%, 08/16/24 (Call 07/16/24)	9,995	10,240,018
Security	Par (000)	Value

Oil & Gas (continued)
2.28%, 08/16/26 (Call 06/16/26)(a)	$5,463	$5,649,950
2.71%, 03/06/25 (Call 12/06/24)	15,299	15,957,367
2.73%, 03/01/23 (Call 01/01/23)	6,832	6,990,865
2.99%, 03/19/25 (Call 02/19/25)(a)	25,304	26,650,311
3.04%, 03/01/26 (Call 12/01/25)	7,113	7,545,432
3.18%, 03/15/24 (Call 12/15/23)(a)	7,919	8,277,611
GS Caltex Corp.
3.00%, 06/04/24(a)(b)	495	515,513
3.88%, 06/27/23(b)	1,480	1,542,944
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(b)	4,148	4,340,923
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	3,636	3,802,037
HollyFrontier Corp.
2.63%, 10/01/23(a)	5,545	5,674,172
5.88%, 04/01/26 (Call 01/01/26)	6,105	6,885,306
KazMunayGas National Co. JSC, 4.75%, 04/24/25(a)(b)	1,077	1,171,959
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(b)	5,654	5,618,454
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	9,353	9,863,024
4.50%, 05/01/23 (Call 12/02/21)(a)	12,901	13,478,840
4.70%, 05/01/25 (Call 04/01/25)	15,077	16,469,016
4.75%, 12/15/23 (Call 12/02/21)	7,390	7,890,934
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	5,400	5,951,497
5.63%, 07/01/24	7,800	8,487,838
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	7,104	6,903,784
4.30%, 05/20/23(a)(b)	10,747	11,198,576
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	25	31,835
Petronas Capital Ltd., 3.50%, 03/18/25(b)	12,272	13,060,876
Phillips 66
0.90%, 02/15/24 (Call 12/31/21)	2,309	2,291,514
1.30%, 02/15/26 (Call 01/15/26)(a)	1,272	1,247,223
3.70%, 04/06/23	5,346	5,542,628
3.85%, 04/09/25 (Call 03/09/25)(a)	11,051	11,834,514
Pioneer Natural Resources Co.
0.55%, 05/15/23(a)	4,465	4,443,853
0.75%, 01/15/24 (Call 01/15/22)	2,290	2,272,944
1.13%, 01/15/26 (Call 12/15/25)	3,578	3,482,367
4.45%, 01/15/26 (Call 10/15/25)	4,112	4,525,739
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(b)	13,750	13,479,125
Reliance Industries Ltd., 4.13%, 01/28/25(b)	5,605	6,017,864
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	6,850	6,746,428
1.60%, 06/17/26 (Call 05/17/26)(b)	12,175	11,980,833
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(b)	1,380	1,381,013
1.63%, 11/24/25 (Call 10/24/25)(b)	10,096	10,012,021
2.88%, 04/16/24(b)	16,950	17,525,520
Shell International Finance BV
0.38%, 09/15/23(a)	4,661	4,636,009
2.00%, 11/07/24 (Call 10/07/24)(a)	13,418	13,746,266
2.25%, 01/06/23	7,312	7,445,849
2.38%, 04/06/25 (Call 12/22/21)	17,083	17,700,095
2.50%, 09/12/26	2,808	2,942,598
2.88%, 05/10/26(a)	5,335	5,654,062
3.25%, 05/11/25	16,957	18,062,037
3.40%, 08/12/23	7,553	7,896,065
3.50%, 11/13/23 (Call 10/13/23)	7,723	8,119,470

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)(b)	$6,010	$6,174,128
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	6,278	6,665,700
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)(b)	9,185	9,871,501
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	10,475	11,042,745
Sinopec Group Overseas Development 2016 Ltd. 2.75%, 09/29/26(a)(b)	4,327	4,524,514
3.50%, 05/03/26(b)	2,187	2,350,919
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	5,492	5,435,419
2.15%, 05/13/25 (Call 04/13/25)(b)	14,274	14,537,616
2.50%, 08/08/24 (Call 07/08/24)(b)	7,817	8,079,204
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	5,960	6,182,229
3.75%, 09/12/23(b)	2,238	2,345,478
4.13%, 09/12/25(a)(b)	3,641	3,975,889
Suncor Energy Inc.
2.80%, 05/15/23	7,220	7,397,421
3.10%, 05/15/25 (Call 04/15/25)(a)	9,418	9,876,689
7.88%, 06/15/26	395	485,005
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)(b)	6,787	6,824,329
4.00%, 08/15/26(b)	5,475	5,803,500
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	11,110	11,453,019
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	10,804	11,193,708
2.70%, 01/25/23	7,474	7,643,290
3.70%, 01/15/24	11,293	11,921,294
3.75%, 04/10/24(a)	7,394	7,857,491
Valero Energy Corp.
1.20%, 03/15/24	9,856	9,810,399
2.85%, 04/15/25 (Call 03/15/25)(a)	15,675	16,268,214
3.40%, 09/15/26 (Call 06/15/26)(a)	4,694	4,977,086
3.65%, 03/15/25(a)	3,570	3,814,700
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(a)(b)	12,030	12,721,182
3.70%, 09/15/26 (Call 06/15/26)(b)	4,255	4,557,071
		1,128,635,933
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	12,538	12,799,000
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	8,312	8,599,232
3.80%, 11/15/25 (Call 08/15/25)(a)	7,188	7,778,409
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	4,260	4,282,173
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)(b)	224	229,452
3.75%, 05/01/24 (Call 04/01/24)(b)	10,829	11,396,013
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	6,681	7,272,089
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	14,809	15,496,960
		67,853,328
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	3,833	4,118,204
Amcor Flexibles North America Inc., 3.10%, 09/15/26 (Call 06/15/26)	703	737,407
Security	Par (000)	Value

Packaging & Containers (continued)
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	$6,275	$6,199,825
1.57%, 01/15/26 (Call 12/15/25)(a)	14,558	14,249,662
4.88%, 07/15/26 (Call 07/15/22)(b)	545	565,470
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	434	472,355
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(b)	150	158,282
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	9,857	9,738,495
1.51%, 04/15/26 (Call 03/15/26)(a)(b)	13,033	12,833,366
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)(a)	2,126	2,256,801
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(b)	5,300	5,167,113
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(a)(b)	3,545	3,444,783
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	477	491,777
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	7,205	7,540,909
3.75%, 03/15/25 (Call 01/15/25)	4,598	4,936,470
4.65%, 03/15/26 (Call 01/15/26)	8,189	9,188,356
		82,099,275
Pharmaceuticals — 4.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)(a)	32,723	33,920,702
2.85%, 05/14/23 (Call 03/14/23)	10,699	10,974,401
2.95%, 11/21/26 (Call 09/21/26)(a)	23,641	24,880,384
3.20%, 05/14/26 (Call 02/14/26)	10,069	10,649,558
3.60%, 05/14/25 (Call 02/14/25)	32,073	34,164,646
3.75%, 11/14/23 (Call 10/14/23)(a)	12,072	12,675,643
3.80%, 03/15/25 (Call 12/15/24)	25,819	27,596,810
3.85%, 06/15/24 (Call 03/15/24)	10,109	10,719,973
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 03/15/22)	6,729	6,722,322
3.25%, 03/01/25 (Call 12/01/24)	1,335	1,405,713
3.40%, 05/15/24 (Call 02/15/24)	7,209	7,557,770
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)(a)	6,009	5,948,214
1.20%, 05/28/26 (Call 04/28/26)	6,772	6,684,606
AstraZeneca PLC
0.30%, 05/26/23(a)	7,248	7,210,025
0.70%, 04/08/26 (Call 03/08/26)(a)	7,641	7,384,146
3.38%, 11/16/25	13,921	14,921,617
3.50%, 08/17/23 (Call 07/17/23)(a)	6,337	6,622,218
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	7,555	7,875,443
3.88%, 12/15/23 (Call 11/15/23)(b)	22,132	23,244,339
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	21,083	22,950,127
5.50%, 08/15/25(b)	841	932,908
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)(b)	12,398	12,997,795
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	9,030	9,473,204
3.73%, 12/15/24 (Call 09/15/24)(a)	5,051	5,388,755
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 12/31/21)	2,164	2,156,642
0.75%, 11/13/25 (Call 10/13/25)(a)	5,458	5,327,179
2.75%, 02/15/23 (Call 01/15/23)	2,852	2,919,531
2.90%, 07/26/24 (Call 06/26/24)	19,464	20,360,183
3.20%, 06/15/26 (Call 04/15/26)	9,612	10,332,289
3.25%, 02/20/23 (Call 01/20/23)	7,242	7,456,566
3.25%, 11/01/23	934	978,226

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.63%, 05/15/24 (Call 02/15/24)	$955	$1,010,104
3.88%, 08/15/25 (Call 05/15/25)	16,097	17,431,626
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)(a)	9,958	10,374,525
3.75%, 09/15/25 (Call 06/15/25)	5,715	6,138,553
Series 2016-CD2, 3.50%, 11/15/24 (Call 08/15/24)(a)	2,390	2,532,495
Series 2021-4, 3.20%, 03/15/23(a)	6,557	6,742,298
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	7,100	7,014,530
1.25%, 03/15/26 (Call 02/15/26)(a)	2,818	2,769,128
3.00%, 07/15/23 (Call 05/16/23)	7,418	7,649,350
3.25%, 04/15/25 (Call 01/15/25)	10,905	11,472,691
3.50%, 06/15/24 (Call 03/17/24)	6,922	7,289,502
3.75%, 07/15/23 (Call 06/15/23)	10,874	11,345,895
4.13%, 11/15/25 (Call 09/15/25)	21,961	23,975,242
4.50%, 02/25/26 (Call 11/27/25)	5,843	6,464,019
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	10,192	10,540,245
2.75%, 12/01/22 (Call 09/01/22)	13,818	14,027,798
2.88%, 06/01/26 (Call 03/01/26)(a)	8,040	8,426,535
3.00%, 08/15/26 (Call 06/15/26)	5,153	5,432,583
3.38%, 08/12/24 (Call 05/12/24)(a)	6,354	6,678,920
3.70%, 03/09/23 (Call 02/09/23)(a)	12,943	13,385,360
3.88%, 07/20/25 (Call 04/20/25)	23,929	25,783,309
4.00%, 12/05/23 (Call 09/05/23)(a)	1,677	1,768,304
4.10%, 03/25/25 (Call 01/25/25)	9,215	9,960,574
4.75%, 12/01/22 (Call 09/01/22)	5,435	5,599,701
5.00%, 12/01/24 (Call 09/01/24)	3,242	3,579,688
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)(a)	5,927	6,230,935
EMD Finance LLC, 3.25%, 03/19/25
(Call 12/19/24)(a)(b)	14,698	15,539,408
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)	462	485,855
4.50%, 02/25/26 (Call 11/27/25)	320	352,231
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	5,260	5,399,397
3.38%, 05/15/23(a)	12,770	13,250,921
3.63%, 05/15/25	6,051	6,522,830
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	8,191	8,160,425
3.00%, 06/01/24 (Call 05/01/24)	11,346	11,871,488
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	6,536	6,366,569
2.05%, 03/01/23 (Call 01/01/23)(a)	2,855	2,900,487
2.45%, 03/01/26 (Call 12/01/25)(a)	9,394	9,783,411
2.63%, 01/15/25 (Call 11/15/24)(a)	10,529	11,006,993
3.38%, 12/05/23(a)	3,547	3,733,950
6.73%, 11/15/23(a)	208	233,019
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	1,433	1,389,977
1.30%, 08/15/26 (Call 07/15/26)	12,376	12,106,182
2.70%, 12/15/22 (Call 09/15/22)(a)	1,279	1,298,848
2.85%, 03/15/23 (Call 12/15/22)	4,617	4,714,971
3.80%, 03/15/24 (Call 12/15/23)(a)	7,967	8,401,544
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	5,867	6,435,171
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	4,151	4,043,325
2.75%, 02/10/25 (Call 11/10/24)	12,472	13,031,426
2.80%, 05/18/23(a)	14,147	14,599,063
Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 03/07/24 (Call 02/07/24)(a)	$6,011	$6,272,814
Mylan Inc.
3.13%, 01/15/23(b)	7,247	7,424,846
4.20%, 11/29/23 (Call 08/29/23)	5,040	5,310,283
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	7,808	7,940,129
3.00%, 11/20/25 (Call 08/20/25)(a)	7,306	7,748,534
3.40%, 05/06/24	7,404	7,836,782
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	9,401	9,288,321
2.75%, 06/03/26(a)	3,062	3,249,960
2.95%, 03/15/24 (Call 02/15/24)(a)	9,374	9,812,815
3.00%, 06/15/23	7,057	7,312,279
3.20%, 09/15/23 (Call 08/15/23)(a)	7,403	7,729,880
3.40%, 05/15/24	3,658	3,872,465
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	6,657	6,931,020
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	19,111	19,720,518
3.20%, 09/23/26 (Call 06/23/26)	19,076	20,180,226
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	15,159	16,133,838
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	15,518	16,685,485
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)(a)	10,242	10,221,555
Wyeth LLC
6.45%, 02/01/24	5,271	5,899,614
7.25%, 03/01/23	3,405	3,688,122
Zeneca Wilmington Inc., 7.00%, 11/15/23	400	448,445
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	12,709	12,981,630
4.50%, 11/13/25 (Call 08/13/25)	5,801	6,438,406
		960,811,303
Pipelines — 2.9%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	170	173,424
4.95%, 12/15/24 (Call 09/15/24)(a)	6,775	7,361,519
5.95%, 06/01/26 (Call 03/01/26)(a)	2,237	2,585,891
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	15,324	17,071,195
7.00%, 06/30/24 (Call 01/01/24)	13,560	15,069,117
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(b)	1,085	1,161,983
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	946	1,029,087
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	10,062	11,018,862
Eastern Gas Transmission & Storage Inc., 3.60%, 12/15/24 (Call 09/15/24)(b)	524	559,817
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	4,234	4,443,439
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	5,823	6,660,752
Enbridge Inc.
0.55%, 10/04/23	3,380	3,355,482
1.60%, 10/04/26 (Call 09/04/26)	7,420	7,316,172
2.50%, 01/15/25 (Call 12/15/24)	8,022	8,260,396
3.50%, 06/10/24 (Call 03/10/24)(a)	6,701	7,039,884
4.00%, 10/01/23 (Call 07/01/23)	7,371	7,718,383
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)(a)	10,292	10,622,136

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
3.45%, 01/15/23 (Call 10/15/22)	$2,047	$2,088,723
3.60%, 02/01/23 (Call 11/01/22)	8,991	9,200,303
3.90%, 07/15/26 (Call 04/15/26)(a)	2,357	2,534,450
4.05%, 03/15/25 (Call 12/15/24)	10,173	10,788,675
4.25%, 03/15/23 (Call 12/15/22)	10,454	10,794,056
4.25%, 04/01/24 (Call 01/01/24)	5,700	6,003,360
4.50%, 04/15/24 (Call 03/15/24)(a)	8,862	9,437,428
4.75%, 01/15/26 (Call 10/15/25)	8,095	8,866,911
4.90%, 02/01/24 (Call 11/01/23)	3,815	4,050,916
5.88%, 01/15/24 (Call 10/15/23)(a)	10,004	10,781,635
5.95%, 12/01/25 (Call 09/01/25)	4,722	5,381,907
7.60%, 02/01/24 (Call 11/01/23)(a)	1,641	1,813,241
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	6,001	6,288,440
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	5,335	5,615,257
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	12,702	13,044,574
3.70%, 02/15/26 (Call 11/15/25)(a)	2,316	2,491,258
3.75%, 02/15/25 (Call 11/15/24)(a)	14,181	15,133,039
3.90%, 02/15/24 (Call 11/15/23)	11,106	11,718,632
Series D, 4.88%, 08/16/77 (Call 08/16/22), (3 mo. LIBOR US + 2.986%)(c)	10,775	10,370,415
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(a)(b)	191	207,654
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	960	970,914
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	3,022	3,073,399
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	451	493,133
6.19%, 11/01/25(a)(b)	330	383,139
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	4,918	5,036,681
3.50%, 09/01/23 (Call 06/01/23)(a)	7,576	7,850,978
4.15%, 02/01/24 (Call 11/01/23)	7,003	7,398,927
4.25%, 09/01/24 (Call 06/01/24)(a)	6,875	7,348,974
4.30%, 05/01/24 (Call 02/01/24)(a)	5,981	6,351,631
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	10,752	11,002,913
4.30%, 06/01/25 (Call 03/01/25)(a)	17,403	18,857,189
5.63%, 11/15/23 (Call 08/15/23)(b)	7,869	8,446,690
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	270	280,486
5.00%, 03/01/26 (Call 12/01/25)	3,177	3,560,955
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(a)(b)	5,091	5,277,608
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	9,428	9,330,995
3.38%, 03/15/23 (Call 02/15/23)	5,872	6,029,247
3.50%, 12/01/22 (Call 11/01/22)	5,148	5,273,473
4.00%, 02/15/25 (Call 11/15/24)(a)	6,238	6,668,889
4.50%, 07/15/23 (Call 04/15/23)	9,608	10,046,696
4.88%, 12/01/24 (Call 09/01/24)	12,583	13,679,407
4.88%, 06/01/25 (Call 03/01/25)	12,453	13,627,879
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	3,371	3,432,568
2.75%, 09/01/24 (Call 08/01/24)	8,746	9,035,890
5.85%, 01/15/26 (Call 12/15/25)(a)	1,829	2,106,209
7.50%, 09/01/23 (Call 06/01/23)	2,861	3,129,690
Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	$3,924	$4,306,120
5.00%, 09/15/23 (Call 06/15/23)	567	600,733
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	9,427	9,688,393
3.55%, 10/01/26 (Call 07/01/26)	2,349	2,507,960
3.61%, 02/15/25 (Call 11/15/24)	2,121	2,244,558
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	4,810	4,900,715
3.60%, 11/01/24 (Call 08/01/24)	8,743	9,205,431
3.85%, 10/15/23 (Call 07/15/23)(a)	7,951	8,274,745
4.65%, 10/15/25 (Call 07/15/25)	11,647	12,711,284
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	14,885	15,647,110
5.63%, 03/01/25 (Call 12/01/24)	20,013	22,314,748
5.75%, 05/15/24 (Call 02/15/24)	15,801	17,258,277
5.88%, 06/30/26 (Call 12/31/25)	7,443	8,559,200
Southern Natural Gas Co. LLC, 0.63%, 04/28/23 (Call 04/28/22)(a)(b)	105	104,649
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,612	3,820,666
3.50%, 03/15/25 (Call 12/15/24)	3,856	4,080,916
4.75%, 03/15/24 (Call 12/15/23)	10,192	10,918,212
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	3,631	3,923,350
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(a)	11,110	11,025,914
3.75%, 10/16/23 (Call 07/16/23)	8,722	9,102,411
4.88%, 01/15/26 (Call 10/15/25)(a)	12,790	14,302,574
Transcanada Trust
5.63%, 05/20/75 (Call 05/20/25)(a)(c)	4,657	4,889,850
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	10,050	10,929,375
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	6,214	7,624,174
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	8,997	9,222,392
3.90%, 01/15/25 (Call 10/15/24)(a)	7,968	8,516,044
4.00%, 09/15/25 (Call 06/15/25)	5,097	5,496,605
4.30%, 03/04/24 (Call 12/04/23)	11,007	11,685,243
4.50%, 11/15/23 (Call 08/15/23)	7,679	8,115,918
4.55%, 06/24/24 (Call 03/24/24)(a)	12,581	13,517,924
		682,248,464
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	1,819	2,018,657

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	3,808	4,100,275
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	4,157	4,672,863
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(a)(b)	225	241,785
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(a)(b)	650	664,898
Vonovia Finance BV, 5.00%, 10/02/23(a)(b)	2,210	2,353,524
		12,033,345
Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(a)	5,395	5,769,463
3.80%, 04/15/26 (Call 02/15/26)(a)	3,116	3,391,939
4.30%, 01/15/26 (Call 10/15/25)	1,276	1,409,468

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (Call 05/15/26)(a)	$593	$631,121
3.75%, 04/15/23 (Call 01/15/23)	2,522	2,600,884
4.13%, 07/01/24 (Call 04/01/24)(a)	4,473	4,790,972
American Tower Corp.
0.60%, 01/15/24(a)	6,867	6,786,326
1.30%, 09/15/25 (Call 08/15/25)(a)	5,286	5,212,102
1.45%, 09/15/26 (Call 08/15/26)	5,105	4,993,911
1.60%, 04/15/26 (Call 03/15/26)(a)	7,805	7,704,613
2.40%, 03/15/25 (Call 02/15/25)(a)	6,964	7,133,998
2.95%, 01/15/25 (Call 12/15/24)	5,945	6,185,444
3.00%, 06/15/23	11,377	11,721,405
3.38%, 05/15/24 (Call 04/15/24)	7,073	7,409,952
3.38%, 10/15/26 (Call 07/15/26)	4,736	5,024,345
3.50%, 01/31/23	5,476	5,636,142
4.00%, 06/01/25 (Call 03/01/25)	6,413	6,891,953
4.40%, 02/15/26 (Call 11/15/25)(a)	3,417	3,739,848
5.00%, 02/15/24	9,374	10,125,147
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)(a)	1,321	1,348,850
2.90%, 10/15/26 (Call 07/15/26)	2,087	2,207,866
2.95%, 05/11/26 (Call 02/11/26)(a)	1,325	1,403,445
3.45%, 06/01/25 (Call 03/03/25)	5,173	5,511,401
3.50%, 11/15/24 (Call 08/15/24)(a)	2,890	3,074,137
3.50%, 11/15/25 (Call 08/15/25)(a)	1,160	1,245,526
4.20%, 12/15/23 (Call 09/16/23)	5,083	5,390,962
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	3,990	4,154,250
3.13%, 09/01/23 (Call 06/01/23)(a)	3,170	3,275,346
3.20%, 01/15/25 (Call 10/15/24)(a)	5,511	5,785,199
3.65%, 02/01/26 (Call 11/03/25)	7,616	8,189,615
3.80%, 02/01/24 (Call 11/01/23)	7,698	8,074,079
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	851	906,174
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)(a)	2,612	2,753,986
3.85%, 02/01/25 (Call 11/01/24)	5,456	5,808,449
4.13%, 06/15/26 (Call 03/15/26)	2,617	2,852,680
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	135	137,540
3.50%, 09/15/24 (Call 06/15/24)	649	684,000
4.25%, 01/15/24 (Call 10/15/23)	591	623,978
4.88%, 06/15/23 (Call 03/15/23)	5,298	5,569,315
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	10,119	10,499,695
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)(a)	1,380	1,459,038
4.15%, 04/01/25 (Call 01/01/25)(a)	1,957	2,096,808
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(a)	1,378	1,394,482
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	13,403	12,938,801
1.35%, 07/15/25 (Call 06/15/25)	6,480	6,414,360
3.15%, 07/15/23 (Call 06/15/23)(a)	7,453	7,706,917
3.20%, 09/01/24 (Call 07/01/24)	7,317	7,661,181
3.70%, 06/15/26 (Call 03/15/26)	2,215	2,379,254
4.45%, 02/15/26 (Call 11/15/25)(a)	6,017	6,608,881
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)(a)	495	522,596
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/25 (Call 08/15/25)	$251	$271,845
4.38%, 12/15/23 (Call 12/23/21)	1,390	1,471,026
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	5,869	6,087,210
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	3,426	3,816,322
Duke Realty LP
3.25%, 06/30/26 (Call 03/30/26)(a)	801	856,335
3.75%, 12/01/24 (Call 09/01/24)(a)	2,345	2,501,239
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)(a)	2,000	2,138,574
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	16,515	16,028,669
1.25%, 07/15/25 (Call 06/15/25)	7,256	7,119,069
1.45%, 05/15/26 (Call 04/15/26)	9,419	9,195,690
2.63%, 11/18/24 (Call 10/18/24)	5,021	5,176,793
2.90%, 11/18/26 (Call 09/18/26)	3,940	4,088,000
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)(a)	1,977	2,082,958
3.00%, 04/15/23 (Call 01/15/23)(a)	5,749	5,900,306
3.38%, 06/01/25 (Call 03/01/25)(a)	1,771	1,886,054
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)(a)	3,935	4,047,541
3.38%, 04/15/26 (Call 01/15/26)(a)	1,875	1,998,827
3.50%, 04/01/25 (Call 01/01/25)	2,380	2,525,238
3.88%, 05/01/24 (Call 02/01/24)	4,378	4,630,038
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	2,185	2,152,195
2.75%, 06/01/23 (Call 03/01/23)(a)	738	755,843
3.95%, 01/15/24 (Call 10/15/23)	2,228	2,348,328
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)(a)	1,864	1,935,969
5.25%, 06/01/25 (Call 03/01/25)	9,082	9,992,743
5.38%, 11/01/23 (Call 08/01/23)(a)	4,338	4,614,634
5.38%, 04/15/26 (Call 01/15/26)	7,416	8,226,865
Healthcare Realty Trust Inc., 3.88%, 05/01/25 (Call 02/01/25)	680	726,410
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)(a)	3,186	3,420,895
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(a)	2,885	2,813,986
3.25%, 07/15/26 (Call 05/15/26)	5,590	5,971,707
3.40%, 02/01/25 (Call 11/01/24)	663	701,335
4.00%, 06/01/25 (Call 03/01/25)(a)	2,870	3,105,139
Highwoods Realty LP, 3.63%, 01/15/23 (Call 10/15/22)	2,098	2,142,437
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,828	2,970,876
Series D, 3.75%, 10/15/23 (Call 12/08/21)	3,209	3,363,262
Series E, 4.00%, 06/15/25 (Call 03/15/25)	3,317	3,518,725
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	500	541,006
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(a)	3,093	3,235,284
4.38%, 10/01/25 (Call 07/01/25)	328	358,855
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)(a)	3,094	3,183,652
2.80%, 10/01/26 (Call 07/01/26)(a)	2,162	2,270,151
3.13%, 06/01/23 (Call 03/01/23)(a)	2,920	3,004,658
3.30%, 02/01/25 (Call 12/01/24)	4,037	4,266,248
3.50%, 04/15/23 (Call 01/15/23)(a)	2,499	2,572,754
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	823	881,903

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)(a)	$115	$120,846
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	3,072	3,304,142
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	1,333	1,295,767
3.75%, 06/15/24 (Call 03/15/24)(a)	1,428	1,512,901
4.00%, 11/15/25 (Call 08/15/25)	1,927	2,100,994
4.30%, 10/15/23 (Call 07/15/23)	688	723,947
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)(a)	2,788	2,965,438
4.00%, 11/15/25 (Call 08/15/25)	1,760	1,919,729
Office Properties Income Trust
2.65%, 06/15/26 (Call 05/15/26)	695	692,401
4.25%, 05/15/24 (Call 02/15/24)	4,179	4,377,077
4.50%, 02/01/25 (Call 11/01/24)	5,157	5,460,243
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)(a)	2,579	2,701,505
4.50%, 01/15/25 (Call 10/15/24)(a)	2,495	2,679,584
4.95%, 04/01/24 (Call 01/01/24)(a)	304	326,329
5.25%, 01/15/26 (Call 10/15/25)(a)	3,394	3,790,963
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)(a)	110	113,159
4.45%, 03/15/24 (Call 12/15/23)	10	10,604
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	1,719	1,848,627
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,225	2,172,146
1.50%, 11/09/26 (Call 10/09/26)	4,095	4,080,327
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	1,219	1,177,536
3.88%, 07/15/24 (Call 04/15/24)(a)	2,897	3,087,914
3.88%, 04/15/25 (Call 02/15/25)(a)	1,749	1,895,471
4.13%, 10/15/26 (Call 07/15/26)(a)	3,137	3,498,251
4.60%, 02/06/24 (Call 11/06/23)	5,983	6,389,425
4.63%, 11/01/25 (Call 09/01/25)	5,361	5,964,681
4.65%, 08/01/23 (Call 05/01/23)(a)	7,472	7,889,780
4.88%, 06/01/26 (Call 03/01/26)	1,929	2,179,240
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	75	79,248
3.90%, 11/01/25 (Call 08/01/25)(a)	635	680,139
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)	310	327,262
5.00%, 12/15/23 (Call 09/15/23)(a)	2,201	2,339,868
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)(a)	2,450	2,711,293
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	778	822,447
3.50%, 02/12/25 (Call 11/14/24)(a)(b)	5,761	6,102,339
3.63%, 01/28/26 (Call 12/28/25)(b)	5,094	5,471,200
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26)(b)(c)	5,000	5,224,500
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	15,250	14,933,144
2.00%, 09/13/24 (Call 06/13/24)	9,622	9,820,974
2.75%, 06/01/23 (Call 03/01/23)(a)	5,923	6,068,926
3.30%, 01/15/26 (Call 10/15/25)	5,399	5,770,352
3.38%, 10/01/24 (Call 07/01/24)	8,674	9,173,588
3.50%, 09/01/25 (Call 06/01/25)(a)	8,731	9,342,103
3.75%, 02/01/24 (Call 11/01/23)(a)	5,736	6,035,584
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	3,523	3,704,694
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 02/01/26 (Call 11/01/25)	$1,701	$1,819,979
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	793	811,824
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)(a)	1,084	1,200,651
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	905	940,341
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(a)(b)	1,907	2,081,014
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	1,036	1,084,591
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	4,363	4,525,637
3.25%, 10/15/26 (Call 07/15/26)(a)	2,666	2,844,713
3.50%, 04/15/24 (Call 03/15/24)	5,159	5,429,361
3.50%, 02/01/25 (Call 11/01/24)	3,627	3,841,340
3.75%, 05/01/24 (Call 02/01/24)	2,694	2,834,612
4.13%, 01/15/26 (Call 10/15/25)	2,675	2,928,133
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,495	1,500,765
3.50%, 01/15/25 (Call 11/15/24)	3,009	3,155,470
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)(b)	9,259	9,753,449
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	9,292	9,788,327
4.00%, 06/01/25 (Call 03/01/25)	9,467	10,203,575
4.25%, 04/01/26 (Call 01/01/26)	4,105	4,519,635
4.50%, 01/15/24 (Call 10/15/23)	3,129	3,325,802
Weyerhaeuser Co., 8.50%, 01/15/25(a)	1,350	1,639,587
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)(a)	1,235	1,322,836
4.25%, 10/01/26 (Call 07/01/26)(a)	1,820	2,007,208
4.60%, 04/01/24 (Call 01/01/24)(a)	4,397	4,692,786
		641,873,762
Retail — 1.5%
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	11,682	11,646,132
0.80%, 02/10/24 (Call 02/10/22)(a)(b)	17,043	16,860,026
0.95%, 02/10/26 (Call 01/10/26)(b)	12,259	11,826,462
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	5,208	5,488,612
4.50%, 10/01/25 (Call 07/01/25)	461	503,490
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	926	942,977
3.13%, 07/15/23 (Call 04/15/23)	1,573	1,622,844
3.13%, 04/18/24 (Call 03/18/24)(a)	3,581	3,737,711
3.13%, 04/21/26 (Call 01/21/26)(a)	2,086	2,209,512
3.25%, 04/15/25 (Call 01/15/25)	1,245	1,313,189
3.63%, 04/15/25 (Call 03/15/25)(a)	9,210	9,823,628
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	9,217	9,600,538
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	8,612	8,843,231
4.15%, 11/01/25 (Call 08/01/25)	3,068	3,355,244
Dollar Tree Inc.
3.70%, 05/15/23 (Call 12/01/21)	11,195	11,628,479
4.00%, 05/15/25 (Call 03/15/25)	11,562	12,458,198
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	1,783	1,839,770
2.70%, 04/01/23 (Call 01/01/23)	4,047	4,141,389
3.00%, 04/01/26 (Call 01/01/26)(a)	5,896	6,278,036
3.35%, 09/15/25 (Call 06/15/25)	10,569	11,335,106
3.75%, 02/15/24 (Call 11/15/23)	10,936	11,550,459

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	$1,336	$1,388,200
3.13%, 09/15/24 (Call 06/15/24)(a)	5,182	5,463,915
3.38%, 09/15/25 (Call 06/15/25)	4,888	5,227,309
3.88%, 09/15/23 (Call 06/15/23)	5,593	5,857,155
4.00%, 04/15/25 (Call 03/15/25)	10,600	11,486,339
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	1,572	1,580,193
3.25%, 06/10/24(a)	2,117	2,230,103
3.30%, 07/01/25 (Call 06/01/25)(a)	9,294	9,895,498
3.35%, 04/01/23 (Call 03/01/23)	9,917	10,239,225
3.38%, 05/26/25 (Call 02/26/25)(a)	8,834	9,404,535
3.70%, 01/30/26 (Call 10/30/25)	6,522	7,047,502
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	2,306	2,488,599
3.85%, 06/15/23 (Call 03/15/23)(a)	507	526,756
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(a)	6,092	5,907,352
3.38%, 09/15/24 (Call 06/15/24)(a)	2,021	2,122,881
4.60%, 04/15/25 (Call 03/15/25)	8,799	9,668,000
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	1,187	1,236,012
3.10%, 03/01/23 (Call 02/01/23)	9,458	9,719,662
3.80%, 08/15/25 (Call 06/15/25)	9,831	10,622,949
3.85%, 10/01/23 (Call 07/01/23)	6,238	6,529,196
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	15,967	16,459,196
2.50%, 04/15/26(a)	1,764	1,851,443
3.50%, 07/01/24(a)	9,916	10,546,409
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	2,232	2,304,146
2.50%, 05/15/23 (Call 02/15/23)	5,877	6,003,800
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	3,600	3,589,006
3.45%, 06/01/26 (Call 03/01/26)	7,079	7,521,611
3.80%, 11/18/24 (Call 08/18/24)(a)	5,000	5,310,067
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	5,783	5,888,972
2.55%, 04/11/23 (Call 01/11/23)	5,563	5,684,167
2.85%, 07/08/24 (Call 06/08/24)(a)	170	178,398
3.05%, 07/08/26 (Call 05/08/26)	3,000	3,215,140
3.30%, 04/22/24 (Call 01/22/24)	14,046	14,761,736
3.40%, 06/26/23 (Call 05/26/23)(a)	234	243,873
3.55%, 06/26/25 (Call 04/26/25)(a)	130	141,236
		349,345,614
Savings & Loans — 0.2%
Nationwide Building Society
0.55%, 01/22/24(b)	2,664	2,631,157
1.50%, 10/13/26(a)(b)	5,710	5,614,770
2.00%, 01/27/23(b)	6,658	6,766,235
3.77%, 03/08/24 (Call 03/08/23)(b)(c)	10,914	11,289,208
3.90%, 07/21/25(a)(b)	7,133	7,732,815
4.00%, 09/14/26(a)(b)	8,347	9,030,009
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(c)	5,338	5,617,254
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	4,248	4,341,214
		53,022,662
Semiconductors — 1.6%
Altera Corp., 4.10%, 11/15/23(a)	3,481	3,695,273
Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	$3,901	$4,120,152
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	4,882	5,347,103
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	465	474,342
3.13%, 01/15/25 (Call 11/15/24)	7,907	8,272,927
3.63%, 01/15/24 (Call 11/15/23)	7,527	7,896,278
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	11,589	12,150,872
3.46%, 09/15/26 (Call 07/15/26)	7,284	7,739,640
3.63%, 10/15/24 (Call 09/15/24)	10,708	11,351,479
4.25%, 04/15/26 (Call 02/15/26)	9,103	9,931,174
4.70%, 04/15/25 (Call 03/15/25)(a)	12,474	13,718,471
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	5,689	5,968,868
2.70%, 12/15/22	6,112	6,253,570
2.70%, 06/17/24 (Call 04/17/24)(a)	40	41,561
2.88%, 05/11/24 (Call 03/11/24)(a)	3,448	3,599,591
3.40%, 03/25/25 (Call 02/25/25)(a)	12,472	13,275,425
3.70%, 07/29/25 (Call 04/29/25)	12,728	13,778,987
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	13,049	14,215,255
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	5,139	5,619,000
3.80%, 03/15/25 (Call 12/15/24)(a)	4,031	4,346,991
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	13,430	13,343,203
4.20%, 06/22/23 (Call 05/22/23)(b)	10,687	11,169,015
Microchip Technology Inc.
0.97%, 02/15/24(a)(b)	3,887	3,851,244
0.98%, 09/01/24(b)	17,739	17,482,744
2.67%, 09/01/23	4,243	4,353,365
4.25%, 09/01/25 (Call 09/01/22)	14,715	15,284,843
4.33%, 06/01/23 (Call 05/01/23)	12,684	13,280,608
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	2,573	2,873,501
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)(a)	2,605	2,594,358
0.58%, 06/14/24 (Call 06/14/23)	3,695	3,655,000
3.20%, 09/16/26 (Call 06/16/26)	7,132	7,709,545
NXP BV/NXP Funding LLC
4.63%, 06/01/23(a)(b)	9,767	10,271,805
4.88%, 03/01/24 (Call 02/01/24)(b)	11,145	11,984,999
5.35%, 03/01/26 (Call 01/01/26)(a)(b)	5,127	5,823,302
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(a)(b)	6,623	6,857,926
3.88%, 06/18/26 (Call 04/18/26)(b)	3,328	3,606,366
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	9,894	10,105,741
2.90%, 05/20/24 (Call 03/20/24)(a)	10,637	11,120,465
3.45%, 05/20/25 (Call 02/20/25)(a)	3,523	3,764,474
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	5,000	4,994,023
SK Hynix Inc.
1.00%, 01/19/24(b)	825	818,557
1.50%, 01/19/26(a)(b)	5,000	4,913,750
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	5,800	5,781,009
1.80%, 06/01/26 (Call 05/01/26)	3,381	3,377,670
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	5,875	5,810,075
1.38%, 03/12/25 (Call 02/12/25)	6,979	7,045,211

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.25%, 05/01/23 (Call 02/01/23)	$2,786	$2,840,976
2.63%, 05/15/24 (Call 03/15/24)(a)	3,879	4,029,527
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)	5,000	5,020,174
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	6,187	6,009,681
1.25%, 04/23/26 (Call 03/23/26)(b)	11,175	10,998,100
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	8,654	9,002,207
		381,570,423
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(a)(b)	2,685	2,669,314
3.84%, 05/01/25 (Call 04/01/25)	832	884,773
		3,554,087
Software — 1.9%
Activision Blizzard Inc., 3.40%, 09/15/26
(Call 06/15/26)	4,316	4,618,988
Adobe Inc.
1.70%, 02/01/23	6,150	6,234,075
1.90%, 02/01/25 (Call 01/01/25)	6,181	6,314,377
3.25%, 02/01/25 (Call 11/01/24)	8,196	8,682,159
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)(a)	1,175	1,201,816
4.38%, 06/15/25 (Call 03/15/25)	1,163	1,272,141
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	4,940	5,295,290
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,858	2,011,002
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	4,686	4,541,062
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	980	1,101,099
Fidelity National Information Services Inc.
0.38%, 03/01/23	2,031	2,021,827
0.60%, 03/01/24	8,983	8,873,441
1.15%, 03/01/26 (Call 02/01/26)	10,932	10,668,058
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)(a)	18,881	19,539,707
3.20%, 07/01/26 (Call 05/01/26)	12,619	13,316,957
3.80%, 10/01/23 (Call 09/01/23)	10,845	11,391,114
3.85%, 06/01/25 (Call 03/01/25)	6,051	6,480,899
Infor Inc.
1.45%, 07/15/23 (Call 06/15/23)(a)(b)	309	310,639
1.75%, 07/15/25 (Call 06/15/25)(b)	8,088	8,111,492
Intuit Inc.
0.65%, 07/15/23(a)	6,261	6,247,666
0.95%, 07/15/25 (Call 06/15/25)(a)	6,292	6,216,900
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	5,393	5,507,485
2.38%, 05/01/23 (Call 02/01/23)	4,219	4,319,328
2.40%, 08/08/26 (Call 05/08/26)(a)	10,404	10,853,463
2.70%, 02/12/25 (Call 11/12/24)(a)	15,036	15,755,023
2.88%, 02/06/24 (Call 12/06/23)(a)	17,231	17,936,520
3.13%, 11/03/25 (Call 08/03/25)	7,984	8,529,290
3.63%, 12/15/23 (Call 09/15/23)	10,373	10,925,579
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	27,263	27,129,341
2.40%, 09/15/23 (Call 07/15/23)	21,784	22,268,780
2.50%, 04/01/25 (Call 03/01/25)	30,116	30,998,642
2.63%, 02/15/23 (Call 01/15/23)	13,164	13,439,179
2.65%, 07/15/26 (Call 04/15/26)	16,061	16,583,140
2.95%, 11/15/24 (Call 09/15/24)(a)	20,748	21,669,250
Security	Par (000)	Value

Software (continued)
2.95%, 05/15/25 (Call 02/15/25)	$19,567	$20,460,126
3.40%, 07/08/24 (Call 04/08/24)	15,726	16,544,100
3.63%, 07/15/23	10,493	10,969,824
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	7,462	7,287,440
2.35%, 09/15/24 (Call 08/15/24)(a)	5,594	5,756,490
3.65%, 09/15/23 (Call 08/15/23)	7,938	8,293,226
3.85%, 12/15/25 (Call 09/15/25)	2,182	2,363,560
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	210	208,227
3.25%, 04/11/23 (Call 03/11/23)	7,359	7,597,547
VMware Inc.
0.60%, 08/15/23	1,135	1,128,290
1.00%, 08/15/24 (Call 08/15/22)	395	392,188
1.40%, 08/15/26 (Call 07/15/26)	10,250	10,016,170
4.50%, 05/15/25 (Call 04/15/25)	8,619	9,421,920
		440,804,837
Telecommunications — 2.0%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	10,559	10,490,931
1.70%, 03/25/26 (Call 03/25/23)	28,885	28,843,512
2.63%, 12/01/22 (Call 09/01/22)	7,300	7,411,279
2.95%, 07/15/26 (Call 04/15/26)	3,721	3,914,791
3.40%, 05/15/25 (Call 02/15/25)	16,534	17,545,092
3.60%, 07/15/25 (Call 04/15/25)	3,434	3,673,929
3.80%, 03/01/24 (Call 01/01/24)(a)	968	1,019,714
3.88%, 01/15/26 (Call 10/15/25)	3,306	3,586,310
3.90%, 03/11/24 (Call 12/11/23)	6,992	7,359,992
3.95%, 01/15/25 (Call 10/15/24)	6,379	6,838,851
4.05%, 12/15/23	6,819	7,250,007
4.13%, 02/17/26 (Call 11/17/25)(a)	14,192	15,528,004
4.45%, 04/01/24 (Call 01/01/24)	12,676	13,549,838
7.13%, 03/15/26	350	425,701
Bell Canada, Series US-3, 0.75%, 03/17/24(a)	3,644	3,614,387
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(b)	365	380,586
5.35%, 05/20/24(b)	6,050	6,544,830
Bharti Airtel Ltd., 4.38%, 06/10/25(b)	7,443	7,947,812
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	10,325	10,987,746
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	3,180	3,268,931
2.50%, 09/20/26 (Call 06/20/26)(a)	7,722	8,139,520
2.60%, 02/28/23	2,290	2,348,042
2.95%, 02/28/26	3,520	3,746,314
3.50%, 06/15/25(a)	5,175	5,596,155
3.63%, 03/04/24(a)	10,578	11,235,559
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(a)(b)	8,214	8,410,696
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)(b)	1,749	1,886,751
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	1,694	1,675,714
Motorola Solutions Inc.
4.00%, 09/01/24(a)	7,559	8,064,522
7.50%, 05/15/25	68	80,472
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	5,345	5,285,991
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	4,304	4,240,502

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
NTT Finance Corp.
0.37%, 03/03/23(a)(b)	$5,930	$5,912,725
0.58%, 03/01/24(a)(b)	5,023	4,975,453
1.16%, 04/03/26 (Call 03/03/26)(b)	14,159	13,907,136
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	8,535	8,743,135
3.75%, 06/22/26(b)	1,442	1,561,856
5.00%, 10/19/25(b)	9,600	10,800,326
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,967	3,100,971
3.00%, 03/15/23 (Call 12/15/22)(a)	3,702	3,777,662
3.63%, 12/15/25 (Call 09/15/25)	6,699	7,153,801
4.10%, 10/01/23 (Call 07/01/23)	10,449	10,957,261
SES SA, 3.60%, 04/04/23(a)(b)	6,713	6,924,790
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	485	504,222
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	2,539	2,680,204
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	6,944	6,852,164
3.50%, 04/15/25 (Call 03/15/25)	27,226	28,800,694
Verizon Communications Inc.
0.75%, 03/22/24	9,740	9,679,252
0.85%, 11/20/25 (Call 10/20/25)	30,490	29,615,011
1.45%, 03/20/26 (Call 02/20/26)	22,162	22,007,450
2.63%, 08/15/26(a)	9,931	10,351,438
3.38%, 02/15/25(a)	20,747	22,028,158
3.50%, 11/01/24 (Call 08/01/24)(a)	10,726	11,415,561
Vodafone Group PLC
2.95%, 02/19/23	600	614,804
3.75%, 01/16/24(a)	358	379,178
4.13%, 05/30/25(a)	14,847	16,142,918
		459,778,651
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	7,119	7,310,985

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	6,733	7,035,462
3.55%, 11/19/26 (Call 09/19/26)	4,699	5,043,383
		12,078,845
Transportation — 1.1%
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 12/06/21)(b)	1,223	1,309,683
3.88%, 09/28/25 (Call 06/28/25)(b)	3,192	3,459,676
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	6,128	6,273,178
3.00%, 04/01/25 (Call 01/01/25)(a)	4,451	4,711,219
3.40%, 09/01/24 (Call 06/01/24)	2,168	2,295,683
3.65%, 09/01/25 (Call 06/01/25)	3,048	3,290,494
3.75%, 04/01/24 (Call 01/01/24)	5,520	5,837,116
3.85%, 09/01/23 (Call 06/01/23)(a)	10,926	11,441,758
7.00%, 12/15/25	818	995,354
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	2,985	3,137,657
2.95%, 11/21/24 (Call 08/21/24)(a)	902	946,105
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	6,200	6,194,313
1.75%, 12/02/26 (Call 11/02/26)	3,515	3,516,977
2.90%, 02/01/25 (Call 11/01/24)	6,004	6,291,806
3.70%, 02/01/26 (Call 11/01/25)	780	839,305
Security	Par (000)	Value

Transportation (continued)
4.45%, 03/15/23 (Call 12/15/22)(a)	$933	$969,125
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	4,078	4,290,014
3.35%, 11/01/25 (Call 08/01/25)	3,803	4,078,109
3.40%, 08/01/24 (Call 05/01/24)(a)	8,228	8,703,709
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	3,772	4,045,365
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	399	419,773
3.88%, 03/01/26 (Call 01/01/26)	3,145	3,416,400
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	805	826,649
3.13%, 06/01/26 (Call 03/01/26)	1,283	1,358,338
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	7,097	7,236,511
2.90%, 06/15/26 (Call 03/15/26)(a)	3,197	3,366,198
3.65%, 08/01/25 (Call 06/01/25)	951	1,019,627
3.85%, 01/15/24 (Call 10/15/23)	2,288	2,402,071
5.59%, 05/17/25	1,496	1,696,278
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)(b)	15,040	16,130,400
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(b)	200	208,500
4.88%, 10/01/24(b)	8,038	8,675,012
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,000	1,983,261
2.50%, 09/01/24 (Call 08/01/24)	5,257	5,442,584
3.35%, 09/01/25 (Call 08/01/25)	3,145	3,341,423
3.40%, 03/01/23 (Call 02/01/23)(a)	6,538	6,741,148
3.65%, 03/18/24 (Call 02/18/24)(a)	6,801	7,182,401
3.75%, 06/09/23 (Call 05/09/23)(a)	7,915	8,240,909
3.88%, 12/01/23 (Call 11/01/23)	4,165	4,401,284
4.63%, 06/01/25 (Call 05/01/25)	3,628	3,995,754
TTX Co., 3.60%, 01/15/25(a)(b)	117	124,762
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)(a)	3,617	3,696,411
2.75%, 03/01/26 (Call 12/01/25)	3,793	3,980,429
2.95%, 01/15/23 (Call 10/15/22)(a)	3,516	3,583,863
3.15%, 03/01/24 (Call 02/01/24)(a)	6,102	6,380,032
3.25%, 01/15/25 (Call 10/15/24)	2,140	2,262,423
3.25%, 08/15/25 (Call 05/15/25)(a)	4,276	4,562,025
3.50%, 06/08/23 (Call 05/08/23)	10,285	10,697,687
3.65%, 02/15/24 (Call 11/15/23)(a)	3,276	3,439,079
3.75%, 03/15/24 (Call 12/15/23)(a)	3,269	3,449,616
3.75%, 07/15/25 (Call 05/15/25)	4,285	4,631,407
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	5,288	5,449,690
2.40%, 11/15/26 (Call 08/15/26)(a)	1,961	2,056,049
2.50%, 04/01/23 (Call 03/01/23)	11,359	11,614,652
2.80%, 11/15/24 (Call 09/15/24)	5,211	5,451,393
3.90%, 04/01/25 (Call 03/01/25)(a)	7,742	8,378,309
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)(a)	9,480	9,372,753
		259,841,747
Trucking & Leasing — 0.5%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	6,979	6,848,493
2.63%, 03/20/25 (Call 02/20/25)(a)(b)	7,814	7,847,053
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	1,025	1,071,362
3.25%, 09/15/26 (Call 06/15/26)(a)	313	331,434
3.90%, 03/30/23(a)	2,311	2,398,988
4.35%, 02/15/24 (Call 01/15/24)	3,205	3,414,905

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)(b)	$11,161	$10,953,545
1.70%, 06/15/26 (Call 05/15/26)(a)(b)	11,696	11,605,067
2.70%, 03/14/23 (Call 02/14/23)(a)(b)	7,046	7,196,744
2.70%, 11/01/24 (Call 10/01/24)(b)	4,672	4,833,524
3.40%, 11/15/26 (Call 08/15/26)(b)	2,843	3,022,000
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	6,872	7,244,266
3.90%, 02/01/24 (Call 01/01/24)(b)	4,879	5,140,213
3.95%, 03/10/25 (Call 01/10/25)(b)	3,359	3,597,848
4.00%, 07/15/25 (Call 06/15/25)(b)	2,629	2,839,566
4.13%, 08/01/23 (Call 07/01/23)(b)	6,858	7,192,005
4.25%, 01/17/23(b)	5,357	5,556,137
4.45%, 01/29/26 (Call 11/29/25)(b)	4,930	5,436,835
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(a)(b)	10,330	10,288,538
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	4,449	4,666,491
4.13%, 07/15/23 (Call 06/15/23)(b)	7,094	7,427,252
		118,912,266
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)(a)	5,120	5,051,123

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	3,680	3,901,439
3.85%, 03/01/24 (Call 12/01/23)(a)	1,622	1,713,833
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	555	588,952
		6,204,224
Total Corporate Bonds & Notes — 98.7%
(Cost: $23,212,243,337)		23,152,298,502

Foreign Government Obligations(f)

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	10,145	10,095,289

South Korea — 0.1%
Korea Electric Power Corp., 1.13%, 06/15/25(a)(b)	1,597	1,582,100
Korea Gas Corp.
1.13%, 07/13/26(b)	5,450	5,350,483
2.25%, 07/18/26(b)	2,220	2,288,487
3.50%, 07/02/26(b)	1,000	1,081,196
3.88%, 02/12/24(b)	479	509,532
Security	Par/ Shares (000)	Value

South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(b)	$2,555	$2,682,111
Korea National Oil Corp.
2.50%, 10/24/26(b)	4,609	4,791,484
2.63%, 04/14/26(b)	1,966	2,051,817
3.25%, 07/10/24(b)	424	449,195
3.25%, 10/01/25(b)	1,734	1,851,423
		22,637,828
Total Foreign Government Obligations — 0.2%
(Cost: $33,138,190)		32,733,117

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	1,095,354	1,095,791,970
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	202,616	202,616,000
		1,298,407,970
Total Short-Term Investments — 5.5%
(Cost: $1,298,192,948)		1,298,407,970

Total Investments in Securities — 104.4%
(Cost: $24,543,574,475)		24,483,439,589

Other Assets, Less Liabilities — (4.4)%		(1,034,173,103)

Net Assets — 100.0%		$23,449,266,486

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity. (g) Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Insti-tutional, SL Agency Shares	$1,123,766,825	$—		$(27,746,232	)(a)	$(76,377)	$(152,246)	$1,095,791,970	1,095,354	$1,472,753	(b)	$—
BlackRock Cash Funds: Trea-sury, SL Agency Shares	136,326,000	66,290,000	(a)	—		—	—	202,616,000	202,616	14,651		—
						$(76,377)	$(152,246)	$1,298,407,970		$1,487,404		$—

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2021

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$23,152,298,502	$—	$23,152,298,502
Foreign Government Obligations	—	32,733,117	—	32,733,117
Money Market Funds	1,298,407,970	—	—	1,298,407,970
	$1,298,407,970	$23,185,031,619	$—	$24,483,439,589

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate